OMB APPROVAL

OMB Number: 3235-0578

Expires: February 28, 2006

Estimated average burden hours per response: 20.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         August 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Fund
ING Classic Principal Protection Fund IV
ING Equity Income Fund
ING Growth Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus Protection Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund
ING Value Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 62.2%
		Advertising: 0.0%
2,544		Catalina Marketing Corp.	$60,903
			60,903
		Aerospace/Defense: 2.0%
13,725		Boeing Co.	919,849
1,150		DRS Technologies, Inc.	59,168
1,536	L	Engineered Support Systems, Inc.	52,378
4,800		General Dynamics Corp.	550,032
9,150		Lockheed Martin Corp.	569,495
1,666	@	Moog, Inc.	52,496
9,200		Northrop Grumman Corp.	516,028
1,435	@	Teledyne Technologies, Inc.	55,434
6,750		United Technologies Corp.	337,500
			3,112,380
		Agriculture: 1.6%
14,125		Altria Group, Inc.	998,638
19,900		Archer-Daniels-Midland Co.	447,949
7,600		Monsanto Co.	485,184
4,000		Reynolds American, Inc.	335,760
5,200		UST, Inc.	221,312
			2,488,843
		Airlines: 0.1%
1,260	@, L	Alaska Air Group, Inc.	42,487
2,630	L	Skywest, Inc.	62,358
			104,845
		Apparel: 0.8%
12,000	@	Coach, Inc.	398,280
365		Haggar Corp.	8,446
1,395		K-Swiss, Inc.	42,743
5,925		Nike, Inc.	467,542
1,480	@, L	Quiksilver, Inc.	22,570
3,325		VF Corp.	197,206
2,262		Wolverine World Wide, Inc.	47,660
			1,184,447
		Auto Manufacturers: 0.4%
50,600		Ford Motor Co.	504,482
2,254		Oshkosh Truck Corp.	90,408
			594,890
		Auto Parts and Equipment: 0.2%
1,800		BorgWarner, Inc.	105,228
5,000	@, L	Goodyear Tire & Rubber Co.	84,000
1,700		Modine Manufacturing Co.	59,772
			249,000
		Banks: 3.4%
45,075		Bank of America Corp.	1,939,576
4,910		Colonial BancGroup, Inc.	114,207
5,550		Comerica, Inc.	335,720

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
1,830	L	Commerce Bancorp, Inc.	$61,708
1,676		Community Bank System, Inc.	39,604
645		East-West Bancorp, Inc.	21,891
2,830	@@	First Bancorp Puerto Rico	52,242
2,690		Fremont General Corp.	61,386
1,608	L	Hibernia Corp.	51,054
570		Hudson United BanCorp	24,083
12,500		KeyCorp	414,000
884		Mercantile Bankshares Corp.	47,586
14,600		National City Corp.	534,797
12,500		U.S. Bancorp	365,250
10,425		Wachovia Corp.	517,288
11,150		Wells Fargo & Co.	664,762
2,115		Whitney Holding Corp.	65,396
			5,310,550
		Beverages: 1.4%
2,998		Brown-Forman Corp.	169,777
14,975		Coca-Cola Co.	658,900
3,710		PepsiAmericas, Inc.	93,566
23,200		PepsiCo, Inc.	1,272,520
			2,194,763
		Biotechnology: 0.5%
8,200	@	Amgen, Inc.	655,180
2,035	@	Arqule, Inc.	15,547
2,200	@	Charles River Laboratories Intl., Inc.	111,804
3,097	@	Regeneron Pharmaceuticals, Inc.	23,135
3,812	@	Savient Pharmaceuticals, Inc.	15,400
			821,066
		Building Materials: 0.2%
795		Florida Rock Industries, Inc.	44,997
1,900		Martin Marietta Materials, Inc.	137,408
879		Universal Forest Products, Inc.	47,844
			230,249
		Chemicals: 0.8%
3,300		Chemtura Corp.	56,628
6,350		Dow Chemical Co.	274,320
6,625		E.I. du Pont de Nemours & Co.	262,151
2,500		Eastman Chemical Co.	119,925
1,813	@	FMC Corp.	103,268
1,409		HB Fuller Co.	46,229
2,994	L	Lyondell Chemical Co.	77,245
5,775		PPG Industries, Inc.	363,711
2,060		Wellman, Inc.	14,317
			1,317,794
		Coal: 0.0%
890	L	Massey Energy Co.	45,212
			45,212
		Commercial Services: 1.3%
3,238		Adesa, Inc.	73,826
1,250		Administaff, Inc.	44,963
2,080	@	Alliance Data Systems Corp.	87,506
3,270	@, L	Career Education Corp.	128,184
25,500		Cendant Corp.	518,669
805	@	Consolidated Graphics, Inc.	31,081
1,197		Corporate Executive Board Co.	96,682
2,575	@	Education Management Corp.	87,215
3,925		Equifax, Inc.	129,682

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
1,225	@, L	Heidrick & Struggles Intl., Inc.	$40,450
1,850	@	Korn/Ferry Intl.	36,667
2,280	@	Labor Ready, Inc.	51,802
910		Manpower, Inc.	41,005
9,400		McKesson Corp.	438,697
1,530	@	Pharmaceutical Product Development, Inc.	86,093
815	L	Pre-Paid Legal Services, Inc.	32,999
5,300	@, L	Quanta Services, Inc.	63,600
2,460		Rollins, Inc.	48,364
590	@, L	Vertrue, Inc.	20,373
			2,057,858
		Computers: 3.1%
1,790		Agilysys, Inc.	32,131
1,392	@	Anteon Intl. Corp.	63,962
15,500	@	Apple Computer, Inc.	727,415
828	@	Brooktrout, Inc.	10,598
1,105	@	CACI Intl., Inc.	69,217
7,557	@, L	Cadence Design Systems, Inc.	120,988
1,175	@, L	Cognizant Technology Solutions Corp.	53,498
34,225	@	Dell, Inc.	1,218,409
800	@	DST Systems, Inc.	42,960
19,050		Hewlett-Packard Co.	528,828
1,528		Imation Corp.	64,344
11,025		International Business Machines Corp.	888,836
375	@, L	Kronos, Inc.	16,249
1,480	@	Micros Systems, Inc.	65,993
1,090		MTS Systems Corp.	44,930
1,500	@	Radiant Systems, Inc.	17,715
1,870	@, L	Sandisk Corp.	72,612
3,690	@	Storage Technology Corp.	136,346
109,600	@	Sun Microsystems, Inc.	416,480
4,960	@	Synopsys, Inc.	94,240
1,135	L	Talx Corp.	40,474
6,460	@, L	Western Digital Corp.	89,471
			4,815,696
		Cosmetics/Personal Care: 0.6%
16,975	L	Procter & Gamble Co.	941,773
			941,773
		Distribution/Wholesale: 0.3%
590	L	Building Material Holding Corp.	55,153
770		CDW Corp.	45,492
5,900		Genuine Parts Co.	270,338
875		Hughes Supply, Inc.	27,694
655		SCP Pool Corp.	23,973
490	@, L	United Stationers, Inc.	22,981
			445,631
		Diversified Financial Services: 1.9%
7,775		American Express Co.	429,491
4,464	@, L	AmeriCredit Corp.	111,332
6,900		CIT Group, Inc.	312,432
6,425		Fannie Mae	327,932
2,200		IndyMac Bancorp, Inc.	87,626
1,112		Legg Mason, Inc.	116,237
5,900		Lehman Brothers Holdings, Inc.	623,394
6,225		Merrill Lynch & Co., Inc.	355,821
7,250		Morgan Stanley	368,808
8,875	@	Providian Financial Corp.	165,075
1,163	@	World Acceptance Corp.	29,761
			2,927,909

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
		Electric: 1.7%
2,500		Dominion Resources, Inc.	$191,200
7,775	L	Duke Energy Corp.	225,397
10,800		Edison Intl.	486,324
5,025		Exelon Corp.	270,797
10,125		FirstEnergy Corp.	516,679
7,449		Pepco Holdings, Inc.	170,135
1,620		SCANA Corp.	68,672
6,400		TXU Corp.	620,929
1,700		Wisconsin Energy Corp.	66,589
1,996		WPS Resources Corp.	115,049
			2,731,771
		Electrical Components and Equipment: 0.1%
2,290		Ametek, Inc.	92,264
1,922	@	Energizer Holdings, Inc.	124,738
			217,002
		Electronics: 0.5%
2,501		Amphenol Corp.	106,067
795	L	Analogic Corp.	39,631
3,331	@	Arrow Electronics, Inc.	99,330
4,142	@, L	Avnet, Inc.	103,757
570	@, L	Benchmark Electronics, Inc.	16,593
1,805		Brady Corp.	56,334
1,425	@	Coherent, Inc.	45,301
1,520	@, L	Cymer, Inc.	50,920
53	L	Daktronics, Inc.	1,159
905	@, L	Flir Systems, Inc.	29,222
1,080	@	Itron, Inc.	49,972
895		Park Electrochemical Corp.	21,614
32,688	@, L	Solectron Corp.	134,022
635	@, L	Trimble Navigation Ltd.	23,190
			777,112
		Energy-Alternate Sources: 0.0%
1,495	@, L	Headwaters, Inc.	57,558
			57,558
		Engineering and Construction: 0.0%
1,670	@	URS Corp.	62,926
			62,926
		Entertainment: 0.1%
1,120	@	Argosy Gaming Co.	52,259
1,610		International Speedway Corp.	90,273
			142,532
		Environmental Control: 0.1%
3,345		Republic Services, Inc.	121,189
585	@, L	Waste Connections, Inc.	20,674
			141,863
		Food: 0.3%
1,125		Corn Products Intl., Inc.	25,335
2,830		Flowers Foods, Inc.	77,061
951		Nash Finch Co.	39,942
4,507		SUPERVALU, Inc.	156,843
1,958	L	Tootsie Roll Industries, Inc.	62,382
680	L	Whole Foods Market, Inc.	87,897
			449,460

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
		Forest Products and Paper: 0.0%
930		Schweitzer-Mauduit Intl., Inc.	$21,409
			21,409
		Gas: 0.2%
1,680		Energen Corp.	64,378
2,331	@, L	Southern Union Co.	57,389
5,230		UGI Corp.	144,609
			266,376
		Hand/Machine Tools: 0.1%
2,500		Black & Decker Corp.	213,250
			213,250
		Healthcare-Products: 1.4%
920	@, L	Advanced Neuromodulation Systems, Inc.	47,371
580		Cooper Cos., Inc.	39,771
1,140	@	Haemonetics Corp.	50,662
1,120	@	Hologic, Inc.	54,018
375	@	Idexx Laboratories, Inc.	24,015
20,300		Johnson & Johnson	1,286,816
920		LCA-Vision, Inc.	37,766
8,000		Medtronic, Inc.	455,999
510	L	Mentor Corp.	26,826
1,461	@, L	Patterson Cos., Inc.	58,528
500	@, L	Resmed, Inc.	36,170
2,270	@	Respironics, Inc.	88,893
578		Vital Signs, Inc.	25,993
			2,232,828
		Healthcare-Services: 2.2%
6,950		Aetna, Inc.	553,707
1,945	@	AMERIGROUP Corp.	66,441
1,805	@, L	Centene Corp.	55,016
2,600	@	Community Health Systems, Inc.	95,758
3,200	@	Health Net, Inc.	147,552
5,025	@	Humana, Inc.	242,004
2,940	@	Lincare Holdings, Inc.	124,480
2,130	@	Pacificare Health Systems, Inc.	160,559
960	@, L	Sierra Health Services, Inc.	64,608
19,850		UnitedHealth Group, Inc.	1,022,275
1,900		Universal Health Services, Inc.	97,109
11,100	@	WellPoint, Inc.	824,175
			3,453,684
		Home Builders: 0.2%
1,490	L	Lennar Corp.	92,529
505		M.D.C. Holdings, Inc.	38,572
790	@, L	Meritage Homes Corp.	61,849
85	@, L	NVR, Inc.	75,225
720		Standard-Pacific Corp.	31,630
1,300	@	Toll Brothers, Inc.	62,465
			362,270
		Home Furnishings: 0.1%
1,222	@	Audiovox Corp.	22,094
720	@	Harman Intl. Industries, Inc.	74,448
			96,542

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
		Household Products/Wares: 0.5%
2,940	L	American Greetings Corp.	$74,647
914	L	Church & Dwight, Inc.	34,878
630	@, L	Fossil, Inc.	13,854
10,400		Kimberly-Clark Corp.	648,128
			771,507
		Housewares: 0.0%
1,650		Toro Co.	64,070
			64,070
		Insurance: 5.4%
9,095	@@	ACE Ltd.	403,909
12,400		Allstate Corp.	697,004
2,485		American Financial Group, Inc.	83,322
17,750		American Intl. Group, Inc.	1,050,799
5,350		Chubb Corp.	465,236
3,800		CIGNA Corp.	438,216
615	@@	Everest Re Group Ltd.	56,943
1,821		Fidelity National Financial, Inc.	71,238
2,735		First American Corp.	113,803
7,300		Hartford Financial Services Group, Inc.	533,265
3,596		HCC Insurance Holdings, Inc.	95,833
835		Landamerica Financial Group, Inc.	49,365
5,002		Loews Corp.	438,625
14,300	L	MetLife, Inc.	700,414
3,200		MGIC Investment Corp.	199,776
2,880		Ohio Casualty Corp.	72,749
5,127		Old Republic Intl. Corp.	129,047
805	@, L	Philadelphia Consolidated Holding Co.	62,540
9,400		Principal Financial Group	430,520
5,200		Progressive Corp.	501,332
10,400		Prudential Financial, Inc.	669,448
2,500		Radian Group, Inc.	127,950
3,850		Safeco Corp.	200,739
1,150	L	Selective Insurance Group, Inc.	54,441
14,100		St. Paul Travelers Cos., Inc.	606,441
1,725		UICI	53,234
3,300		WR Berkley Corp.	117,117
885		Zenith National Insurance Corp.	55,888
			8,479,194
		Internet: 0.9%
8,200	@	eBay, Inc.	332,018
2,070	@, L	Internet Security Systems, Inc.	47,030
4,310	@	McAfee, Inc.	132,102
28,300	@, L	Symantec Corp.	593,733
8,675	@	Yahoo!, Inc.	289,225
			1,394,108
		Investment Companies: 0.3%
1,247		iShares S&P SmallCap 600 Index Fund	71,640
2,979	L	Midcap SPDR Trust Series 1	388,492
			460,132
		Iron/Steel: 0.2%
280	L	Cleveland-Cliffs, Inc.	19,902
5,300	L	Nucor Corp.	299,344
			319,246
		Leisure Time: 0.2%
3,300		Carnival Corp.	162,822
1,660	@, L	Multimedia Games, Inc.	16,749
1,250	L	Polaris Industries, Inc.	65,850
			245,421

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
		Lodging: 0.1%
2,090		Boyd Gaming Corp.	$97,248
			97,248
		Machinery-Construction and Mining: 0.0%
1,990		JLG Industries, Inc.	65,252
			65,252
		Machinery-Diversified: 0.1%
1,484		Albany Intl. Corp.	53,454
1,375		Applied Industrial Technologies, Inc.	49,376
560		Cognex Corp.	16,660
1,100	@	Gerber Scientific, Inc.	7,590
1,722		IDEX Corp.	74,907
			201,987
		Media: 1.7%
14,550	@, L	Comcast Corp.	447,413
10,200		McGraw-Hill Cos., Inc.	491,844
19,700		News Corp.	319,337
30,950		Time Warner, Inc.	554,624
10,600		Viacom, Inc.	360,294
14,000		Walt Disney Co.	352,660
105		Washington Post Co.	87,360
			2,613,532
		Metal Fabricate/Hardware: 0.2%
810		Commercial Metals Co.	24,243
510		Lawson Products, Inc.	19,839
1,560		Precision Castparts Corp.	150,821
1,069		Quanex Corp.	65,754
			260,657
		Mining: 0.2%
6,100		Freeport-McMoRan Copper & Gold, Inc.	257,237
1,180	@	RTI Intl. Metals, Inc.	40,922
			298,159
		Miscellaneous Manufacturing: 2.2%
5,300		3M Co.	377,095
1,360		AptarGroup, Inc.	67,633
645		Clarcor, Inc.	18,254
2,660		Donaldson Co., Inc.	81,502
71,350		General Electric Co.	2,398,073
1,496		Lancaster Colony Corp.	68,442
1,135		Pentair, Inc.	44,810
1,100		Roper Industries, Inc.	42,372
1,266		Teleflex, Inc.	87,164
4,200		Textron, Inc.	299,460
			3,484,805
		Office Furnishings: 0.1%
2,559		Herman Miller, Inc.	76,514
1,629		HNI Corp.	93,912
			170,426

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
		Oil and Gas: 6.4%
7,525		Burlington Resources, Inc.	$555,270
24,562		ChevronTexaco Corp.	1,508,106
2,285	@	Cimarex Energy Co.	97,661
17,650		ConocoPhillips	1,163,841
9,100		Devon Energy Corp.	553,007
54,025		Exxon Mobil Corp.	3,236,097
1,994	@	Forest Oil Corp.	89,630
2,080		Frontier Oil Corp.	76,232
1,740		Helmerich & Payne, Inc.	103,391
8,200		Marathon Oil Corp.	527,342
2,000		Noble Energy, Inc.	176,280
7,600		Occidental Petroleum Corp.	631,028
950	@, L	Petroleum Development Corp.	36,100
1,900	L	Pogo Producing Co.	106,400
1,205	@, L	Remington Oil & Gas Corp.	46,429
900	@	Southwestern Energy Co.	52,110
1,090	@, L	Stone Energy Corp.	57,105
3,850		Sunoco, Inc.	279,895
1,200	@	Swift Energy Co.	55,116
5,350		Valero Energy Corp.	569,775
2,000		Vintage Petroleum, Inc.	76,860
			9,997,675
		Oil and Gas Services: 0.2%
1,223	@, L	Cal Dive Intl., Inc.	76,389
1,600	@, L	Cooper Cameron Corp.	115,439
1,126	@, L	Lone Star Technologies, Inc.	62,268
			254,096
		Pharmaceuticals: 3.1%
10,200		Abbott Laboratories	460,326
3,500	L	AmerisourceBergen Corp.	261,345
2,710	@	Barr Pharmaceuticals, Inc.	123,603
9,700		Cardinal Health, Inc.	578,217
11,675	@	Caremark Rx, Inc.	545,573
5,000	@	Express Scripts, Inc.	289,300
4,900	@	Hospira, Inc.	195,216
2,500	@	IVAX Corp.	64,750
8,100	@	King Pharmaceuticals, Inc.	119,070
14,525		Merck & Co., Inc.	410,041
50,875		Pfizer, Inc.	1,295,786
1,060	@, L	Sepracor, Inc.	53,212
9,200		Wyeth	421,268
			4,817,707
		Pipelines: 0.1%
4,123		National Fuel Gas Co.	124,143
1,180		Questar Corp.	92,064
			216,207
		Real Estate Investment Trusts: 0.1%
530	L	Colonial Properties Trust	23,373
1,080		Developers Diversified Realty Corp.	51,829
300	L	Essex Property Trust, Inc.	26,385
1,685	L	New Century Financial Corp.	72,438
			174,025
		Retail: 5.2%
975		Abercrombie & Fitch Co.	54,220
800	@	Advance Auto Parts, Inc.	48,744
4,110	L	American Eagle Outfitters, Inc.	117,669
2,230	@	Barnes & Noble, Inc.	84,227
11,475	L	Best Buy Co., Inc.	546,899
2,920	@	Brinker Intl., Inc.	108,478

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
1,370	@	CEC Entertainment, Inc.	$46,977
4,270	@, L	Chico’s FAS, Inc.	148,212
950	@, L	Childrens Place Retail Stores, Inc.	38,865
3,725		Claire’s Stores, Inc.	87,463
4,550		Darden Restaurants, Inc.	142,916
792	@, L	Electronics Boutique Holdings Corp.	50,767
7,000		Federated Department Stores, Inc.	482,860
614	@	GameStop Corp.	18,506
1,140	@, L	Genesco, Inc.	45,269
310	@, L	Guitar Center, Inc.	17,794
1,130	@, L	Hibbett Sporting Goods, Inc.	38,013
30,350		Home Depot, Inc.	1,223,711
8,125		J.C. Penney Co., Inc. Holding Co.	395,119
1,395	@	Jack in The Box, Inc.	49,202
1,160	L	Landry’s Restaurants, Inc.	33,907
1,680		Longs Drug Stores Corp.	71,232
4,850		Lowe’s Cos., Inc.	311,904
8,400		McDonald’s Corp.	272,580
1,770	@, L	Men’s Wearhouse, Inc.	53,950
3,600		Michaels Stores, Inc.	130,680
1,460	L	Movie Gallery, Inc.	26,265
8,300		Nordstrom, Inc.	278,714
3,300	@	O’Reilly Automotive, Inc.	90,981
320	@, L	P.F. Chang’s China Bistro, Inc.	16,378
1,070	@	Panera Bread Co.	59,642
840	@, L	Papa John’s Intl., Inc.	40,169
3,330	@, L	Payless Shoesource, Inc.	61,738
1,810	@, L	Select Comfort Corp.	34,987
1,535	@, L	Shopko Stores, Inc.	38,175
805	@	Sonic Corp.	24,625
20,500		Staples, Inc.	450,180
518		Stein Mart, Inc.	12,670
5,925		Target Corp.	318,469
1,535	@	Too, Inc.	40,923
380	@, L	Tractor Supply Co.	19,555
22,875		Wal-Mart Stores, Inc.	1,028,459
18,050		Walgreen Co.	836,256
1,200	@	Williams-Sonoma, Inc.	48,300
610	@, L	Zale Corp.	17,019
			8,063,669
		Savings and Loans: 0.5%
880	L	Downey Financial Corp.	55,774
805	@, L	FirstFed Financial Corp.	46,328
1,179	@	Sterling Financial Corp.	45,474
16,800		Washington Mutual, Inc.	698,544
			846,120
		Semiconductors: 1.8%
1,640	@	DSP Group, Inc.	41,771
2,539	@, L	Exar Corp.	39,634
42,200		Intel Corp.	1,085,383
3,890	@, L	Lam Research Corp.	123,313
4,940		Microchip Technology, Inc.	153,733
810	@	Microsemi Corp.	19,513
10,900		National Semiconductor Corp.	271,737
3,000	@	QLogic Corp.	103,680
27,150		Texas Instruments, Inc.	887,262
525	@, L	Varian Semiconductor Equipment Associates, Inc.	23,788
			2,749,814
		Software: 3.1%
900	@	Activision, Inc.	20,115
15,500	L	Adobe Systems, Inc.	419,120
1,399	@	Advent Software, Inc.	38,556

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 62.2% (continued)
1,415	@	Ansys, Inc.	$53,416
7,500	@	Autodesk, Inc.	324,000
370	@, L	Avid Technology, Inc.	13,820
7,400	@	BMC Software, Inc.	148,000
370	@, L	Cerner Corp.	29,141
10,750	@	Compuware Corp.	97,395
1,856	@	Dun & Bradstreet Corp.	118,172
2,215		Fair Isaac Corp.	90,527
1,790	@, L	Filenet Corp.	47,560
500		Global Payments, Inc.	32,890
550	@	Hyperion Solutions Corp.	23,854
5,800	@	Intuit, Inc.	265,872
1,370	@	Mantech Intl. Corp.	42,484
67,575		Microsoft Corp.	1,851,555
1,474	@	MRO Software, Inc.	24,866
11,900	@, L	Novell, Inc.	78,302
72,575	@	Oracle Corp.	941,298
5,700	@	Parametric Technology Corp.	34,542
1,715	@	Progress Software Corp.	52,582
960		SS&C Technologies, Inc.	35,030
3,420	@, L	Sybase, Inc.	76,369
1,830	@, L	Transaction Systems Architects, Inc.	49,007
			4,908,473
		Telecommunications: 2.9%
1,438	@, L	Anixter Intl., Inc.	54,903
42,175	@	Cisco Systems, Inc.	743,124
495		Commonwealth Telephone Enterprises, Inc.	19,919
1,200		Harris Corp.	46,332
40,250		Motorola, Inc.	880,670
1,440	@, L	Netgear, Inc.	31,925
10,800		QUALCOMM, Inc.	428,868
4,750		Scientific-Atlanta, Inc.	181,735
760		Telephone & Data Systems, Inc.	31,046
62,500		Verizon Communications, Inc.	2,044,374
			4,462,896
		Toys/Games/Hobbies: 0.1%
895	@	Department 56, Inc.	11,626
5,594		Hasbro, Inc.	115,796
1,695	@, L	JAKKS Pacific, Inc.	28,154
			155,576
		Transportation: 1.0%
930		CH Robinson Worldwide, Inc.	57,428
7,100		CSX Corp.	311,903
600	L	Expeditors Intl. Washington, Inc.	33,306
1,090	@, L	Kansas City Southern	21,920
810		Landstar System, Inc.	29,419
12,298		Norfolk Southern Corp.	437,932
1,295		Overseas Shipholding Group, Inc.	79,189
7,400	L	United Parcel Service, Inc.	524,586
1,780	@, L	Yellow Roadway Corp.	83,393
			1,579,076
		Total Common Stock
		(Cost $83,434,286)	97,281,470
PREFERRED STOCK: 0.4%
		Banks: 0.1%
15	#, C	DG Funding Trust	162,375
			162,375

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.4% (continued)
		Diversified Financial Services: 0.0%
3,050	C	National Rural Utilities Cooperative Finance Corp.	$74,847
			74,847
		Electric: 0.0%
925	X	TECO Energy, Inc.	23,407
			23,407
		Insurance: 0.2%
6,364	@@, C	Aegon NV	164,573
6,400	L, C	Metlife, Inc.	165,248
			329,821
		Telecommunications: 0.1%
66	@@, #	Centaur Funding Corp.	88,131
			88,131
		Total Preferred Stock
		(Cost $668,063)	678,581
WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
193	@	Timco Aviation Services	—

		Total Warrants
		(Cost $-)	—

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.8%
		Agriculture: 0.0%
$53,000	#, C	R.J. Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	$53,265
			53,265
		Auto Manufacturers: 0.0%
135,000		General Motors Corp., 4.270%, due 03/15/36	37,125
32,000		General Motors Corp., 7.400%, due 09/01/25	24,800
			61,925
		Banks: 1.6%
110,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	95,478
92,000	@@, L	Banco Santander Chile SA, 7.375%, due 07/18/12	105,555
89,000	@@,#	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.720%, due 12/09/09	89,441
60,000	@@, C	Bank of Ireland, 3.689%, due 12/29/49	53,143
80,000	@@, C	Bank of Nova Scotia, 4.186%, due 08/31/85	66,795
30,000	@@, C	Bank of Scotland, 3.750%, due 11/30/49	25,950
93,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	100,191
50,000	@@, C	Barclays Bank PLC, 6.278%, due 12/15/49	51,312
116,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	114,753
79,000	@@, #, C, L	Danske Bank A/S, 5.914%, due 12/29/49	85,132
70,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	58,625
100,000	#, C, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	128,297
60,000	@@, #	First Citizens St. Lucia Ltd., 5.460%, due 02/01/12	60,798

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.8% (continued)
137,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	$141,308
170,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	142,375
110,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	92,526
130,000	#, C	M & T Bank Corp., 3.850%, due 04/01/13	128,188
63,000	C	Mellon Capital I, 7.720%, due 12/01/26	67,719
60,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	53,928
34,000	C	NB Capital Trust, 7.830%, due 12/15/26	36,603
32,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	34,864
77,000		PNC Funding Corp., 4.500%, due 03/10/10	77,171
124,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	127,176
200,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	175,198
60,000	@@, C	Societe Generale, 3.625%, due 11/29/49	53,248
160,000	@@, C, L	Standard Chartered PLC, 3.750%, due 11/29/49	129,200
60,000	@@, C	Standard Chartered PLC, 4.188%, due 07/29/49	48,300
46,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, 08/01/49	49,858
110,000		Wachovia Corp., 5.500%, due 08/01/35	113,528
60,000	@@, C	Westpac Banking Corp., 3.556%, due 09/30/49	52,513
			2,559,173
		Beverages: 0.1%
71,000	@@, S	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	84,135
68,000	@@, C	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	84,660
			168,795
		Chemicals: 0.2%
34,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	34,510
40,000		Stauffer Chemical, 5.140%, due 04/15/10	32,227
70,000		Stauffer Chemical, 7.000%, due 04/15/17	38,343
171,000		Union Carbide Corp., 7.750%, due 10/01/96	187,234
			292,314
		Diversified Financial Services: 1.9%
100,000	@@, #, S	Alpine III, 9.790%, due 08/16/14	102,943
35,729	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	36,540
47,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	47,000
54,000	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	56,116
100,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	107,843
100,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	107,915
128,215	#	Astoria Depositor Corp., 7.902%, due 05/01/21	129,443
208,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	211,087
69,000	@@, C	BNP Paribas, 3.562%, due 12/31/49	58,938
183,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	184,831
173,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	170,471
61,000	C	Citigroup Capital II, 7.750%, due 12/01/36	65,091
128,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	137,708
30,000	@@, C	Financiere CSFB NV, 3.625%, due 03/29/49	26,004
68,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	63,074
130,000	C	General Motors Acceptance Corp., 10.640%, due 12/01/12	72,919
70,000	C	General Motors Acceptance Corp., 11.710%, due 06/15/15	32,357
81,000	L	Goldman Sachs Group, Inc., 3.538%, due 03/02/10	80,983
83,000	#, C	HVB Funding Trust I, 8.741%, due 06/30/31	113,296
92,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	128,422
37,000	S, L	International Lease Finance Corp., 5.000%, due 04/15/10	37,622
73,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	78,169
81,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	87,678
137,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	140,041
100,000	@@, #, C	Petroleum Export Ltd/Cayman SPV, 4.623%, due 06/15/10	100,301
100,000	@@, #, C	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	100,932
177,524	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	181,090
119,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	121,600
500,000	#	Toll Road Investors Partnership II LP, 17.690%, due 02/15/45	61,866
100,000	#, C	Twin Reefs Pass-Through Trust, 4.570%, due 12/10/49	99,794
61,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	67,517
			3,009,591

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.8% (continued)
		Electric: 0.9%
151,872	C	CE Generation LLC, 7.416%, due 12/15/18	$165,986
124,000	C, S	Consumers Energy Co., 4.250%, due 04/15/08	123,273
15,000	@@, L	Empresa Nacional de Electricidad SA/Chile, 8.500%, due 04/01/09	16,704
79,000	@@	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	95,050
97,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	97,089
84,000	C	Enterprise Capital Trust II, 4.710%, due 06/30/28	83,303
84,000	C, L	FirstEnergy Corp., 6.450%, due 11/15/11	91,098
145,000	C, L	FirstEnergy Corp., 7.375%, due 11/15/31	178,181
69,198	#, C, S	Juniper Generation, LLC, 6.790%, due 12/31/14	68,671
79,000	#, C	NorthWestern Corp., 5.875%, due 11/01/14	81,973
57,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	57,042
89,000	C, L	Potomac Edison Co., 5.000%, due 11/01/06	89,485
68,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	70,098
26,623		PPL Montana, LLC, 8.903%, due 07/02/20	30,926
34,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	35,190
33,261	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	35,217
111,000		TXU Corp., 4.446%, due 11/16/06	111,121
			1,430,407
		Food: 0.2%
34,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	38,487
51,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	57,272
94,000	C	Safeway, Inc., 4.800%, due 07/16/07	94,431
134,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	137,965
			328,155

		Home Builders: 0.0%
5,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	5,231
			5,231
		Insurance: 0.2%
118,000	L	AON Corp., 8.205%, due 01/01/27	141,112
61,000		Prudential Financial, Inc., 4.104%, due 11/15/06	60,817
132,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	146,703
			348,632
		Lodging: 0.1%
86,000	C	MGM Mirage, 5.875%, due 02/27/14	83,420
			83,420
		Media: 0.1%
1,256	@@, C, L	CanWest Media, Inc., 8.000%, due 09/15/12	1,325
64,000	C	COX Communications, Inc., 6.850%, due 01/15/18	70,970
			72,295
		Multi-National: 0.1%
63,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	63,608
			63,608
		Oil and Gas: 0.4%
77,000	C, L	Amerada Hess Corp., 6.650%, due 08/15/11	84,855
63,000	@@, #, S	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	61,871
45,000	@@, #, S	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	49,598
5,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	5,275
152,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	158,004
60,000	#, C	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	60,225
81,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	83,835
112,000	C, L	Valero Energy Corp., 7.500%, due 04/15/32	140,609
			644,272

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.8% (continued)
		Oil and Gas Services: 0.0%
39,000	#, C	Grant Prideco, Inc., 6.125%, due 08/15/15	$39,683
			39,683
		Pipelines: 0.1%
31,000	C	KN Capital Trust III, 7.630%, due 04/15/28	36,416
115,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	119,478
			155,894
		Real Estate: 0.1%
88,000	C, S	EOP Operating, LP, 7.750%, due 11/15/07	93,959
16,000	C	Liberty Property, LP, 6.375%, due 08/15/12	17,330
84,000	C	Liberty Property, LP, 7.750%, due 04/15/09	92,699
			203,988
		Real Estate Investment Trusts: 0.1%
118,000	C	Simon Property Group LP, 6.375%, due 11/15/07	122,497
74,000	C	Simon Property Group, LP, 4.875%, due 03/18/10	74,688
			197,185
		Retail: 0.1%
101,000	C	May Department Stores Co., 3.950%, due 07/15/07	100,162
			100,162
		Savings and Loans: 0.1%
66,000	C	Great Western Financial, 8.206%, due 02/01/27	71,573
			71,573
		Telecommunications: 0.4%
73,000	C	AT&T Corp., 9.750%, due 11/15/31	95,995
56,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	78,869
81,000	C	BellSouth Corp., 4.200%, due 09/15/09	80,440
56,000	C, L	BellSouth Corp., 6.000%, due 11/15/34	59,331
59,000	@@, C	British Telecommunications PLC, 8.875%, due 12/15/30	83,874
52,000	@@ +	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	59,857
26,000	C, S	New Cingular Wireless Services Inc, 8.125%, due 05/01/12	31,015
54,000	C, L	SBC Communications, Inc., 6.150%, due 09/15/34	58,284
43,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	43,218
89,000	@@, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	89,441
			680,324
		Transportation: 0.1%
100,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	101,261
			101,261
		Total Corporate Bonds/Notes (Cost $10,522,030)	10,671,153
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.8%
		Federal Home Loan Bank: 0.3%
475,000	L	3.250%, due 12/17/07	466,707
			466,707

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.8% (continued)
		Federal Home Loan Mortgage Corporation: 3.1%
940,000	C	2.700%, due 03/16/07	$921,816
192,000		3.875%, due 06/15/08	191,275
234,000	L	4.000%, due 08/17/07	234,153
169,308	C	4.500%, due 12/15/16	169,582
70,015	C	4.500%, due 06/15/17	70,111
271,000	C	4.500%, due 02/15/20	263,358
61,000	C	5.000%, due 05/15/20	61,599
347,501	C	5.000%, due 08/15/21	350,323
281,000	C	5.000%, due 04/15/23	284,161
57,119		5.038%, due 04/01/35	56,779
197,047		5.218%, due 06/01/35	197,355
168,349	C	5.500%, due 11/15/18	172,595
500,000		5.500%, due 09/15/19	510,781
343,000		5.500%, due 09/15/34	346,752
163,000		5.875%, due 03/21/11	174,792
204,000	C	6.000%, due 01/15/29	212,165
281,838	C	6.000%, due 01/15/29	290,141
351,453	C	6.000%, due 01/15/29	364,291
8,763		6.500%, due 11/01/28	9,097
			4,881,126
		Federal National Mortgage Association: 5.2%
481,000	C, L	2.875%, due 05/19/08	466,159
95,458	C	3.600%, due 04/25/35	95,562
118,000	L	4.250%, due 09/15/07	118,532
80,682		4.500%, due 09/25/16	80,717
183,673		4.500%, due 10/25/17	183,576
78,000		4.500%, due 09/15/18	77,366
17,000	W	4.500%, due 09/15/35	16,495
158,989		4.643%, due 08/01/35	158,307
224,000	C	4.750%, due 12/25/42	224,460
110,130		4.821%, due 11/01/34	110,542
204,000		4.823%, due 08/01/35	204,123
2,441,000		5.000%, due 09/15/34	2,424,981
59,994		5.119%, due 07/01/35	60,164
215,000		5.250%, due 08/01/12	226,477
51,326		5.346%, due 08/01/35	51,551
190,221		5.500%, due 11/01/32	192,457
169,000		5.500%, due 09/15/33	170,743
354,410		5.500%, due 11/01/33	358,578
500,947		5.500%, due 11/01/33	506,719
9,511		6.000%, due 08/01/16	9,827
29,000		6.000%, due 09/15/18	29,933
144,315		6.000%, due 07/25/29	150,061
340,265		6.000%, due 07/25/29	353,729
218,832		6.000%, due 04/25/31	228,167
38,000		6.000%, due 10/15/34	38,843
180,337		6.500%, due 04/01/30	187,150
778,000		6.500%, due 09/15/33	804,014
207,000		6.625%, due 11/15/10	230,856
144,994		7.000%, due 06/01/31	152,396
67,442		7.000%, due 04/01/32	70,758
8,000		7.000%, due 08/01/35	8,390
9,794		7.500%, due 10/01/30	10,389
6,596		7.500%, due 11/01/30	6,996
95,239	C	7.500%, due 01/25/48	100,672
			8,109,690

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.8% (continued)
		Government National Mortgage Association: 0.2%
14,099		3.375%, due 04/20/28	$14,300
125,242		6.500%, due 01/15/32	130,737
151,381		7.500%, due 12/15/23	162,214
			307,251
		Total U.S. Government Agency Obligations (Cost $13,780,026)	13,764,774
U.S. TREASURY OBLIGATIONS: 4.1%
		U.S. Treasury Notes: 2.9%
1,314,000	L, S	3.875%, due 07/31/07	1,315,181
3,000		4.000%, due 08/31/07	3,010
22,000	L, S	4.125%, due 08/15/08	22,184
3,070,000	L, S	4.125%, due 08/15/10	3,106,699
22,000	L	4.875%, due 02/15/12	23,181
			4,470,255
		U.S. Treasury Bonds: 1.1%
1,115,000	L	4.250%, due 08/15/15	1,136,429
500,000	L	5.375%, due 02/15/31	586,368
			1,722,797

		U.S. Treasury STRIP: 0.1%
374,000		4.240%, due 05/15/16	239,674
			239,674
		Total U.S. Treasury Obligations (Cost $6,346,931)	6,432,726
ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset-Backed Securities: 0.3%
70,512	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	70,123
25,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	24,560
70,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	69,337
70,588	C	Household Automotive Trust, 2.310%, due 04/17/08	70,164
150,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	148,143
			382,327
		Credit Card Asset-Backed Securities: 0.2%
50,000	C	Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	48,724
150,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	151,817
120,000	C	Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	119,347
45,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	47,531
			367,419
		Home Equity Asset-Backed Securities: 0.8%
46,509	C	Bayview Financial Acquisition Trust, 3.820%, due 09/28/43	46,639
22,470	C	Centex Home Equity, 3.921%, due 01/25/34	22,496
54,119	C	GMAC Mortgage Corp Loan Trust, 3.871%, due 12/25/20	54,154
415,000	C	GSAA Trust, 5.242%, due 05/25/35	417,278
84,574	C	Merrill Lynch Mortgage Investors, Inc., 4.001%, due 07/25/34	84,927
273,163	C	New Century Home Equity Loan Trust, 3.891%, due 04/25/34	273,376
29,000	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	28,893
27,642	C	Residential Asset Mortgage Products, Inc., 3.951%, due 06/25/33	27,698
255,000	C	Saxon Asset Securities Trust, 3.960%, due 06/25/33	254,381
75,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	74,092
			1,283,934

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

ASSET-BACKED SECURITIES: 1.9% (continued)
		Other Asset-Backed Securities: 0.6%
32,281	C	Amortizing Residential Collateral Trust, 4.141%, due 05/25/32	$32,413
2,197	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	2,183
2,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	1,987
43,638	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.760%, due 07/25/33	43,737
29,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	28,718
29,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	28,673
340,000	C	PP&L Transition Bond Co. LLC, 7.050%, due 06/25/09	351,222
400,000	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	402,603
			891,536
		Total Asset-Backed Securities (Cost $2,930,077)	2,925,216
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.2%
		Commercial Mortgage-Backed Securities: 1.6%
59,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	57,793
125,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	124,515
280,000	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	308,734
76,000	C	COMM, 3.600%, due 03/10/39	74,214
117,661	C	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	115,144
90,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	95,632
256,389	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	253,297
17,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	16,883
167,134	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	166,078
405,419	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	421,067
180,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	191,019
200,000	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	223,445
375,685	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	392,968
56,426	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	55,176
			2,495,965
		Whole Loan Collateral PAC: 0.1%
93,676	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	96,469
			96,469
		Whole Loan Collateralized Mortgage Obligations: 3.5%
592,000	C	Banc of America Funding Corp., 4.040%, due 12/31/49	591,999
347,000	C	Banc of America Funding Corp., 5.352%, due 12/31/49	346,513
300,288	C	Banc of America Funding Corp., 5.750%, due 09/20/34	303,831
110,787	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	112,074
51,560	C	Banc of America Mortgage Securities, 5.500%, due 12/01/49	52,203
95,985	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	96,618
89,207	C	Bear Stearns Alt-A Trust, 3.961%, due 07/25/34	89,341
80,422	C	Citigroup Mortgage Loan Trust, Inc., 3.580%, due 12/25/34	80,465
96,426	C	Countrywide Alternative Loan Trust, 3.941%, due 02/25/35	96,621
180,000	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	180,788
262,542	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	267,412
171,867	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	172,030
272,620	C	First Horizon Alternative Mortgage Securities, 4.800%, due	270,036
112,000	C	First Horizon Asset Securities, Inc., 5.478%, due 10/25/35	113,050
324,768	C	GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35	327,864

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.2% (continued)
73,693	#, C	GSMPS Mortgage Loan Trust, 3.991%, due 01/25/35	$73,966
41,839	C	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	41,724
101,399	C	Harborview Mortgage Loan Trust, 3.770%, due 01/19/35	101,431
127,638	C	Homebanc Mortgage Trust, 4.071%, due 08/25/29	128,237
242,877	C	MASTR Adjustable Rate Mortgages Trust, 5.370%, due 06/30/19	243,484
273,114	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	278,732
69,086	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	69,960
187,756	C	MLCC Mortgage Investors Inc, 3.790%, due 11/25/29	187,981
79,705	C	MLCC Mortgage Investors, Inc., 3.961%, due 01/25/29	79,797
46,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	47,386
64,647	C	Sequoia Mortgage Trust, 3.879%, due 01/20/35	64,750
118,174	C	Structured Asset Mortgage Investments Inc, 3.660%, due 04/19/35	117,934
61,616	C	Thornburg Mortgage Securities Trust, 3.991%, due 12/25/33	61,730
197,691	C	Washington Mutual, Inc., 6.000%, due 06/25/34	200,904
130,970	C	Washington Mutual, Inc., 3.795%, due 06/25/44	131,095
123,194	C	Washington Mutual, Inc., 6.565%, due 01/25/45	123,259
128,534	C	Washington Mutual, Inc., 6.625%, due 01/25/45	128,655
89,586	C	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	88,050
200,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	196,383
			5,466,303
		Total Collateralized Mortgage Obligations (Cost $8,124,282)	8,058,737
OTHER BONDS: 0.1%
		Sovereign: 0.1%
70,000	L	Mexico Government Intl. Bond, 6.625%, due 03/03/15	77,455
74,576	@@	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	111,070
		Total Other Bonds (Cost $152,540)	188,525
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
50,000		City of New York, NY, 5.000%, due 11/01/08	52,785
50,000		City of New York, NY, 5.000%, due 11/01/11	54,261
50,000	C	City of New York, NY, 5.000%, due 11/01/15	54,842
20,000	C	City of New York, NY, 5.000%, due 04/01/35	21,056
		Total Municipal Bonds (Cost $183,289)	182,944
		Total Long-Term Investments (Cost $126,141,526)	140,184,126
SHORT-TERM INVESTMENTS: 13.7%
		Commercial Paper: 3.3%
1,400,000	S	Commercial Paper Direct, 3.600%, due 09/19/05	1,399,860
1,400,000	S	Fortune Brands, 3.650%, due 09/19/05	1,399,148
1,000,000	S	John Deere, 4.140%, due 09/19/05	997,819
1,400,000	S	Time Warner, 3.610%, due 09/19/05	1,397,340
			5,194,167
		Repurchase Agreement: 0.9%
1,415,000	S	Morgan Stanley Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $1,415,141 to be received upon repurchase (Collateralized by $2,735,000, 8.125%, Market Value plus accrued interest $1,445,530, due 10/15/19	1,415,000
			1,415,000

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 13.7% (continued)
		Securities Lending Collateral(cc): 9.5%
14,801,617		The Bank of New York Institutional Cash Reserves Fund		$14,801,617
				14,801,617
		Total Short-Term Investments
		(Cost $21,411,587)		21,410,784
		Total Investments In Securities (Cost $147,553,113)*	103.3%	$161,594,910
		Other Assets and Liabilities—Net	(3.3)	(5,217,639)
		Net Assets	100.0%	$156,377,271

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	PAC	Planned Amortization Class
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $149,058,576.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,099,189
		Gross Unrealized Depreciation		(1,562,855)
		Net Unrealized Appreciation		$12,536,334

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Information concerning open futures contracts for the ING Balanced Fund at August 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain(Loss)
U.S. 2 Year Treasury Note	6	$1,243,875	09/30/05	$(4,155)

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)
S&P 500 EMini	4	$1,221,400	09/15/05	$(9,048)
U.S. 5 Year Treasury Note	3	325,594	09/21/05	3,016
U.S. 10 Year Treasury Note	4	451,688	09/21/05	3,903
U.S. Treasury Bond	4	2,130,750	09/15/05	8,704
				$6,575

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 1.3%
		Advertising: 0.0%
15	@	Interpublic Group of Cos., Inc.	$182
8		Omnicom Group, Inc.	643
			825
		Aerospace/Defense: 0.0%
50		Boeing Co.	3,351
12		General Dynamics Corp.	1,375
4		Goodrich Corp.	183
3		L-3 Communications Holdings, Inc.	246
29		Lockheed Martin Corp.	1,805
25		Northrop Grumman Corp.	1,402
27		Raytheon Co.	1,059
6		Rockwell Collins, Inc.	289
40		United Technologies Corp.	2,000
			11,710
		Agriculture: 0.0%
74		Altria Group, Inc.	5,231
41		Archer-Daniels-Midland Co.	923
18		Monsanto Co.	1,149
7		Reynolds American, Inc.	588
9		UST, Inc.	383
			8,274
		Airlines: 0.0%
26		Southwest Airlines Co.	346
			346
		Apparel: 0.0%
27	@	Coach, Inc.	896
5		Jones Apparel Group, Inc.	141
4		Liz Claiborne, Inc.	164
16		Nike, Inc.	1,262
2		Reebok Intl., Ltd.	113
6		VF Corp.	356
			2,932
		Auto Manufacturers: 0.0%
73		Ford Motor Co.	728
3	@	Navistar Intl. Corp.	96
1		PACCAR, Inc.	70
			894
		Auto Parts and Equipment: 0.0%
20		Delphi Corp.	111
6	@	Goodyear Tire & Rubber Co.	101
6		Johnson Controls, Inc.	360
			572
		Banks: 0.1%
15		AmSouth Bancorporation	395
246		Bank of America Corp.	10,585
18		BB&T Corp.	730

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
10		Comerica, Inc.	$605
4		Compass Bancshares, Inc.	187
5		First Horizon National Corp.	195
8		Huntington Bancshares, Inc.	192
24		KeyCorp	795
4		M & T Bank Corp.	426
10		Marshall & Ilsley Corp.	438
8		Mellon Financial Corp.	260
36		National City Corp.	1,319
2		North Fork Bancorporation, Inc.	55
7		Northern Trust Corp.	349
10		PNC Financial Services Group, Inc.	562
2		Regions Financial Corp.	65
12		State Street Corp.	580
13		SunTrust Banks, Inc.	914
9		Synovus Financial Corp.	259
13		The Bank of New York Co., Inc.	397
67		U.S. Bancorp	1,958
63		Wachovia Corp.	3,126
60		Wells Fargo & Co.	3,577
3		Zions Bancorporation	210
			28,179
		Beverages: 0.1%
3		Anheuser-Busch Cos., Inc.	133
6		Brown-Forman Corp.	340
140		Coca-Cola Co.	6,160
12		Coca-Cola Enterprises, Inc.	268
6	@	Constellation Brands, Inc.	165
10		Pepsi Bottling Group, Inc.	295
119		PepsiCo, Inc.	6,527
			13,888
		Biotechnology: 0.0%
48	@	Amgen, Inc.	3,835
5	@	Genzyme Corp.	356
4	@	MedImmune, Inc.	120
2	@	Millipore Corp.	128
			4,439
		Building Materials: 0.0%
8		American Standard Cos., Inc.	365
8		Masco Corp.	245
7		Vulcan Materials Co.	503
			1,113
		Chemicals: 0.0%
8		Air Products & Chemicals, Inc.	443
38		Dow Chemical Co.	1,642
45		E.I. du Pont de Nemours & Co.	1,780
5		Eastman Chemical Co.	240
4		Ecolab, Inc.	132
2		Engelhard Corp.	57
5		International Flavors & Fragrances, Inc.	181
11		PPG Industries, Inc.	693
14		Praxair, Inc.	676
8		Rohm & Haas Co.	347
5		Sherwin-Williams Co.	232
3		Sigma-Aldrich Corp.	187
			6,610

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
		Commercial Services: 0.0%
64		Cendant Corp.	$1,302
8		Equifax, Inc.	264
6		H&R Block, Inc.	162
19		McKesson Corp.	887
10		Moody’s Corp.	491
15		Paychex, Inc.	512
8		R.R. Donnelley & Sons Co.	299
9		Robert Half Intl., Inc.	303
			4,220
		Computers: 0.1%
4	@	Affiliated Computer Services, Inc.	208
59	@	Apple Computer, Inc.	2,769
7	@	Computer Sciences Corp.	312
173	@	Dell, Inc.	6,158
9		Electronic Data Systems Corp.	202
93	@	EMC Corp.	1,196
111		Hewlett-Packard Co.	3,081
56		International Business Machines Corp.	4,515
5	@	Lexmark Intl., Inc.	315
10	@	NCR Corp.	342
14	@	Network Appliance, Inc.	332
240	@	Sun Microsystems, Inc.	912
10	@	Unisys Corp.	67
			20,409
		Cosmetics/Personal Care: 0.0%
1		Alberto-Culver Co.	43
31		Colgate-Palmolive Co.	1,628
38		Gillette Co.	2,047
89		Procter & Gamble Co.	4,937
			8,655
		Distribution/Wholesale: 0.0%
7		Genuine Parts Co.	320
2		W.W. Grainger, Inc.	129
			449
		Diversified Financial Services: 0.1%
47		American Express Co.	2,596
5		Bear Stearns Cos., Inc.	503
9		Capital One Financial Corp.	740
40		Charles Schwab Corp.	541
10		CIT Group, Inc.	453
94		Citigroup, Inc.	4,115
22		Countrywide Financial Corp.	743
13	@	E*TRADE Financial Corp.	208
36		Fannie Mae	1,837
3		Federated Investors, Inc.	93
9		Franklin Resources, Inc.	724
26		Freddie Mac	1,570
2		Goldman Sachs Group, Inc.	222
17		Lehman Brothers Holdings, Inc.	1,796
45		MBNA Corp.	1,134
36		Merrill Lynch & Co., Inc.	2,058
39		Morgan Stanley	1,984
20	@	Providian Financial Corp.	372
16		SLM Corp.	796
4		T. Rowe Price Group, Inc.	252
			22,737
		Electric: 0.0%
13	@	AES Corp.	205
6	@	Allegheny Energy, Inc.	181

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
8		Ameren Corp.	$439
16		American Electric Power Co., Inc.	595
11		CenterPoint Energy, Inc.	156
14	@	CMS Energy Corp.	225
9		Consolidated Edison, Inc.	422
9		Constellation Energy Group, Inc.	529
2		Dominion Resources, Inc.	153
6		DTE Energy Co.	275
43		Duke Energy Corp.	1,247
23		Edison Intl.	1,036
8		Entergy Corp.	599
26		Exelon Corp.	1,401
12		FirstEnergy Corp.	612
9		FPL Group, Inc.	388
6		NiSource, Inc.	145
16		PG&E Corp.	600
4		Pinnacle West Capital Corp.	180
16		PPL Corp.	511
2		Progress Energy, Inc.	87
10		Public Service Enterprise Group, Inc.	646
16		Southern Co.	550
14		TECO Energy, Inc.	244
16		TXU Corp.	1,552
4		Xcel Energy, Inc.	77
			13,055
		Electrical Components and Equipment: 0.0%
17		Emerson Electric Co.	1,144
			1,144
		Electronics: 0.0%
17	@	Agilent Technologies, Inc.	547
10		Applera Corp. - Applied Biosystems Group	215
1	@	Fisher Scientific Intl., Inc.	64
7	@	Jabil Circuit, Inc.	206
1		Parker Hannifin Corp.	64
5		PerkinElmer, Inc.	104
39	@	Solectron Corp.	160
8	@	Thermo Electron Corp.	223
4	@	Waters Corp.	182
			1,765
		Entertainment: 0.0%
12		International Game Technology	333
			333
		Environmental Control: 0.0%
20		Waste Management, Inc.	549
			549
		Food: 0.0%
3		Albertson’s, Inc.	60
11		Campbell Soup Co.	323
9		ConAgra Foods, Inc.	205
15		General Mills, Inc.	693
14		H.J. Heinz Co.	503
9		Hershey Foods Corp.	532
15		Kellogg Co.	680
25	@	Kroger Co.	494
5		McCormick & Co., Inc.	170
17		Safeway, Inc.	403
5		Sara Lee Corp.	95
10		SUPERVALU, Inc.	348
8		Wm. Wrigley Jr. Co.	568
			5,074

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
		Forest Products and Paper: 0.0%
2		Georgia-Pacific Corp.	$64
5		Louisiana-Pacific Corp.	126
4		MeadWestvaco Corp.	116
7		Plum Creek Timber Co., Inc.	257
6		Temple-Inland, Inc.	231
4		Weyerhaeuser Co.	261
			1,055
		Gas: 0.0%
5		KeySpan Corp.	191
10		Sempra Energy	448
			639
		Hand/Machine Tools: 0.0%
5		Black & Decker Corp.	426
3		Snap-On, Inc.	107
5		Stanley Works	229
			762
		Healthcare-Products: 0.1%
2		Bausch & Lomb, Inc.	152
22		Baxter Intl., Inc.	887
15		Becton Dickinson & Co.	789
1		Biomet, Inc.	37
31	@	Boston Scientific Corp.	833
4		C.R. Bard, Inc.	257
13		Guidant Corp.	918
107		Johnson & Johnson	6,784
46		Medtronic, Inc.	2,622
14	@	St. Jude Medical, Inc.	643
1	@	Zimmer Holdings, Inc.	82
			14,004
		Healthcare-Services: 0.0%
15		HCA, Inc.	740
12	@	Humana, Inc.	578
5	@	Laboratory Corp. of America Holdings	247
1		Quest Diagnostics, Inc.	50
90		UnitedHealth Group, Inc.	4,634
44	@	WellPoint, Inc.	3,267
			9,516
		Home Builders: 0.0%
1		Centex Corp.	68
5		DR Horton, Inc.	184
			252
		Household Products/Wares: 0.0%
7		Clorox Co.	403
1		Fortune Brands, Inc.	87
29		Kimberly-Clark Corp.	1,807
			2,297
		Housewares: 0.0%
10		Newell Rubbermaid, Inc.	234
			234

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
		Insurance: 0.1%
20	@@	ACE Ltd.	$888
19		AFLAC, Inc.	821
48		Allstate Corp.	2,698
4		AMBAC Financial Group, Inc.	274
92		American Intl. Group, Inc.	5,447
12		Aon Corp.	359
14		Chubb Corp.	1,217
9		CIGNA Corp.	1,038
5		Cincinnati Financial Corp.	205
17		Hartford Financial Services Group, Inc.	1,242
5		Jefferson-Pilot Corp.	249
7		Lincoln National Corp.	347
9		Loews Corp.	789
5		MBIA, Inc.	290
53		MetLife, Inc.	2,596
5		MGIC Investment Corp.	312
17		Principal Financial Group	779
15		Progressive Corp.	1,446
32		Prudential Financial, Inc.	2,060
9		Safeco Corp.	469
41		St. Paul Travelers Cos., Inc.	1,763
5		Torchmark Corp.	264
12		UnumProvident Corp.	232
6	@@	XL Capital Ltd.	417
			26,202
		Internet: 0.0%
43	@	eBay, Inc.	1,741
4	@	Monster Worldwide, Inc.	125
85	@	Symantec Corp.	1,783
24	@	Yahoo!, Inc.	800
			4,449
		Iron/Steel: 0.0%
10		Nucor Corp.	565
7		United States Steel Corp.	293
			858
		Leisure Time: 0.0%
5		Brunswick Corp.	220
20		Carnival Corp.	987
12		Harley-Davidson, Inc.	591
5		Sabre Holdings Corp.	96
			1,894
		Lodging: 0.0%
5		Harrah’s Entertainment, Inc.	348
19		Hilton Hotels Corp.	440
8		Marriott Intl., Inc.	506
7		Starwood Hotels & Resorts Worldwide, Inc.	408
			1,702
		Machinery-Diversified: 0.0%
2		Cummins, Inc.	173
8		Deere & Co.	523
7		Rockwell Automation, Inc.	364
			1,060
		Media: 0.0%
81	@	Comcast Corp.	2,491
1		Gannett Co., Inc.	73

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
27		McGraw-Hill Cos., Inc.	$1,302
2		Meredith Corp.	98
2		New York Times Co.	64
102		News Corp. - Class A	1,653
169		Time Warner, Inc.	3,029
2		Tribune Co.	75
30		Viacom, Inc.	1,020
76		Walt Disney Co.	1,914
			11,719
		Mining: 0.0%
12		Freeport-McMoRan Copper & Gold, Inc.	506
5		Phelps Dodge Corp.	538
			1,044
		Miscellaneous Manufacturing: 0.1%
28		3M Co.	1,992
5		Cooper Industries Ltd.	332
11		Danaher Corp.	589
7		Dover Corp.	285
6		Eastman Kodak Co.	146
5		Eaton Corp.	320
419		General Electric Co.	14,083
34		Honeywell Intl., Inc.	1,302
10		Illinois Tool Works, Inc.	843
7	@@	Ingersoll-Rand Co. Ltd.	557
3		ITT Industries, Inc.	327
5		Pall Corp.	143
7		Textron, Inc.	499
			21,418
		Office/Business Equipment: 0.0%
11		Pitney Bowes, Inc.	476
37	@	Xerox Corp.	496
			972
		Oil and Gas: 0.1%
3		Amerada Hess Corp.	381
8		Anadarko Petroleum Corp.	727
5		Apache Corp.	358
21		Burlington Resources, Inc.	1,550
131		ChevronTexaco Corp.	8,043
63		ConocoPhillips	4,154
29		Devon Energy Corp.	1,762
8		EOG Resources, Inc.	511
370		Exxon Mobil Corp.	22,163
4		Kerr-McGee Corp.	352
16		Marathon Oil Corp.	1,029
4		Murphy Oil Corp.	219
3	@, @@	Nabors Industries, Ltd.	201
1		Noble Corp.	71
17		Occidental Petroleum Corp.	1,412
3	@	Rowan Cos., Inc.	112
8		Sunoco, Inc.	582
10	@	Transocean, Inc.	590
14		Valero Energy Corp.	1,491
			45,708
		Oil and Gas Services: 0.0%
1		Baker Hughes, Inc.	59
1		BJ Services Co.	63
16		Halliburton Co.	992
1	@	National-Oilwell Varco, Inc.	64
3	@	Weatherford Intl., Ltd.	203
			1,381

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
		Packaging and Containers: 0.0%
6		Ball Corp.	$226
1		Bemis Co.	26
3	@	Pactiv Corp.	58
3	@	Sealed Air Corp.	152
			462
		Pharmaceuticals: 0.1%
27		Abbott Laboratories	1,219
4		Allergan, Inc.	368
7		AmerisourceBergen Corp.	523
8		Bristol-Myers Squibb Co.	196
31		Cardinal Health, Inc.	1,848
18	@	Caremark Rx, Inc.	841
5		Eli Lilly & Co.	275
9	@	Express Scripts, Inc.	521
12	@	Forest Laboratories, Inc.	533
16	@	Gilead Sciences, Inc.	688
6	@	Hospira, Inc.	239
8	@	King Pharmaceuticals, Inc.	118
10	@	Medco Health Solutions, Inc.	493
80		Merck & Co., Inc.	2,258
271		Pfizer, Inc.	6,901
58		Schering-Plough Corp.	1,242
6	@	Watson Pharmaceuticals, Inc.	207
50		Wyeth	2,289
			20,759
		Pipelines: 0.0%
2		Kinder Morgan, Inc.	191
20		Williams Cos., Inc.	449
			640
		Real Estate Investment Trusts: 0.0%
3		Apartment Investment & Management Co.	120
2		Equity Residential	76
6		ProLogis	261
3		Public Storage, Inc.	203
7		Simon Property Group, Inc.	531
4		Vornado Realty Trust	344
			1,535
		Retail: 0.1%
1	@	Autonation, Inc.	21
11	@	Bed Bath & Beyond, Inc.	446
32		Best Buy Co., Inc.	1,525
8		Circuit City Stores, Inc.	135
18		Costco Wholesale Corp.	782
9		Darden Restaurants, Inc.	283
4		Dillard’s, Inc.	90
6		Family Dollar Stores, Inc.	119
13		Federated Department Stores, Inc.	905
30		Gap, Inc.	570
153		Home Depot, Inc.	6,169
17		J.C. Penney Co., Inc. Holding Co.	827
5	@	Kohl’s Corp.	262
14		Limited Brands, Inc.	308
27		Lowe’s Cos., Inc.	1,736
48		McDonald’s Corp.	1,558
15		Nordstrom, Inc.	504

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
11	@	Office Depot, Inc.	$330
1		RadioShack Corp.	25
5	@	Sears Holdings Corp.	679
45		Staples, Inc.	988
17	@	Starbucks Corp.	834
32		Target Corp.	1,720
18		TJX Cos., Inc.	376
121		Wal-Mart Stores, Inc.	5,440
73		Walgreen Co.	3,382
7		Wendy’s Intl., Inc.	330
10		Yum! Brands, Inc.	474
			30,818
		Savings and Loans: 0.0%
12		Golden West Financial Corp.	732
53		Washington Mutual, Inc.	2,204
			2,936
		Semiconductors: 0.1%
18	@	Altera Corp.	394
14		Analog Devices, Inc.	510
64		Applied Materials, Inc.	1,172
10	@	Broadcom Corp.	435
12	@	Freescale Semiconductor, Inc.	289
377		Intel Corp.	9,695
6		KLA-Tencor Corp.	305
6		Linear Technology Corp.	228
13	@	LSI Logic Corp.	125
11		Maxim Integrated Products, Inc.	469
20		National Semiconductor Corp.	499
5	@	Novellus Systems, Inc.	134
6	@	Nvidia Corp.	184
4	@	QLogic Corp.	138
64		Texas Instruments, Inc.	2,092
			16,669
		Software: 0.1%
34		Adobe Systems, Inc.	919
16	@	Autodesk, Inc.	691
22		Automatic Data Processing, Inc.	941
12	@	BMC Software, Inc.	240
9	@	Citrix Systems, Inc.	214
18		Computer Associates Intl., Inc.	485
19	@	Compuware Corp.	172
6	@	Electronic Arts, Inc.	344
30		First Data Corp.	1,247
8	@	Fiserv, Inc.	359
11		IMS Health, Inc.	299
11	@	Intuit, Inc.	504
3	@	Mercury Interactive Corp.	110
361		Microsoft Corp.	9,891
12	@	Novell, Inc.	79
271	@	Oracle Corp.	3,515
13	@	Parametric Technology Corp.	79
24		Siebel Systems, Inc.	198
			20,287
		Telecommunications: 0.1%
4	@	ADC Telecommunications, Inc.	84
9		Alltel Corp.	558
17		AT&T Corp.	335
17	@	Avaya, Inc.	173
7		Bellsouth Corp.	184
8		CenturyTel, Inc.	287

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 1.3% (continued)
229	@	Cisco Systems, Inc.	$4,034
12		Citizens Communications Co.	164
10	@	Comverse Technology, Inc.	258
24	@	Corning, Inc.	479
176		Motorola, Inc.	3,851
60		QUALCOMM, Inc.	2,383
35	@	Qwest Communications Intl., Inc.	137
153		SBC Communications, Inc.	3,684
9		Scientific-Atlanta, Inc.	344
134		Sprint Corp.	3,475
15	@	Tellabs, Inc.	133
120		Verizon Communications, Inc.	3,925
			24,488
		Textiles: 0.0%
6		Cintas Corp.	248
			248
		Toys/Games/Hobbies: 0.0%
10		Hasbro, Inc.	207
16		Mattel, Inc.	288
			495
		Transportation: 0.0%
14		Burlington Northern Santa Fe Corp.	742
15		CSX Corp.	659
11		FedEx Corp.	896
24		Norfolk Southern Corp.	855
5		Union Pacific Corp.	341
44		United Parcel Service, Inc.	3,119
			6,612
		Total Common Stock (Cost $339,472)	431,287

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 99.0%
	Commercial Paper: 4.0%
$1,300,000	Crown Point Cap, 3.510%, due 06/05/05	$1,299,240
	Total Commercial Paper
	(Cost $1,299,366)	1,299,240
	U.S Government Agency Obligations: 81.9%
10,000,000	Federal Home Loan Bank, 3.370%, due 09/06/05	9,994,383
2,000,000	Federal Home Loan Mortgage Corporation, 3.381%, due 09/06/05	1,998,873
5,000,000	Federal National Mortgage Association, 3.330%, due 09/06/05	4,997,225
10,000,000	Federal Farm Credit, 3.370%, due 09/06/05	9,994,384
	Total U.S. Government Agency Obligations
	(Cost $26,987,388)	26,984,865

PORTOFOLIO OF INVESTMENTS
ING Classic Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 99.0% (continued)
		Repurchase Agreement: 13.1%
4,319,000		Morgan Stanley Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $4,319,430 to be received upon repurchase (Collateralized by $11,605,000 Various Resolution Funding Corp. Obligations, 8.125%-9.375%, Market Value plus accrued interest $4,407,691, due 10/15/19-01/15/30).		$4,319,000
		Total Repurchase Agreement (Cost $4,319,000)		4,319,000
		Total Short-Term Investments (Cost $32,605,754)		32,603,105
		Total Investments In Securities (Cost $32,945,226)*	100.3%	$33,034,392
		Other Assets and Liabilities—Net	(0.3)	(88,506)
		Net Assets	100.0%	$32,945,886

	@	Non-income producing security
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $32,945,220.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$96,019
		Gross Unrealized Depreciation		(6,847)
		Net Unrealized Appreciation		$89,172

PORTFOLIO OF INVESTMENTS
ING Equity Income Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%
		Agriculture: 2.1%
32,025		Altria Group, Inc.	$2,264,168
			2,264,168
		Banks: 15.7%
115,600		Bank of America Corp.	4,974,268
16,800		Comerica, Inc.	1,016,232
56,800		National City Corp.	2,080,584
39,300		PNC Financial Services Group, Inc.	2,209,839
44,500		SunTrust Banks, Inc.	3,127,460
19,300		U.S. Bancorp	563,946
21,725		Wachovia Corp.	1,077,995
30,950		Wells Fargo & Co.	1,845,239
			16,895,563
		Chemicals: 6.6%
18,800		Air Products & Chemicals, Inc.	1,041,520
73,700	L	Dow Chemical Co.	3,183,840
39,500		E.I. du Pont de Nemours & Co.	1,563,015
21,400		PPG Industries, Inc.	1,347,772
			7,136,147
		Diversified Financial Services: 8.8%
95,675		Citigroup, Inc.	4,187,695
62,900		JPMorgan Chase & Co.	2,131,681
28,100		MBNA Corp.	708,120
43,450		Merrill Lynch & Co., Inc.	2,483,602
			9,511,098
		Electric: 15.7%
25,000	L	Consolidated Edison, Inc.	1,172,750
11,600		Constellation Energy Group, Inc.	681,500
43,700		Dominion Resources, Inc.	3,342,175
25,300		Entergy Corp.	1,895,223
54,400		Exelon Corp.	2,931,616
69,300		FPL Group, Inc.	2,986,137
47,400		Puget Energy, Inc.	1,079,298
19,200		SCANA Corp.	813,888
32,400	L	Southern Co.	1,114,560
9,900		TXU Corp.	960,498
			16,977,645
		Electrical Components and Equipment: 1.8%
28,400		Emerson Electric Co.	1,910,752
			1,910,752
		Food: 2.5%
23,600	L	General Mills, Inc.	1,088,432
14,800		H.J. Heinz Co.	531,616
22,700		Kellogg Co.	1,028,991
			2,649,039
		Forest Products and Paper: 1.0%
16,500		Weyerhaeuser Co.	1,072,830
			1,072,830

PORTFOLIO OF INVESTMENTS
ING Equity Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.3% (continued)
		Healthcare-Products: 1.7%
46,200		Baxter Intl., Inc.	$1,863,246
			1,863,246
		Household Products/Wares: 1.5%
26,400		Kimberly-Clark Corp.	1,645,248
			1,645,248
		Insurance: 5.0%
26,200	@@	ACE Ltd.	1,163,542
24,600		Chubb Corp.	2,139,216
30,200	@@	XL Capital Ltd.	2,098,900
			5,401,658
		Machinery-Construction and Mining: 5.4%
105,100		Caterpillar, Inc.	5,831,999
			5,831,999
		Machinery-Diversified: 1.0%
20,400		Rockwell Automation, Inc.	1,061,616
			1,061,616
		Media: 1.0%
14,700		Gannett Co., Inc.	1,068,984
			1,068,984
		Mining: 2.5%
101,900		Alcoa, Inc.	2,729,901
			2,729,901
		Oil and Gas: 13.2%
32,100	@@	BP PLC ADR	2,194,998
84,200		ConocoPhillips	5,552,148
88,500		Exxon Mobil Corp.	5,301,150
17,153	@@	Royal Dutch Shell PLC ADR	1,161,944
			14,210,240
		Pharmaceuticals: 6.0%
38,700		Abbott Laboratories	1,746,531
6,000	@@	AstraZeneca PLC ADR	276,720
57,825		Pfizer, Inc.	1,472,803
64,900		Wyeth	2,971,771
			6,467,825
		Real Estate Investment Trusts: 0.4%
8,160	L	General Growth Properties, Inc.	367,934
			367,934
		Savings and Loans: 0.5%
13,600	L	Washington Mutual, Inc.	565,488
			565,488
		Telecommunications: 5.9%
35,800		AT&T Corp.	704,544
46,900	L	Bellsouth Corp.	1,233,001

PORTFOLIO OF INVESTMENTS
ING Equity Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.3% (continued)
93,200	L	SBC Communications, Inc.	$2,244,256
47,900		Sprint Corp.	1,242,047
29,800	L	Verizon Communications, Inc.	974,758
			6,398,606
		Total Common Stock (Cost $95,409,788)	106,029,987

Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.1%
		Securities Lending Collateral(cc): 8.1%
$8,770,884		The Bank of New York Institutional Cash Reserves Fund		$8,770,884
		Total Short-Term Investments
		(Cost $8,770,884)		8,770,884
		Total Investments In Securities
		(Cost $104,180,672)*	106.4%	$114,800,871
		Other Assets and Liabilities—Net	(6.4)	(6,932,082)
		Net Assets	100.0%	$107,868,789

	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $104,420,189.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,203,672
		Gross Unrealized Depreciation		(2,822,990)
		Net Unrealized Appreciation		$10,380,682

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.4%
		Agriculture: 2.4%
36,795		Monsanto Co.	$2,348,993
			2,348,993
		Apparel: 1.9%
53,700	@	Coach, Inc.	1,782,303
			1,782,303
		Beverages: 2.6%
45,200		PepsiCo, Inc.	2,479,220
			2,479,220
		Biotechnology: 2.6%
26,600	@	Genentech, Inc.	2,498,804
			2,498,804
		Computers: 7.3%
56,700	@	Apple Computer, Inc.	2,660,931
173,300	@	EMC Corp.	2,228,638
26,600		International Business Machines Corp.	2,144,492
			7,034,061
		Cosmetics/Personal Care: 3.7%
65,600		Gillette Co.	3,533,872
			3,533,872
		Diversified Financial Services: 2.0%
17,400		Goldman Sachs Group, Inc.	1,934,532
			1,934,532
		Electronics: 1.4%
46,500	@	Jabil Circuit, Inc.	1,368,960
			1,368,960
		Food: 1.1%
14,600		Wm. Wrigley Jr. Co.	1,037,330
			1,037,330
		Healthcare-Products: 9.6%
9,200	@@, L	Alcon, Inc.	1,086,060
22,200	@	Gen-Probe, Inc.	1,010,544
65,800		Johnson & Johnson	4,171,062
63,500	@	St. Jude Medical, Inc.	2,914,650
			9,182,316
		Healthcare-Services: 5.9%
23,000	@	Coventry Health Care, Inc.	1,840,000
43,400		UnitedHealth Group, Inc.	2,235,100
22,800	@	WellChoice, Inc.	1,621,080
			5,696,180

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.4% (continued)
		Insurance: 1.9%
15,800		Allstate Corp.	$888,118
12,400		Hartford Financial Services Group, Inc.	905,820
			1,793,938
		Internet: 5.1%
22,100	@, L	eBay, Inc.	894,829
6,700	@	Google, Inc.	1,916,200
61,400	@	Yahoo!, Inc.	2,047,076
			4,858,105
		Lodging: 2.9%
9,800		Harrah’s Entertainment, Inc.	681,688
24,600		Marriott Intl., Inc.	1,554,966
12,100	@, L	MGM Mirage	511,346
			2,748,000
		Miscellaneous Manufacturing: 4.7%
13,914	L	Danaher Corp.	745,234
112,772		General Electric Co.	3,790,267
			4,535,501
		Oil and Gas: 2.7%
15,145		EOG Resources, Inc.	966,705
27,328	@, L	Transocean, Inc.	1,613,445
			2,580,150
		Oil and Gas Services: 3.8%
30,400		Halliburton Co.	1,883,888
20,000		Schlumberger Ltd.	1,724,600
			3,608,488
		Packaging and Containers: 1.6%
60,945	@	Owens-Illinois, Inc.	1,572,381
			1,572,381
		Pharmaceuticals: 6.8%
28,100	@	Barr Pharmaceuticals, Inc.	1,281,641
42,100	@	Gilead Sciences, Inc.	1,810,300
15,953	@, L	Kos Pharmaceuticals, Inc.	1,086,718
72,300	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,345,412
			6,524,071
		Retail: 9.4%
59,700		CVS Corp.	1,753,389
10,500	L	Federated Department Stores, Inc.	724,290
46,500		Home Depot, Inc.	1,874,880
14,737		Michaels Stores, Inc.	534,953
77,900	@	Office Depot, Inc.	2,337,000
6,500	@	Sears Holdings Corp.	883,090
43,700		Staples, Inc.	959,652
			9,067,254
		Semiconductors: 6.6%
65,200	@, L	Altera Corp.	1,425,924
126,100		Intel Corp.	3,243,292
34,800	@, @@	Marvell Technology Group Ltd.	1,642,212
			6,311,428

PORTFOLIO OF INVESTMENTS
ING Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.4% (continued)
		Software: 6.8%
58,900	@	Activision, Inc.	$1,316,415
107,800		Microsoft Corp.	2,953,720
177,400	@	Oracle Corp.	2,300,878
			6,571,013
		Telecommunications: 5.6%
40,500	@, @@, L	Amdocs Ltd.	1,188,675
55,000		Motorola, Inc.	1,203,400
28,100		QUALCOMM, Inc.	1,115,851
45,000		Sprint Corp.	1,166,850
80,900	@	Tellabs, Inc.	719,201
			5,393,977
		Total Common Stock
		(Cost $79,989,194)	94,460,877

Principal Amount				Value

SHORT-TERM INVESTMENTS: 9.2%
		Repurchase Agreement: 1.3%
$1,241,000		Morgan Stanley Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $1,241,123 to be received upon repurchase (Collateralized by $1,210,000 Federal Credit Savings Bureau, 6.00% Market Value plus accrued interest $1,283,983, due 06/11/08.		$1,241,000
		Total Repurchase Agreement
		(Cost $1,241,000)		1,241,000
		Securities Lending Collateral(cc): 7.9%
7,561,935		The Bank of New York Institutional Cash Reserves Fund
				7,561,935
		Total Securities Lending Collateral
		(Cost $7,561,935)		7,561,935
		Total Short-Term Investments
		(Cost $8,802,935)		8,802,935
		Total Investments In Securities
		(Cost $88,792,129)*	107.6%	$103,263,812
		Other Assets and Liabilities—Net	(7.6)	(7,268,376)
		Net Assets	100.0%	$95,995,436

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $89,440,986.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,606,111
		Gross Unrealized Depreciation		(783,285)
		Net Unrealized Appreciation		$13,822,826

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.5%
		Advertising: 0.2%
16,350	@, L	Interpublic Group of Cos., Inc.	$198,326
8,300		Omnicom Group, Inc.	667,652
			865,978
		Aerospace/Defense: 2.9%
53,400		Boeing Co.	3,578,867
14,500		General Dynamics Corp.	1,661,555
5,000		Goodrich Corp.	229,100
4,900		L-3 Communications Holdings, Inc.	401,212
40,950		Lockheed Martin Corp.	2,548,728
37,185		Northrop Grumman Corp.	2,085,707
31,400		Raytheon Co.	1,231,508
7,050		Rockwell Collins, Inc.	339,317
46,400		United Technologies Corp.	2,320,000
			14,395,994
		Agriculture: 2.1%
85,150		Altria Group, Inc.	6,020,106
63,695		Archer-Daniels-Midland Co.	1,433,774
19,900		Monsanto Co.	1,270,416
11,950		Reynolds American, Inc.	1,003,083
11,958		UST, Inc.	508,932
			10,236,311
		Airlines: 0.1%
30,400		Southwest Airlines Co.	404,928
			404,928
		Apparel: 0.9%
38,200	@	Coach, Inc.	1,267,858
4,450	L	Jones Apparel Group, Inc.	125,401
6,200		Liz Claiborne, Inc.	254,386
24,500		Nike, Inc.	1,933,295
3,200	L	Reebok Intl., Ltd.	180,160
11,400		VF Corp.	676,134
			4,437,234
		Auto Manufacturers: 0.2%
83,600	L	Ford Motor Co.	833,492
687		PACCAR, Inc.	48,145
			881,637
		Auto Parts and Equipment: 0.1%
10,000	@, L	Goodyear Tire & Rubber Co.	168,000
7,350		Johnson Controls, Inc.	440,853
			608,853
		Banks: 5.9%
13,500		AmSouth Bancorporation	355,320
208,746		Bank of America Corp.	8,982,339
21,782	L	BB&T Corp.	883,696
11,050		Comerica, Inc.	668,415
5,150		Compass Bancshares, Inc.	241,072

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
2,600		First Horizon National Corp.	$101,608
9,550		Huntington Bancshares, Inc.	229,105
28,350		KeyCorp	938,952
4,900		M & T Bank Corp.	522,438
8,100		Marshall & Ilsley Corp.	354,537
8,950		Mellon Financial Corp.	290,428
41,598		National City Corp.	1,523,735
1,925		North Fork Bancorporation, Inc.	52,918
8,650		Northern Trust Corp.	431,116
11,150		PNC Financial Services Group, Inc.	626,965
6,600	L	Regions Financial Corp.	215,952
14,200		State Street Corp.	686,286
14,200		SunTrust Banks, Inc.	997,976
9,309		Synovus Financial Corp.	267,820
15,900		The Bank of New York Co., Inc.	486,063
78,131		U.S. Bancorp	2,282,987
71,343		Wachovia Corp.	3,540,039
69,050		Wells Fargo & Co.	4,116,760
3,450		Zions Bancorporation	241,017
			29,037,544
		Beverages: 2.8%
3,200		Anheuser-Busch Cos., Inc.	141,792
8,450		Brown-Forman Corp.	478,524
128,050		Coca-Cola Co.	5,634,200
14,500		Coca-Cola Enterprises, Inc.	324,075
8,000	@	Constellation Brands, Inc.	220,160
10,650		Pepsi Bottling Group, Inc.	313,962
124,600		PepsiCo, Inc.	6,834,310
			13,947,023
		Biotechnology: 1.0%
56,284	@	Amgen, Inc.	4,497,092
5,200	@	Genzyme Corp.	370,084
			4,867,176
		Building Materials: 0.2%
7,650		American Standard Cos., Inc.	348,840
8,965		Masco Corp.	275,046
7,550		Vulcan Materials Co.	542,468
			1,166,354
		Chemicals: 1.4%
8,700		Air Products & Chemicals, Inc.	481,980
41,050		Dow Chemical Co.	1,773,360
43,500		Du Pont EI de Nemours & Co.	1,721,295
3,500		Eastman Chemical Co.	167,895
5,600		Engelhard Corp.	159,320
3,450		International Flavors & Fragrances, Inc.	124,545
18,350		PPG Industries, Inc.	1,155,683
13,500		Praxair, Inc.	652,050
9,100		Rohm & Haas Co.	395,031
5,150		Sherwin-Williams Co.	238,754
3,350		Sigma-Aldrich Corp.	209,040
			7,078,953
		Commercial Services: 1.0%
73,956		Cendant Corp.	1,504,265
14,704		Equifax, Inc.	485,820
1,300		H&R Block, Inc.	35,035
30,250		McKesson Corp.	1,411,768
11,700	L	Moody’s Corp.	574,587
16,200		Paychex, Inc.	552,906

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
9,100		R.R. Donnelley & Sons Co.	$339,976
6,750	L	Robert Half Intl., Inc.	227,340
			5,131,697
		Computers: 4.7%
5,100	@, L	Affiliated Computer Services, Inc.	264,945
83,700	@	Apple Computer, Inc.	3,928,041
8,550	@	Computer Sciences Corp.	380,903
182,650	@	Dell, Inc.	6,502,339
2,150		Electronic Data Systems Corp.	48,160
108,450	@	EMC Corp.	1,394,667
128,609		Hewlett-Packard Co.	3,570,186
65,550		International Business Machines Corp.	5,284,641
2,600	@	Lexmark Intl., Inc.	163,748
8,400	@, L	NCR Corp.	287,448
15,100	@, L	Network Appliance, Inc.	358,474
235,350	@	Sun Microsystems, Inc.	894,330
1,400	@	Unisys Corp.	9,310
			23,087,192
		Cosmetics/Personal Care: 2.0%
3,650		Alberto-Culver Co.	156,768
36,650		Colgate-Palmolive Co.	1,924,125
40,500		Gillette Co.	2,181,735
102,400	L	Procter & Gamble Co.	5,681,152
			9,943,780
		Distribution/Wholesale: 0.1%
7,200		Genuine Parts Co.	329,904
3,450		W.W. Grainger, Inc.	221,904
			551,808
		Diversified Financial Services: 5.2%
54,850		American Express Co.	3,029,913
4,750		Bear Stearns Cos., Inc.	477,375
10,400		Capital One Financial Corp.	855,296
46,800		Charles Schwab Corp.	633,204
13,250	L	CIT Group, Inc.	599,960
107,050		Citigroup, Inc.	4,685,578
24,248		Countrywide Financial Corp.	819,340
15,200	@	E*TRADE Financial Corp.	243,200
40,900		Fannie Mae	2,087,536
4,500		Federated Investors, Inc.	139,770
8,350		Franklin Resources, Inc.	671,674
27,400		Freddie Mac	1,654,412
1,800		Goldman Sachs Group, Inc.	200,124
19,350		Lehman Brothers Holdings, Inc.	2,044,521
52,400		MBNA Corp.	1,320,480
39,650		Merrill Lynch & Co., Inc.	2,266,394
45,050		Morgan Stanley	2,291,694
26,300	@	Providian Financial Corp.	489,180
17,400		SLM Corp.	865,650
5,050		T. Rowe Price Group, Inc.	318,150
			25,693,451
		Electric: 3.0%
26,500	@	AES Corp.	417,110
7,200	@, L	Allegheny Energy, Inc.	217,152
9,250		Ameren Corp.	508,103
15,050	L	American Electric Power Co., Inc.	559,559
11,050	L	CenterPoint Energy, Inc.	157,021
16,800	@, L	CMS Energy Corp.	270,480
9,200	L	Consolidated Edison, Inc.	431,572

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
7,184		Constellation Energy Group, Inc.	$422,060
1,550		Dominion Resources, Inc.	118,544
7,400	L	DTE Energy Co.	338,698
43,650	L	Duke Energy Corp.	1,265,414
25,300		Edison Intl.	1,139,259
9,050		Entergy Corp.	677,936
28,300		Exelon Corp.	1,525,086
13,100		FirstEnergy Corp.	668,493
8,900		FPL Group, Inc.	383,501
11,400	L	NiSource, Inc.	275,196
16,800	L	PG&E Corp.	630,336
4,600		Pinnacle West Capital Corp.	206,678
14,500		PPL Corp.	463,420
2,000	L	Progress Energy, Inc.	87,180
10,150		Public Service Enterprise Group, Inc.	655,183
16,950	L	Southern Co.	583,080
8,300	L	TECO Energy, Inc.	144,503
27,300		TXU Corp.	2,648,645
3,250	L	Xcel Energy, Inc.	62,530
			14,856,739
		Electrical Components and Equipment: 0.3%
18,903		Emerson Electric Co.	1,271,794
			1,271,794
		Electronics: 0.3%
18,150	@, L	Agilent Technologies, Inc.	583,704
8,950		Applera Corp. - Applied Biosystems Group	192,425
7,500	@	Jabil Circuit, Inc.	220,800
500		Parker Hannifin Corp.	32,220
8,800		PerkinElmer, Inc.	182,160
41,800	@, L	Solectron Corp.	171,380
6,550	@	Thermo Electron Corp.	182,745
2,500	@	Waters Corp.	113,675
			1,679,109
		Entertainment: 0.0%
7,000	L	International Game Technology	194,040
			194,040
		Environmental Control: 0.1%
24,150		Waste Management, Inc.	662,435
			662,435
		Food: 1.1%
3,050	L	Albertson’s, Inc.	61,397
13,800		Campbell Soup Co.	405,720
3,150	L	ConAgra Foods, Inc.	71,915
16,750	L	General Mills, Inc.	772,509
14,700		H.J. Heinz Co.	528,024
10,200		Hershey Foods Corp.	602,718
15,750		Kellogg Co.	713,947
29,950	@, L	Kroger Co.	591,213
5,600		McCormick & Co., Inc.	189,896
17,650		Safeway, Inc.	418,835
5,702		Sara Lee Corp.	108,338
14,000		SUPERVALU, Inc.	487,200
8,903		Wm. Wrigley Jr. Co.	632,558
			5,584,270
		Forest Products and Paper: 0.3%
5,850		Georgia-Pacific Corp.	187,727
8,750		Louisiana-Pacific Corp.	221,288

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
4,150		MeadWestvaco Corp.	$120,226
8,000		Plum Creek Timber Co., Inc.	294,000
4,100		Temple-Inland, Inc.	157,809
5,300		Weyerhaeuser Co.	344,605
			1,325,655
		Gas: 0.1%
5,200		KeySpan Corp.	198,484
11,300		Sempra Energy	506,466
			704,950
		Hand/Machine Tools: 0.2%
7,750		Black & Decker Corp.	661,075
1,300		Snap-On, Inc.	46,150
2,900		Stanley Works	132,675
			839,900
		Healthcare-Products: 3.3%
2,700		Bausch & Lomb, Inc.	204,633
26,350		Baxter Intl., Inc.	1,062,696
17,800		Becton Dickinson & Co.	936,814
31,750	@	Boston Scientific Corp.	853,440
3,810		C.R. Bard, Inc.	245,097
14,750		Guidant Corp.	1,041,940
122,850		Johnson & Johnson	7,787,461
55,100		Medtronic, Inc.	3,140,700
16,750	@	St. Jude Medical, Inc.	768,825
1,050	@, L	Zimmer Holdings, Inc.	86,279
			16,127,885
		Healthcare-Services: 2.9%
30,000		Aetna, Inc.	2,390,100
17,500		HCA, Inc.	862,750
15,950	@	Humana, Inc.	768,152
5,450	@	Laboratory Corp. of America Holdings	268,794
3,800		Quest Diagnostics, Inc.	189,924
102,700		UnitedHealth Group, Inc.	5,289,050
58,000	@	WellPoint, Inc.	4,306,500
			14,075,270
		Home Builders: 0.1%
1,700		Centex Corp.	115,175
5,600		DR Horton, Inc.	206,752
			321,927
		Household Products/Wares: 0.5%
7,100		Clorox Co.	408,747
650		Fortune Brands, Inc.	56,537
33,550		Kimberly-Clark Corp.	2,090,836
			2,556,120
		Housewares: 0.1%
11,300		Newell Rubbermaid, Inc.	264,759
			264,759
		Insurance: 6.5%
29,400	@@	ACE Ltd.	1,305,654
20,000	L	AFLAC, Inc.	864,400
64,800		Allstate Corp.	3,642,407
4,700		AMBAC Financial Group, Inc.	322,326
107,720		American Intl. Group, Inc.	6,377,023

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
14,300		Aon Corp.	$427,856
20,200		Chubb Corp.	1,756,592
9,200		CIGNA Corp.	1,060,944
3,497		Cincinnati Financial Corp.	143,307
20,700		Hartford Financial Services Group, Inc.	1,512,135
5,550		Jefferson-Pilot Corp.	276,002
7,450		Lincoln National Corp.	369,446
11,218		Loews Corp.	983,706
6,550	L	MBIA, Inc.	379,704
74,950		MetLife, Inc.	3,671,050
3,850		MGIC Investment Corp.	240,356
20,650	L	Principal Financial Group	945,770
20,300		Progressive Corp.	1,957,123
36,750		Prudential Financial, Inc.	2,365,598
13,400		Safeco Corp.	698,676
47,100		St. Paul Travelers Cos., Inc.	2,025,771
4,500		Torchmark Corp.	237,330
12,800	L	UnumProvident Corp.	247,296
5,800	@@	XL Capital Ltd.	403,100
			32,213,572
		Internet: 1.2%
50,000	@, L	eBay, Inc.	2,024,500
5,100	@	Monster Worldwide, Inc.	159,324
123,292	@	Symantec Corp.	2,586,666
27,200	@, L	Yahoo!, Inc.	906,848
			5,677,338
		Iron/Steel: 0.2%
17,000		Nucor Corp.	960,160
5,000	L	United States Steel Corp.	209,600
			1,169,760
		Leisure Time: 0.4%
4,150		Brunswick Corp.	182,600
22,250		Carnival Corp.	1,097,815
11,850	L	Harley-Davidson, Inc.	583,731
6,850	L	Sabre Holdings Corp.	131,383
			1,995,529
		Lodging: 0.4%
7,500		Harrah’s Entertainment, Inc.	521,700
16,050		Hilton Hotels Corp.	371,879
9,450		Marriott Intl., Inc.	597,334
7,850	L	Starwood Hotels & Resorts Worldwide, Inc.	457,655
			1,948,568
		Machinery-Diversified: 0.2%
900		Cummins, Inc.	77,823
10,350		Deere & Co.	676,683
7,450		Rockwell Automation, Inc.	387,698
			1,142,204
		Media: 2.8%
94,050	@, L	Comcast Corp.	2,892,037
1,000		Gannett Co., Inc.	72,720
38,500		McGraw-Hill Cos., Inc.	1,856,470
1,750		Meredith Corp.	85,925
5,950		New York Times Co.	189,984
121,550		News Corp. - Class A	1,970,326
195,250		Time Warner, Inc.	3,498,879
1,300		Tribune Co.	48,841
33,100		Viacom, Inc.	1,125,069
87,150		Walt Disney Co.	2,195,309
			13,935,560

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
		Mining: 0.2%
13,600		Freeport-McMoRan Copper & Gold, Inc.	$573,512
4,800	L	Phelps Dodge Corp.	516,144
			1,089,656
		Miscellaneous Manufacturing: 4.9%
31,850		3M Co.	2,266,128
3,450		Cooper Industries Ltd.	229,218
12,500		Danaher Corp.	669,500
8,400		Dover Corp.	341,880
1,150	L	Eastman Kodak Co.	28,026
5,800		Eaton Corp.	370,736
480,250		General Electric Co.	16,141,202
38,800		Honeywell Intl., Inc.	1,485,264
11,600	L	Illinois Tool Works, Inc.	977,648
7,650	@@	Ingersoll-Rand Co. Ltd.	609,093
3,450		ITT Industries, Inc.	376,464
1,800		Pall Corp.	51,480
9,350		Textron, Inc.	666,655
			24,213,294
		Office/Business Equipment: 0.2%
9,450		Pitney Bowes, Inc.	408,713
38,350	@, L	Xerox Corp.	514,273
			922,986
		Oil and Gas: 10.3%
3,750	L	Amerada Hess Corp.	476,625
10,500		Anadarko Petroleum Corp.	954,135
6,340		Apache Corp.	454,071
36,850		Burlington Resources, Inc.	2,719,162
140,834		ChevronTexaco Corp.	8,647,207
77,618		ConocoPhillips	5,118,130
46,500		Devon Energy Corp.	2,825,805
9,700	L	EOG Resources, Inc.	619,151
321,850		Exxon Mobil Corp.	19,278,814
4,550		Kerr-McGee Corp.	400,537
23,900		Marathon Oil Corp.	1,537,009
6,300		Murphy Oil Corp.	344,295
5,700	@, @@	Nabors Industries, Ltd.	381,900
1,100	L	Noble Corp.	78,430
26,350		Occidental Petroleum Corp.	2,187,841
3,900	@, L	Rowan Cos., Inc.	145,080
13,500		Sunoco, Inc.	981,450
11,300	@	Transocean, Inc.	667,152
26,000		Valero Energy Corp.	2,769,000
			50,585,794
		Oil and Gas Services: 0.4%
1,200		BJ Services Co.	75,696
20,450		Halliburton Co.	1,267,287
700	@, L	National-Oilwell Varco, Inc.	44,947
5,300	@, L	Weatherford Intl. Ltd.	358,863
			1,746,793
		Packaging and Containers: 0.1%
4,950		Ball Corp.	185,675
6,200	@, L	Pactiv Corp.	120,342
4,000	@, L	Sealed Air Corp.	203,000
			509,017

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
		Pharmaceuticals: 5.0%
32,000		Abbott Laboratories	$1,444,160
5,200	L	Allergan, Inc.	478,660
11,350	L	AmerisourceBergen Corp.	847,505
8,050		Bristol-Myers Squibb Co.	196,984
44,000	L	Cardinal Health, Inc.	2,622,840
20,400	@	Caremark Rx, Inc.	953,292
4,700		Eli Lilly & Co.	258,594
10,400	@	Express Scripts, Inc.	601,744
14,050	@, L	Forest Laboratories, Inc.	623,820
16,600	@	Gilead Sciences, Inc.	713,800
7,180	@	Hospira, Inc.	286,051
17,416	@	King Pharmaceuticals, Inc.	256,015
10,752	@	Medco Health Solutions, Inc.	529,751
93,050		Merck & Co., Inc.	2,626,801
306,030		Pfizer, Inc.	7,794,583
66,900		Schering-Plough Corp.	1,432,329
4,700	@	Watson Pharmaceuticals, Inc.	162,056
56,900		Wyeth	2,605,451
			24,434,436
		Pipelines: 0.1%
2,150		Kinder Morgan, Inc.	205,261
21,000		Williams Cos., Inc.	471,240
			676,501
		Real Estate Investment Trusts: 0.3%
3,700		Apartment Investment & Management Co.	147,630
1,200		Equity Residential	45,324
7,700	L	ProLogis	335,027
9,200		Simon Property Group, Inc.	699,844
4,800	L	Vornado Realty Trust	412,896
			1,640,721
		Retail: 7.2%
950	@, L	Autonation, Inc.	19,770
12,150	@	Bed Bath & Beyond, Inc.	492,683
48,300	L	Best Buy Co., Inc.	2,301,977
8,700		Circuit City Stores, Inc.	146,943
19,300		Costco Wholesale Corp.	838,392
15,750		Darden Restaurants, Inc.	494,708
6,450	L	Dillard’s, Inc.	145,190
750		Family Dollar Stores, Inc.	14,910
15,750	L	Federated Department Stores, Inc.	1,086,456
35,200		Gap, Inc.	669,152
158,200		Home Depot, Inc.	6,378,623
19,450		J.C. Penney Co., Inc. Holding Co.	945,854
6,700	@	Kohl’s Corp.	351,415
15,650		Limited Brands, Inc.	343,987
31,750	L	Lowe’s Cos., Inc.	2,041,842
53,750		McDonald’s Corp.	1,744,188
17,200		Nordstrom, Inc.	577,576
13,000	@	Office Depot, Inc.	390,000
4,600	@	Sears Holdings Corp.	624,956
53,625		Staples, Inc.	1,177,605
15,950	@	Starbucks Corp.	782,188
37,200	L	Target Corp.	1,999,500
20,850		TJX Cos., Inc.	435,974
136,940	L	Wal-Mart Stores, Inc.	6,156,821
93,750		Walgreen Co.	4,343,437
4,750	L	Wendy’s Intl., Inc.	223,915
12,450		Yum! Brands, Inc.	589,881
			35,317,943

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
		Savings and Loans: 0.7%
12,800		Golden West Financial Corp.	$780,672
61,400	L	Washington Mutual, Inc.	2,553,012
			3,333,684
		Semiconductors: 3.3%
14,900	@, L	Altera Corp.	325,863
15,900		Analog Devices, Inc.	579,555
66,150		Applied Materials, Inc.	1,211,207
11,900	@, L	Broadcom Corp.	517,650
16,368	@	Freescale Semiconductor, Inc.	394,141
324,800		Intel Corp.	8,353,855
8,300	L	KLA-Tencor Corp.	421,308
6,250	L	Linear Technology Corp.	237,063
16,000	@	LSI Logic Corp.	154,240
13,350		Maxim Integrated Products, Inc.	569,378
24,350	L	National Semiconductor Corp.	607,046
5,700	@, L	Novellus Systems, Inc.	152,817
6,800	@	Nvidia Corp.	208,624
3,250	@	QLogic Corp.	112,320
75,200		Texas Instruments, Inc.	2,457,535
			16,302,602
		Software: 4.7%
49,700	L	Adobe Systems, Inc.	1,343,888
24,350		Autodesk, Inc.	1,051,920
23,050		Automatic Data Processing, Inc.	985,388
15,350	@	BMC Software, Inc.	307,000
6,550	@, L	Citrix Systems, Inc.	155,890
21,532	L	Computer Associates Intl., Inc.	580,503
32,100	@	Compuware Corp.	290,826
6,250	@, L	Electronic Arts, Inc.	358,000
34,118		First Data Corp.	1,417,603
7,100	@	Fiserv, Inc.	318,577
8,600		IMS Health, Inc.	233,920
13,400	@, L	Intuit, Inc.	614,256
3,650	@, L	Mercury Interactive Corp.	133,846
413,050		Microsoft Corp.	11,317,569
13,550	@, L	Novell, Inc.	89,159
282,000	@	Oracle Corp.	3,657,540
27,600	@, L	Parametric Technology Corp.	167,256
17,600		Siebel Systems, Inc.	145,200
			23,168,341
		Telecommunications: 5.5%
8,850		Alltel Corp.	548,612
18,750		AT&T Corp.	369,000
18,350	@, L	Avaya, Inc.	187,170
8,500		Bellsouth Corp.	223,465
5,300		CenturyTel, Inc.	190,270
259,650	@	Cisco Systems, Inc.	4,575,032
1,500		Citizens Communications Co.	20,460
7,050	@	Comverse Technology, Inc.	181,749
29,450	@	Corning, Inc.	587,822
220,800		Motorola, Inc.	4,831,103
70,100		QUALCOMM, Inc.	2,783,671
169,700		SBC Communications, Inc.	4,086,376
10,900		Scientific-Atlanta, Inc.	417,034
149,481		Sprint Corp.	3,876,042
16,550	@	Tellabs, Inc.	147,130
130,800		Verizon Communications, Inc.	4,278,468
			27,303,404

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.5% (continued)
		Textiles: 0.1%
7,000	L	Cintas Corp.	$288,750
			288,750
		Toys/Games/Hobbies: 0.1%
11,000		Hasbro, Inc.	227,700
8,650		Mattel, Inc.	155,960
			383,660
		Transportation: 1.6%
17,600		Burlington Northern Santa Fe Corp.	933,152
22,950		CSX Corp.	1,008,194
12,760		FedEx Corp.	1,039,174
28,300		Norfolk Southern Corp.	1,007,763
5,400		Union Pacific Corp.	368,658
50,700	L	United Parcel Service, Inc.	3,594,123
			7,951,064
		Total Common Stock
		(Cost $378,287,826)	490,751,943

Principal Amount			Value

SHORT-TERM INVESTMENTS: 10.7%
	Repurchase Agreement: 0.4%
$1,920,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $1,920,191 to be received upon repurchase (Collateralized by $1,970,000 Federal Home Mortgage Corporation, 3.350%, Market Value plus accrued interest $1,958,874, due 11/09/07)		$1,920,000
	Total Repurchase Agreement
	(Cost $1,920,000)		1,920,000
	Securities Lending Collateral(cc): 10.3%
51,013,000	The Bank of New York Institutional Cash Reserves Fund		51,053,070
	Total Securities Lending Collateral
	(Cost $51,053,070)		51,053,070
	Total Short-Term Investments
	(Cost $52,973,070)		52,973,070
	Total Investments In Securities
	(Cost $431,260,896)*	110.2%	$543,725,013
	Other Assets and Liabilities—Net	(10.2)	(50,470,103)
	Net Assets	100.0%	$493,254,910

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $449,025,400.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$98,396,123
		Gross Unrealized Depreciation	(3,696,510)
		Net Unrealized Appreciation	$94,699,613

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.8%
		Advertising: 0.3%
21,820	L	Catalina Marketing Corp.	$522,371
18,500		Harte-Hanks, Inc.	474,710
			997,081
		Aerospace/Defense: 0.3%
9,650	@	Alliant Techsystems, Inc.	742,375
1,450	@	Sequa Corp.	99,325
			841,700
		Airlines: 0.2%
17,100	@, L	Alaska Air Group, Inc.	576,612
			576,612
		Apparel: 0.8%
43,494		Polo Ralph Lauren Corp.	2,155,128
15,874	@	Timberland Co.	523,683
			2,678,811
		Auto Parts and Equipment: 0.7%
18,700		ArvinMeritor, Inc.	346,885
3,450	L	Bandag, Inc.	149,385
15,650	@	BorgWarner, Inc.	914,899
7,242		Lear Corp.	273,023
15,393	@, L	Modine Manufacturing Co.	541,218
			2,225,410
		Banks: 4.3%
35,594	L	Associated Banc-Corp	1,158,229
14,394		Bank of Hawaii Corp.	730,496
12,557		City National Corp.	904,606
42,993		Colonial BancGroup, Inc.	1,000,017
45,000	L	Commerce Bancorp, Inc.	1,517,400
13,549		Cullen/Frost Bankers, Inc.	662,140
33,917		FirstMerit Corp.	948,319
13,600	L	Greater Bay Bancorp	342,720
42,700	L	Hibernia Corp.	1,355,725
7,400	L	Investors Financial Services Corp.	259,888
36,589	L	Mercantile Bankshares Corp.	1,969,586
9,300	@, L	SVB Financial Group	437,472
86,256	L	TCF Financial Corp.	2,441,907
4,600		Texas Regional Bancshares, Inc.	136,206
17,282		Wilmington Trust Corp.	630,102
			14,494,813
		Beverages: 0.4%
49,506		PepsiAmericas, Inc.	1,248,541
			1,248,541
		Biotechnology: 1.0%
20,270	@	Charles River Laboratories Intl., Inc.	1,030,121
14,200	@, L	Invitrogen Corp.	1,203,166
29,300	@, L	Protein Design Labs, Inc.	783,482
10,350	@, L	Vertex Pharmaceuticals, Inc.	190,440
			3,207,209

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
		Building Materials: 0.5%
21,384		Martin Marietta Materials, Inc.	$1,546,491
4,600		York Intl. Corp.	263,948
			1,810,439
		Chemicals: 2.6%
17,700		Airgas, Inc.	497,901
11,450		Albemarle Corp.	415,750
6,557		Cabot Corp.	216,381
64,700		Chemtura Corp.	1,110,252
10,900	L	Cytec Industries, Inc.	518,840
11,650		Ferro Corp.	221,117
26,579	@	FMC Corp.	1,513,939
18,250		Lubrizol Corp.	754,638
60,238	L	Lyondell Chemical Co.	1,554,139
5,650		Minerals Technologies, Inc.	344,368
17,700	L	Olin Corp.	330,636
32,550	L	RPM Intl., Inc.	616,823
11,900		Sensient Technologies Corp.	223,363
14,162		Valspar Corp.	684,166
			9,002,313
		Coal: 0.7%
32,400		Peabody Energy Corp.	2,322,108
			2,322,108
		Commercial Services: 4.6%
41,690		Adesa, Inc.	950,532
30,825	@	Alliance Data Systems Corp.	1,296,808
6,400		Banta Corp.	313,280
67,450	@, L	Career Education Corp.	2,644,040
25,050	@	ChoicePoint, Inc.	1,075,397
25,238	@, L	Corinthian Colleges, Inc.	320,018
19,551		Corporate Executive Board Co.	1,579,134
9,354		Deluxe Corp.	371,728
9,702	@, L	DeVry, Inc.	179,196
32,145	@, L	Education Management Corp.	1,088,751
24,250	@, L	Gartner, Inc.	272,570
11,663	@	ITT Educational Services, Inc.	592,947
2,771		Kelly Services, Inc.	80,996
24,900	@, L	Korn/Ferry Intl.	493,518
13,326	@	Laureate Education, Inc.	557,693
25,000		Manpower, Inc.	1,126,500
24,553		MoneyGram Intl., Inc.	509,720
28,688	@	MPS Group, Inc.	317,289
27,164	@, L	Quanta Services, Inc.	325,968
16,982		Rollins, Inc.	333,866
16,215	@, L	Sotheby’s Holdings, Inc.	281,979
18,600	@, L	United Rentals, Inc.	335,730
12,650	@, L	Valassis Communications, Inc.	498,790
			15,546,450
		Computers: 5.2%
16,678	@	Anteon Intl. Corp.	766,354
30,600	@	BISYS Group, Inc.	456,858
122,250	@, L	Cadence Design Systems, Inc.	1,957,223
41,550	@	Ceridian Corp.	843,465
37,550	@	Cognizant Technology Solutions Corp.	1,709,652
19,900		Diebold, Inc.	955,200
21,595	@, L	DST Systems, Inc.	1,159,652
17,291		Imation Corp.	728,124

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
22,905		Jack Henry & Associates, Inc.	$448,480
40,000	@, L	McData Corp.	215,200
8,700	@	Mentor Graphics Corp.	74,211
16,575		National Instruments Corp.	470,564
14,870		Reynolds & Reynolds Co.	424,390
49,350	@, L	Sandisk Corp.	1,916,261
29,934	@	Storage Technology Corp.	1,106,061
103,273	@	Synopsys, Inc.	1,962,186
154,586	@, L	Western Digital Corp.	2,141,015
			17,334,896
		Distribution/Wholesale: 0.5%
20,100		CDW Corp.	1,187,508
14,800	@	Tech Data Corp.	541,828
			1,729,336
		Diversified Financial Services: 2.8%
21,335		AG Edwards, Inc.	964,555
69,600	@, L	AmeriCredit Corp.	1,735,824
36,400	L	Eaton Vance Corp.	930,748
44,857		IndyMac Bancorp, Inc.	1,786,654
5,829		Jefferies Group, Inc.	230,129
30,325		Legg Mason, Inc.	3,169,873
17,301	L	Raymond James Financial, Inc.	524,739
			9,342,522
		Electric: 4.7%
33,890		Alliant Energy Corp.	1,018,395
109,341	@	Aquila, Inc.	439,551
9,384		Black Hills Corp.	390,844
14,874		DPL, Inc.	401,449
22,650		Duquesne Light Holdings, Inc.	411,098
40,423		Energy East Corp.	1,059,891
7,654		Great Plains Energy, Inc.	237,963
10,693		Hawaiian Electric Industries, Inc.	283,471
12,233	L	Idacorp, Inc.	375,553
34,626		MDU Resources Group, Inc.	1,114,265
37,850		Northeast Utilities	753,972
31,200		NSTAR	922,272
26,366		OGE Energy Corp.	765,405
54,940		Pepco Holdings, Inc.	1,254,829
34,275		PNM Resources, Inc.	1,013,855
26,201		Puget Energy, Inc.	596,597
33,200		SCANA Corp.	1,407,347
32,800	@	Sierra Pacific Resources	478,224
23,782		Westar Energy, Inc.	571,244
34,150		Wisconsin Energy Corp.	1,337,655
18,739		WPS Resources Corp.	1,080,116
			15,913,996
		Electrical Components and Equipment: 1.2%
31,585		Ametek, Inc.	1,272,560
33,297	@	Energizer Holdings, Inc.	2,160,975
16,753	L	Hubbell, Inc.	757,236
			4,190,771
		Electronics: 2.2%
24,400		Amphenol Corp.	1,034,804
83,032	@	Arrow Electronics, Inc.	2,476,014
66,388	@, L	Avnet, Inc.	1,663,019
17,315	L	Gentex Corp.	296,433
9,700	@	Kemet Corp.	78,764
9,366	@	Plexus Corp.	159,971

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
16,644	@	Thomas & Betts Corp.	$591,528
16,071	@	Varian, Inc.	572,128
50,121	@, L	Vishay Intertechnology, Inc.	646,561
			7,519,222
		Engineering and Construction: 0.3%
5,450	@	Dycom Industries, Inc.	96,574
10,300	L	Granite Construction, Inc.	383,984
5,908	@, L	Jacobs Engineering Group, Inc.	368,659
			849,217
		Entertainment: 0.7%
32,050	L	GTECH Holdings Corp.	915,989
20,791		International Speedway Corp.	1,165,751
12,550	@, L	Macrovision Corp.	232,175
			2,313,915
		Environmental Control: 0.6%
35,980		Republic Services, Inc.	1,303,555
11,350	@, L	Stericycle, Inc.	659,776
			1,963,331
		Food: 1.9%
41,300	@, L	Dean Foods Co.	1,525,622
32,282		Hormel Foods Corp.	1,029,473
16,178	L	J.M. Smucker Co.	772,014
11,409		Ruddick Corp.	266,628
14,653		Tootsie Roll Industries, Inc.	466,845
18,000	L	Whole Foods Market, Inc.	2,326,680
			6,387,262
		Forest Products and Paper: 0.4%
15,100		Bowater, Inc.	468,553
14,200		Longview Fibre Co.	286,840
13,421		P. H. Glatfelter Co.	184,002
7,500		Potlatch Corp.	405,000
1	@@	Stora Enso Oyj ADR	14
			1,344,409
		Gas: 0.9%
22,512	L	AGL Resources, Inc.	840,823
29,750	L	Oneok, Inc.	1,011,500
22,215		Vectren Corp.	622,020
13,119	L	WGL Holdings, Inc.	431,222
			2,905,565
		Healthcare-Products: 3.6%
17,150		Beckman Coulter, Inc.	956,799
31,800	@, L	Cytyc Corp.	793,410
21,050	L	Dentsply Intl., Inc.	1,115,019
16,650	@, L	Edwards Lifesciences Corp.	732,600
14,064	@	Gen-Probe, Inc.	640,193
23,800	@, L	Henry Schein, Inc.	992,222
15,023		Hillenbrand Industries, Inc.	747,695
3,700	@, L	Inamed Corp.	268,250
25,200	@	Intuitive Surgical, Inc.	1,874,879
37,112	@, L	Patterson Cos., Inc.	1,486,707
16,750		Steris Corp.	417,745
10,700	@, L	Techne Corp.	609,579
36,250	@, L	Varian Medical Systems, Inc.	1,443,475
			12,078,573

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
		Healthcare-Services: 4.4%
13,698	@	Apria Healthcare Group, Inc.	$468,883
31,930	@	Community Health Systems, Inc.	1,175,982
17,501	@	Covance, Inc.	915,302
2	@	Coventry Health Care, Inc.	160
68,400	@	Health Net, Inc.	3,153,924
14,300	@	LifePoint Hospitals, Inc.	650,364
63,310	@	Lincare Holdings, Inc.	2,680,545
47,450	@	Pacificare Health Systems, Inc.	3,576,781
18,825	@	Renal Care Group, Inc.	886,469
8,712	@	Triad Hospitals, Inc.	419,396
16,055		Universal Health Services, Inc.	820,571
			14,748,377
		Holding Companies-Diversified: 0.3%
26,113	L	Leucadia National Corp.	1,063,321
			1,063,321
		Home Builders: 1.5%
39,650	@, L	Lennar Corp.	2,462,265
5,200		Ryland Group, Inc.	376,272
12,850		Thor Industries, Inc.	426,620
34,400	@	Toll Brothers, Inc.	1,652,920
			4,918,077
		Home Furnishings: 0.6%
14,150	L	Furniture Brands Intl., Inc.	270,407
17,610	@	Harman Intl. Industries, Inc.	1,820,874
			2,091,281
		Household Products/Wares: 0.9%
49,450	@, L	American Greetings Corp.	1,255,536
9,150	L	Blyth, Inc.	227,378
17,583	@	Church & Dwight, Inc.	670,967
8,179		Scotts Co.	670,514
13,350		Tupperware Corp.	292,632
			3,117,027
		Insurance: 6.7%
13,467	@	Allmerica Financial Corp.	548,242
41,457		American Financial Group, Inc.	1,390,053
10,831	L	AmerUs Group Co.	599,171
17,400		Brown & Brown, Inc.	825,978
24,430	@@	Everest Re Group Ltd.	2,261,974
47,367		Fidelity National Financial, Inc.	1,852,997
59,157		First American Corp.	2,461,523
32,216		HCC Insurance Holdings, Inc.	858,556
20,186		Horace Mann Educators Corp.	395,242
29,495	@	Ohio Casualty Corp.	745,044
50,917	@	Old Republic Intl. Corp.	1,281,581
25,900	L	PMI Group, Inc.	1,047,914
33,028		Protective Life Corp.	1,355,139
54,490		Radian Group, Inc.	2,788,798
7,135		Stancorp Financial Group, Inc.	576,865
15,755		Unitrin, Inc.	727,408
76,562		WR Berkley Corp.	2,717,185
			22,433,670
		Internet: 2.1%
12,750	@	Avocent Corp.	424,830
23,600	@, L	Checkfree Corp.	868,244
9,000	@, L	F5 Networks, Inc.	371,610

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
54,650	@	Macromedia, Inc.	$2,019,318
98,500	@	McAfee, Inc.	3,019,025
13,450	@, L	RSA Security, Inc.	176,733
			6,879,760
		Iron/Steel: 0.0%
4,600		Steel Dynamics, Inc.	145,038
			145,038
		Leisure Time: 0.0%
7,900		Callaway Golf Co.	117,789
			117,789
		Lodging: 0.4%
30,800		Boyd Gaming Corp.	1,433,124
2		Harrah’s Entertainment, Inc.	139
			1,433,263
		Machinery-Diversified: 0.7%
24,371	@, L	AGCO Corp.	500,337
13,600	@	Flowserve Corp.	505,104
18,946		Graco, Inc.	704,980
8,205		Nordson, Corp.	291,442
8,025	@, L	Zebra Technologies Corp.	299,814
			2,301,677
		Media: 1.5%
29,596		Belo Corp.	726,877
10,979	@	Entercom Communications Corp.	367,248
12,547		Lee Enterprises, Inc.	544,540
6,100		Media General, Inc.	401,319
24,800		Reader’s Digest Association, Inc.	403,248
10,350	@, L	Scholastic Corp.	377,465
1,943	L	Washington Post Co.	1,616,575
22,036		Westwood One, Inc.	447,992
			4,885,264
		Metal Fabricate/Hardware: 1.0%
27,284		Precision Castparts Corp.	2,637,817
25,500		Timken Co.	748,935
			3,386,752
		Miscellaneous Manufacturing: 2.7%
15,700		Brink’s Co.	630,826
8,600		Carlisle Cos., Inc.	531,652
15,400		Crane Co.	455,994
54,287	@	Donaldson Co., Inc.	1,663,353
5,400		Federal Signal Corp.	92,340
10,650		Harsco Corp.	624,623
21,890		Lancaster Colony Corp.	1,001,468
28,250		Pentair, Inc.	1,115,310
20,650	L	SPX Corp.	940,401
28,056		Teleflex, Inc.	1,931,655
			8,987,622
		Office Furnishings: 1.1%
50,536		Herman Miller, Inc.	1,511,026
37,370		HNI Corp.	2,154,381
			3,665,407

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
		Oil and Gas: 5.8%
15,783	@	Denbury Resources, Inc.	$713,865
42,400		ENSCO Intl., Inc.	1,732,464
40,950	@	Forest Oil Corp.	1,840,703
37,000		Helmerich & Payne, Inc.	2,198,540
53,500	@	Newfield Exploration Co.	2,526,270
34,550		Noble Energy, Inc.	3,045,237
47,100		Patterson-UTI Energy, Inc.	1,602,342
40,150		Pioneer Natural Resources Co.	1,983,410
8,600	@	Plains Exploration & Production Co.	318,630
42,600	L	Pogo Producing Co.	2,385,600
40,800	@	Pride Intl., Inc.	1,032,240
			19,379,301
		Oil and Gas Services: 1.6%
36,195	@, L	Cooper Cameron Corp.	2,611,469
19,150	@	FMC Technologies, Inc.	770,022
33,150	@	Grant Prideco, Inc.	1,221,909
8,600	@	Hanover Compressor Co.	129,946
17,000		Tidewater, Inc.	757,180
			5,490,526
		Packaging and Containers: 0.3%
9,400		Packaging Corp. of America	197,024
27,070		Sonoco Products Co.	769,600
			966,624
		Pharmaceuticals: 2.3%
58,550	@	Barr Pharmaceuticals, Inc.	2,670,465
6,400	@, L	Cephalon, Inc.	259,328
62,597	@, L	IVAX Corp.	1,621,262
29,300		Omnicare, Inc.	1,539,715
11,600	@, L	Sepracor, Inc.	582,320
23,200		Valeant Pharmaceuticals Intl.	463,536
21,350	@, L	VCA Antech, Inc.	512,187
			7,648,813
		Pipelines: 1.4%
17,771		Equitable Resources, Inc.	1,339,933
24,660		National Fuel Gas Co.	742,513
35,150		Questar Corp.	2,742,403
			4,824,849
		Real Estate Investment Trusts: 3.2%
22,900		AMB Property Corp.	1,015,157
29,350		Developers Diversified Realty Corp.	1,408,507
13,550	L	Highwoods Properties, Inc.	418,424
17,800		Hospitality Properties Trust	771,808
24,150		Liberty Property Trust	1,048,110
16,500	L	Macerich Co.	1,073,820
15,850		Mack-Cali Realty Corp.	698,193
26,131		New Plan Excel Realty Trust	625,837
14,023		Rayonier, Inc.	760,748
17,500		Regency Centers Corp.	1,020,775
37,840	L	United Dominion Realty Trust, Inc.	896,051
23,197		Weingarten Realty Investors	894,244
			10,631,674
		Retail: 9.4%
15,700	@, L	99 Cents Only Stores	165,635
23,541		Abercrombie & Fitch Co.	1,309,115
19,850	@	Advance Auto Parts, Inc.	1,209,461
15,300	@, L	Aeropostale, Inc.	390,762

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
93,200	L	American Eagle Outfitters, Inc.	$2,668,315
6,000	@	AnnTaylor Stores Corp.	153,600
19,925	L	Applebee’s Intl., Inc.	440,542
45,850	@	Barnes & Noble, Inc.	1,731,755
17,550	@, L	BJ’s Wholesale Club, Inc.	501,053
4,000		Bob Evans Farms, Inc.	96,760
19,974		Borders Group, Inc.	456,006
41,100	@	Brinker Intl., Inc.	1,526,865
11,600	@	Carmax, Inc.	369,576
12,150	L	CBRL Group, Inc.	439,344
21,275	@, L	Cheesecake Factory, Inc.	673,779
72,639	@, L	Chico’s FAS, Inc.	2,521,299
47,136		Claire’s Stores, Inc.	1,106,753
22,014	@	Copart, Inc.	543,526
28,400	@, L	Dollar Tree Stores, Inc.	646,668
43,500		Foot Locker, Inc.	950,040
81,300		Michaels Stores, Inc.	2,951,189
13,602	L	Neiman-Marcus Group, Inc.	1,345,238
76,240	@	O’Reilly Automotive, Inc.	2,101,936
17,500	L	Outback Steakhouse, Inc.	728,175
18,250	@	Pacific Sunwear of California, Inc.	435,810
46,650	@, L	Payless Shoesource, Inc.	864,891
39,850		PETsMART, Inc.	1,026,935
12,500		Regis Corp.	511,875
40,350		Ross Stores, Inc.	1,003,908
16,450		Ruby Tuesday, Inc.	363,545
17,500	@	Urban Outfitters, Inc.	974,050
32,350	@, L	Williams-Sonoma, Inc.	1,302,088
			31,510,494
		Savings and Loans: 0.5%
26,150		Astoria Financial Corp.	730,370
21,850	L	Independence Community Bank Corp.	747,269
10,223	L	Washington Federal, Inc.	239,525
			1,717,164
		Semiconductors: 3.1%
6,900	@, L	Cabot Microelectronics Corp.	205,689
19,400	@	Integrated Circuit Systems, Inc.	408,564
11,300	@, L	Integrated Device Technology, Inc.	120,910
17,350	@, L	International Rectifier Corp.	834,535
42,350		Intersil Corp.	889,350
65,100	@, L	Lam Research Corp.	2,063,670
19,350	@	Lattice Semiconductor Corp.	85,914
94,700	@	MEMC Electronic Materials, Inc.	1,596,642
36,250	@, L	Micrel, Inc.	456,750
86,400		Microchip Technology, Inc.	2,688,768
19,200	@, L	Semtech Corp.	313,920
11,950	@, L	Silicon Laboratories, Inc.	370,809
58,334	@	Triquint Semiconductor, Inc.	225,169
			10,260,690
		Software: 2.7%
54,500	@	Activision, Inc.	1,218,075
24,600		Acxiom Corp.	487,572
18,700	@, L	Advent Software, Inc.	515,372
17,796		Certegy, Inc.	611,826
11,100	@, L	CSG Systems Intl., Inc.	226,329
31,171	@	Dun & Bradstreet Corp.	1,984,658
18,701		Fair Isaac Corp.	764,310
12,700	@, L	Keane, Inc.	146,050
22,976		SEI Investments Co.	830,812
62,540	@, L	Sybase, Inc.	1,396,518
23,278	@, L	Transaction Systems Architects, Inc.	623,385
22,748	@	Wind River Systems, Inc.	298,909
			9,103,816

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.8% (continued)
		Telecommunications: 1.3%
17,100		Adtran, Inc.	$441,522
62,918	@	Cincinnati Bell, Inc.	272,435
13,866	@, L	CommScope, Inc.	259,294
37,000		Harris Corp.	1,428,570
10,950	@	Newport Corp.	146,073
5,200	L	Plantronics, Inc.	169,520
27,250	@	Polycom, Inc.	485,323
11,100	@	Powerwave Technologies, Inc.	116,328
29,544	L	Telephone & Data Systems, Inc.	1,206,872
			4,525,937
		Transportation: 2.6%
11,150	L	Alexander & Baldwin, Inc.	584,372
23,100		CH Robinson Worldwide, Inc.	1,426,425
15,335		CNF, Inc.	773,957
28,850	L	Expeditors Intl. Washington, Inc.	1,601,464
37,200	L	J.B. Hunt Transport Services, Inc.	672,204
24,400		Overseas Shipholding Group, Inc.	1,492,060
15,650	@, L	Swift Transportation Co., Inc.	312,061
40,345	@, L	Yellow Roadway Corp.	1,890,163
			8,752,706
		Trucking and Leasing: 0.2%
14,978		GATX Corp.	607,058
			607,058
		Water: 0.1%
10,612		Aqua America, Inc.	363,567
			363,567
		Total Common Stock
		(Cost $273,068,379)	334,782,046

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 17.8%
	Repurchase Agreement: 0.3%
$1,126,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $1,126,112 to be received upon repurchase (Collateralized by $1,156,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $1,149,471, due 11/09/07)		$1,126,000
	Total Repurchase Agreement
	(Cost $1,126,000)		1,126,000
	Securities Lending Collateral(cc): 17.5%
58,520,931	The Bank of New York Institutional Cash Reserves Fund		58,520,931
	Total Securities Lending Collateral (Cost $58,520,931)		58,520,931
	Total Short-Term Investments (Cost $59,646,931)		59,646,931
	Total Investments In Securities
	(Cost $332,715,310)*	117.6%	$394,428,977

PORTFOLIO OF INVESTMENTS

ING Index Plus MidCap Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 17.8% (continued)
		Other Assets and Liabilities—Net	(17.6)	(59,006,559)
		Net Assets	100.0%	$335,422,418
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $336,580,021
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$59,791,641
		Gross Unrealized Depreciation		(1,942,685)
		Net Unrealized Appreciation		$57,848,956

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 3.2%
		Advertising: 0.0%
30	@	Interpublic Group of Cos., Inc.	$364
15		Omnicom Group, Inc.	1,207
			1,571
		Aerospace/Defense: 0.1%
98		Boeing Co.	6,568
24		General Dynamics Corp.	2,750
4		Goodrich Corp.	183
10		L-3 Communications Holdings, Inc.	819
56		Lockheed Martin Corp.	3,485
50		Northrop Grumman Corp.	2,805
50		Raytheon Co.	1,961
10		Rockwell Collins, Inc.	481
78		United Technologies Corp.	3,900
			22,952
		Agriculture: 0.1%
144		Altria Group, Inc.	10,181
88		Archer-Daniels-Midland Co.	1,981
36		Monsanto Co.	2,298
17		Reynolds American, Inc.	1,427
20		UST, Inc.	851
			16,738
		Airlines: 0.0%
51		Southwest Airlines Co.	679
			679
		Apparel: 0.0%
50	@	Coach, Inc.	1,660
7		Jones Apparel Group, Inc.	197
5		Liz Claiborne, Inc.	205
32		Nike, Inc.	2,525
5		Reebok Intl., Ltd.	282
14		VF Corp.	830
			5,699
		Auto Manufacturers: 0.0%
142		Ford Motor Co.	1,416
6		PACCAR, Inc.	420
			1,836
		Auto Parts and Equipment: 0.0%
39		Delphi Corp.	216
20	@	Goodyear Tire & Rubber Co.	336
14		Johnson Controls, Inc.	840
			1,392
		Banks: 0.2%
30		AmSouth Bancorporation	790
479		Bank of America Corp.	20,610
36		BB&T Corp.	1,461
20		Comerica, Inc.	1,210

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
4		Compass Bancshares, Inc.	$187
1		First Horizon National Corp.	39
16		Huntington Bancshares, Inc.	384
50		KeyCorp	1,656
10		M & T Bank Corp.	1,066
20		Marshall & Ilsley Corp.	875
14		Mellon Financial Corp.	454
70		National City Corp.	2,564
15		North Fork Bancorporation, Inc.	412
14		Northern Trust Corp.	698
25		PNC Financial Services Group, Inc.	1,406
4		Regions Financial Corp.	131
24		State Street Corp.	1,160
25		SunTrust Banks, Inc.	1,757
17		Synovus Financial Corp.	489
30		The Bank of New York Co., Inc.	917
125		U.S. Bancorp	3,653
122		Wachovia Corp.	6,054
120		Wells Fargo & Co.	7,154
10		Zions Bancorporation	699
			55,826
		Beverages: 0.1%
10		Anheuser-Busch Cos., Inc.	443
12		Brown-Forman Corp.	680
269		Coca-Cola Co.	11,836
17		Coca-Cola Enterprises, Inc.	380
13	@	Constellation Brands, Inc.	358
20		Pepsi Bottling Group, Inc.	590
235		PepsiCo, Inc.	12,889
			27,176
		Biotechnology: 0.0%
95	@	Amgen, Inc.	7,590
10	@	Genzyme Corp.	712
8	@	MedImmune, Inc.	239
3	@	Millipore Corp.	192
			8,733
		Building Materials: 0.0%
11		American Standard Cos., Inc.	502
16		Masco Corp.	491
13		Vulcan Materials Co.	934
			1,927
		Chemicals: 0.1%
20		Air Products & Chemicals, Inc.	1,108
5		Ashland, Inc.	304
78		Dow Chemical Co.	3,369
80		E.I. du Pont de Nemours & Co.	3,166
10		Eastman Chemical Co.	480
8		Ecolab, Inc.	264
12		Engelhard Corp.	341
24		PPG Industries, Inc.	1,512
28		Praxair, Inc.	1,352
20		Rohm & Haas Co.	868
10		Sherwin-Williams Co.	464
6		Sigma-Aldrich Corp.	374
			13,602
		Commercial Services: 0.0%
125		Cendant Corp.	2,543
19		Equifax, Inc.	628

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
41		McKesson Corp.	$1,913
20		Moody’s Corp.	982
28		Paychex, Inc.	956
20		R.R. Donnelley & Sons Co.	747
16		Robert Half Intl., Inc.	539
			8,308
		Computers: 0.2%
10	@	Affiliated Computer Services, Inc.	520
116	@	Apple Computer, Inc.	5,444
10	@	Computer Sciences Corp.	446
340	@	Dell, Inc.	12,103
18		Electronic Data Systems Corp.	403
182	@	EMC Corp.	2,341
218		Hewlett-Packard Co.	6,052
112		International Business Machines Corp.	9,029
8	@	Lexmark Intl., Inc.	504
20	@	NCR Corp.	684
26	@	Network Appliance, Inc.	617
386	@	Sun Microsystems, Inc.	1,467
20	@	Unisys Corp.	133
			39,743
		Cosmetics/Personal Care: 0.1%
6		Alberto-Culver Co.	258
62		Colgate-Palmolive Co.	3,255
69		Gillette Co.	3,717
174		Procter & Gamble Co.	9,653
			16,883
		Distribution/Wholesale: 0.0%
10		Genuine Parts Co.	458
3		W.W. Grainger, Inc.	193
			651
		Diversified Financial Services: 0.2%
87		American Express Co.	4,806
8		Bear Stearns Cos., Inc.	804
17		Capital One Financial Corp.	1,398
80		Charles Schwab Corp.	1,082
30		CIT Group, Inc.	1,358
183		Citigroup, Inc.	8,010
42		Countrywide Financial Corp.	1,419
25	@	E*TRADE Financial Corp.	400
69		Fannie Mae	3,522
10		Federated Investors, Inc.	311
14		Franklin Resources, Inc.	1,126
46		Freddie Mac	2,777
2		Goldman Sachs Group, Inc.	222
33		Lehman Brothers Holdings, Inc.	3,487
88		MBNA Corp.	2,218
66		Merrill Lynch & Co., Inc.	3,773
78		Morgan Stanley	3,968
30	@	Providian Financial Corp.	558
29		SLM Corp.	1,443
8		T. Rowe Price Group, Inc.	504
			43,186
		Electric: 0.1%
26	@	AES Corp.	409
10	@	Allegheny Energy, Inc.	302
20		Ameren Corp.	1,099
29		American Electric Power Co., Inc.	1,078

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
20		CenterPoint Energy, Inc.	$284
20	@	CMS Energy Corp.	322
20		Consolidated Edison, Inc.	938
14		Constellation Energy Group, Inc.	823
3		Dominion Resources, Inc.	229
13		DTE Energy Co.	595
71		Duke Energy Corp.	2,058
45		Edison Intl.	2,026
20		Entergy Corp.	1,498
51		Exelon Corp.	2,748
30		FirstEnergy Corp.	1,531
17		FPL Group, Inc.	733
10		NiSource, Inc.	241
30		PG&E Corp.	1,126
10		Pinnacle West Capital Corp.	449
30		PPL Corp.	959
20		Public Service Enterprise Group, Inc.	1,291
31		Southern Co.	1,066
20		TECO Energy, Inc.	348
33		TXU Corp.	3,203
10		Xcel Energy, Inc.	192
			25,548
		Electrical Components and Equipment: 0.0%
33		Emerson Electric Co.	2,220
			2,220
		Electronics: 0.0%
40	@	Agilent Technologies, Inc.	1,286
20		Applera Corp. - Applied Biosystems Group	430
20	@	Jabil Circuit, Inc.	589
10		PerkinElmer, Inc.	207
80	@	Solectron Corp.	328
10	@	Thermo Electron Corp.	279
10	@	Waters Corp.	455
			3,574
		Entertainment: 0.0%
20		International Game Technology	554
			554
		Environmental Control: 0.0%
40		Waste Management, Inc.	1,097
			1,097
		Food: 0.0%
10		Albertson’s, Inc.	201
20		Campbell Soup Co.	588
4		ConAgra Foods, Inc.	91
30		General Mills, Inc.	1,384
20		H.J. Heinz Co.	718
20		Hershey Foods Corp.	1,182
24		Kellogg Co.	1,088
50	@	Kroger Co.	987
10		McCormick & Co., Inc.	339
40		Safeway, Inc.	949
10		Sara Lee Corp.	190
15		SUPERVALU, Inc.	522
16		Wm. Wrigley Jr. Co.	1,137
			9,376

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
		Forest Products and Paper: 0.0%
3		Georgia-Pacific Corp.	$96
10		Louisiana-Pacific Corp.	253
20		MeadWestvaco Corp.	579
10		Plum Creek Timber Co., Inc.	368
10		Temple-Inland, Inc.	385
9		Weyerhaeuser Co.	585
			2,266
		Gas: 0.0%
10		KeySpan Corp.	382
17		Sempra Energy	762
			1,144
		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	853
10		Stanley Works	458
			1,311
		Healthcare-Products: 0.1%
3		Bausch & Lomb, Inc.	227
40		Baxter Intl., Inc.	1,613
30		Becton Dickinson & Co.	1,579
56	@	Boston Scientific Corp.	1,505
12		C.R. Bard, Inc.	772
26		Guidant Corp.	1,837
208		Johnson & Johnson	13,185
93		Medtronic, Inc.	5,301
30	@	St. Jude Medical, Inc.	1,377
6	@	Zimmer Holdings, Inc.	493
			27,889
		Healthcare-Services: 0.1%
40		Aetna, Inc.	3,187
30		HCA, Inc.	1,479
20	@	Humana, Inc.	963
10	@	Laboratory Corp. of America Holdings	493
2		Quest Diagnostics, Inc.	100
177		UnitedHealth Group, Inc.	9,115
86	@	WellPoint, Inc.	6,386
			21,723
		Home Builders: 0.0%
4		Centex Corp.	271
10		DR Horton, Inc.	369
			640
		Household Products/Wares: 0.0%
8		Clorox Co.	461
1		Fortune Brands, Inc.	87
56		Kimberly-Clark Corp.	3,489
			4,037
		Housewares: 0.0%
20		Newell Rubbermaid, Inc.	469
			469
		Insurance: 0.2%
40	@@	ACE Ltd.	1,776
39		AFLAC, Inc.	1,686
93		Allstate Corp.	5,228
4		AMBAC Financial Group, Inc.	274
180		American Intl. Group, Inc.	10,657

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
30		Aon Corp.	$898
27		Chubb Corp.	2,348
18		CIGNA Corp.	2,076
10		Cincinnati Financial Corp.	410
34		Hartford Financial Services Group, Inc.	2,484
10		Jefferson-Pilot Corp.	497
10		Lincoln National Corp.	496
18		Loews Corp.	1,578
10		MBIA, Inc.	580
102		MetLife, Inc.	4,996
10		MGIC Investment Corp.	624
34		Principal Financial Group	1,557
27		Progressive Corp.	2,603
63		Prudential Financial, Inc.	4,055
17		Safeco Corp.	886
80		St. Paul Travelers Cos., Inc.	3,441
10		Torchmark Corp.	527
20		UnumProvident Corp.	386
10	@@	XL Capital Ltd.	695
			50,758
		Internet: 0.0%
85	@	eBay, Inc.	3,442
10	@	Monster Worldwide, Inc.	312
167	@	Symantec Corp.	3,503
46	@	Yahoo!, Inc.	1,534
			8,791
		Iron/Steel: 0.0%
20		Nucor Corp.	1,129
15		United States Steel Corp.	629
			1,758
		Leisure Time: 0.0%
10		Brunswick Corp.	440
40		Carnival Corp.	1,973
25		Harley-Davidson, Inc.	1,232
10		Sabre Holdings Corp.	192
			3,837
		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	696
23		Hilton Hotels Corp.	533
19		Marriott Intl., Inc.	1,201
20		Starwood Hotels & Resorts Worldwide, Inc.	1,166
			3,596
		Machinery-Diversified: 0.0%
20		Deere & Co.	1,308
10		Rockwell Automation, Inc.	520
			1,828
		Media: 0.1%
154	@	Comcast Corp.	4,736
2		Gannett Co., Inc.	145
52		McGraw-Hill Cos., Inc.	2,507
6		Meredith Corp.	295
14		New York Times Co.	447
200		News Corp. - Class A	3,242
328		Time Warner, Inc.	5,879
6		Tribune Co.	225
59		Viacom, Inc.	2,005
143		Walt Disney Co.	3,602
			23,083

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
		Mining: 0.0%
20		Freeport-McMoRan Copper & Gold, Inc.	$843
10		Phelps Dodge Corp.	1,076
			1,919
		Miscellaneous Manufacturing: 0.2%
54		3M Co.	3,842
10		Cooper Industries Ltd.	664
22		Danaher Corp.	1,178
14		Dover Corp.	570
3		Eastman Kodak Co.	73
14		Eaton Corp.	895
816		General Electric Co.	27,427
66		Honeywell Intl., Inc.	2,526
18		Illinois Tool Works, Inc.	1,517
13	@@	Ingersoll-Rand Co., Ltd.	1,035
10		ITT Industries, Inc.	1,091
10		Pall Corp.	286
15		Textron, Inc.	1,070
			42,174
		Office/Business Equipment: 0.0%
20		Pitney Bowes, Inc.	865
80	@	Xerox Corp.	1,073
			1,938
		Oil and Gas: 0.3%
5		Amerada Hess Corp.	636
14		Anadarko Petroleum Corp.	1,272
9		Apache Corp.	645
44		Burlington Resources, Inc.	3,247
257		ChevronTexaco Corp.	15,780
120		ConocoPhillips	7,913
58		Devon Energy Corp.	3,525
18		EOG Resources, Inc.	1,149
725		Exxon Mobil Corp.	43,427
8		Kerr-McGee Corp.	704
31		Marathon Oil Corp.	1,994
8		Murphy Oil Corp.	437
7	@, @@	Nabors Industries Ltd.	469
34		Occidental Petroleum Corp.	2,823
10	@	Rowan Cos., Inc.	372
20		Sunoco, Inc.	1,454
20	@	Transocean, Inc.	1,181
30		Valero Energy Corp.	3,195
			90,223
		Oil and Gas Services: 0.0%
4		BJ Services Co.	252
30		Halliburton Co.	1,859
7	@	Weatherford Intl., Ltd.	474
			2,585
		Packaging and Containers: 0.0%
14		Ball Corp.	525
1		Bemis Co.	26
10	@	Pactiv Corp.	194
6	@	Sealed Air Corp.	305
			1,050

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
		Pharmaceuticals: 0.2%
54		Abbott Laboratories	$2,437
10		Allergan, Inc.	921
15		AmerisourceBergen Corp.	1,120
14		Bristol-Myers Squibb Co.	343
60		Cardinal Health, Inc.	3,577
34	@	Caremark Rx, Inc.	1,589
8		Eli Lilly & Co.	440
17	@	Express Scripts, Inc.	984
20	@	Forest Laboratories, Inc.	888
30	@	Gilead Sciences, Inc.	1,290
18	@	Hospira, Inc.	717
28	@	King Pharmaceuticals, Inc.	412
20	@	Medco Health Solutions, Inc.	985
150		Merck & Co., Inc.	4,235
521		Pfizer, Inc.	13,269
110		Schering-Plough Corp.	2,355
10	@	Watson Pharmaceuticals, Inc.	345
96		Wyeth	4,395
			40,302
		Pipelines: 0.0%
2		Kinder Morgan, Inc.	191
40		Williams Cos., Inc.	898
			1,089
		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	399
3		Equity Residential	113
10		ProLogis	435
7		Public Storage, Inc.	473
15		Simon Property Group, Inc.	1,141
8		Vornado Realty Trust	688
			3,249
		Retail: 0.2%
2	@	Autozone, Inc.	189
25	@	Bed Bath & Beyond, Inc.	1,014
62		Best Buy Co., Inc.	2,955
20		Circuit City Stores, Inc.	338
37		Costco Wholesale Corp.	1,607
20		Darden Restaurants, Inc.	628
10		Dillard’s, Inc.	225
10		Family Dollar Stores, Inc.	199
26		Federated Department Stores, Inc.	1,809
60		Gap, Inc.	1,141
302		Home Depot, Inc.	12,176
30		J.C. Penney Co., Inc. Holding Co.	1,459
11	@	Kohl’s Corp.	577
30		Limited Brands, Inc.	659
54		Lowe’s Cos., Inc.	3,473
0		May Department Stores Co.	0
89		McDonald’s Corp.	2,888
30		Nordstrom, Inc.	1,007
22	@	Office Depot, Inc.	660
10	@	Sears Holdings Corp.	1,359
85		Staples, Inc.	1,867
30	@	Starbucks Corp.	1,471
60		Target Corp.	3,225
35		TJX Cos., Inc.	732
233		Wal-Mart Stores, Inc.	10,476
143		Walgreen Co.	6,625
10		Wendy’s Intl., Inc.	471
20		Yum! Brands, Inc.	948
			60,178

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
		Savings and Loans: 0.0%
19		Golden West Financial Corp.	$1,159
104		Washington Mutual, Inc.	4,324
			5,483
		Semiconductors: 0.1%
30	@	Altera Corp.	656
30		Analog Devices, Inc.	1,094
114		Applied Materials, Inc.	2,087
20	@	Broadcom Corp.	870
25	@	Freescale Semiconductor, Inc.	602
733		Intel Corp.	18,853
10		KLA-Tencor Corp.	508
11		Linear Technology Corp.	417
25	@	LSI Logic Corp.	241
20		Maxim Integrated Products, Inc.	853
40		National Semiconductor Corp.	997
10	@	Novellus Systems, Inc.	268
10	@	Nvidia Corp.	307
10	@	QLogic Corp.	346
121		Texas Instruments, Inc.	3,954
			32,053
		Software: 0.2%
68	@	Adobe Systems, Inc.	1,839
30	@	Autodesk, Inc.	1,296
40		Automatic Data Processing, Inc.	1,710
30	@	BMC Software, Inc.	600
10	@	Citrix Systems, Inc.	238
36		Computer Associates Intl., Inc.	971
42	@	Compuware Corp.	381
14	@	Electronic Arts, Inc.	802
57		First Data Corp.	2,368
15	@	Fiserv, Inc.	673
20		IMS Health, Inc.	544
21	@	Intuit, Inc.	963
10	@	Mercury Interactive Corp.	367
702		Microsoft Corp.	19,234
30	@	Novell, Inc.	197
526	@	Oracle Corp.	6,822
20	@	Parametric Technology Corp.	121
49		Siebel Systems, Inc.	404
			39,530
		Telecommunications: 0.2%
7	@	ADC Telecommunications, Inc.	147
16		Alltel Corp.	992
34		AT&T Corp.	669
50	@	Avaya, Inc.	510
15		Bellsouth Corp.	394
10		CenturyTel, Inc.	359
447	@	Cisco Systems, Inc.	7,875
20		Citizens Communications Co.	273
20	@	Comverse Technology, Inc.	516
46	@	Corning, Inc.	918
345		Motorola, Inc.	7,549
112		QUALCOMM, Inc.	4,448
69	@	Qwest Communications Intl., Inc.	269
300		SBC Communications, Inc.	7,224
20		Scientific-Atlanta, Inc.	765
264		Sprint Corp.	6,846
40	@	Tellabs, Inc.	356
234		Verizon Communications, Inc.	7,653
			47,763

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 3.2% (continued)
	Textiles: 0.0%
10	Cintas Corp.		$413
			413
	Toys/Games/Hobbies: 0.0%
20	Hasbro, Inc.		414
30	Mattel, Inc.		541
			955
	Transportation: 0.1%
30	Burlington Northern Santa Fe Corp.		1,591
30	CSX Corp.		1,318
21	FedEx Corp.		1,710
48	Norfolk Southern Corp.		1,709
10	Union Pacific Corp.		683
85	United Parcel Service, Inc.		6,025
			13,036
	Total Common Stock
	(Cost $641,308)		846,341

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.8%
	Federal National Mortgage Association: 18.8%
$5,000,000	3.420% due 11/15/05		$4,964,185
	Total U.S. Government Agency Obligations
	(Cost $4,953,772)		4,964,185
U.S. TREASURY OBLIGATIONS: 50.2%
	U.S. Treasury STRIP: 50.2%
13,372,000	3.480%, due 11/15/05		13,277,018
	Total U.S. Treasury Obligations
	(Cost $13,291,030)		13,277,018
OTHER BONDS: 27.1%
	Sovereign: 27.1%
7,234,000	Israel Trust, 3.460% due 11/15/05		7,182,892
	Total Other Bonds
	(Cost $7,173,578)		7,182,892

	Total Long-Term Investments
	(Cost $26,059,688)		26,270,436
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
257,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $257,026 to be received upon repurchase (Collateralized by $264,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $262,509, due 11/09/07)		257,000
	Total Short-Term Investments
	(Cost $257,000)		257,000
	Total Investments In Securities
	(Cost $26,316,688)*	100.3%	$26,527,436
	Other Assets and Liabilities—Net	(0.3)	(85,878)
	Net Assets	100.0%	$26,441,558

PORTFOLIO OF INVESTMENTS
ING Index Plus Protection Fund	as of August 31, 2005 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $26,408,189.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$139,300
	Gross Unrealized Depreciation	(20,053)
	Net Unrealized Appreciation	$119,247

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.2%
		Advertising: 0.2%
6,071		ADVO, Inc.	$198,765
			198,765
		Aerospace/Defense: 2.7%
6,400	@	AAR Corp.	112,640
6,690	@, L	Armor Holdings, Inc.	283,723
4,040		Curtiss-Wright Corp.	260,822
9,535		DRS Technologies, Inc.	490,576
3,520		EDO Corp.	98,877
14,279		Engineered Support Systems, Inc.	486,914
4,580	@	Esterline Technologies Corp.	199,917
4,000	@, L	GenCorp, Inc.	75,400
4,940		Kaman Corp.	118,511
14,179	@	Moog, Inc.	446,780
17,710	@	Teledyne Technologies, Inc.	684,137
3,280	@	Triumph Group, Inc.	128,806
			3,387,103
		Agriculture: 0.3%
17,732		Alliance One International, Inc.	70,928
11,697		Delta & Pine Land Co.	299,794
			370,722
		Airlines: 0.5%
3,300	@	Frontier Airlines, Inc.	35,805
11,514	@, L	Mesa Air Group, Inc.	90,961
19,650	L	Skywest, Inc.	465,901
			592,667
		Apparel: 1.6%
1,920	@	Ashworth, Inc.	15,840
2,430	@	Gymboree Corp.	37,349
1,250		Haggar Corp.	28,925
15,740	L	K-Swiss, Inc.	482,273
5,430	L	Kellwood Co.	132,926
2,850		Oxford Industries, Inc.	132,953
7,620		Phillips-Van Heusen Corp.	255,194
23,580	@	Quiksilver, Inc.	359,595
6,610		Russell Corp.	120,236
9,232		Stride Rite Corp.	119,093
19,066		Wolverine World Wide, Inc.	401,721
			2,086,105
		Auto Manufacturers: 1.0%
30,580		Oshkosh Truck Corp.	1,226,564
2,883		Wabash National Corp.	60,024
			1,286,588
		Auto Parts and Equipment: 0.1%
4,540	L	Superior Industries Intl., Inc.	101,015
			101,015

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
		Banks: 5.6%
5,500		Amegy Bancorp, Inc.	$123,585
5,600	L	Boston Private Financial Holdings, Inc.	148,792
10,379		Central Pacific Financial Corp.	358,905
8,748		Chittenden Corp.	235,846
10,192		Community Bank System, Inc.	240,837
10,090		East-West Bancorp, Inc.	342,455
39,010	@@	First Bancorp Puerto Rico	720,124
8,690		First Midwest Bancorp, Inc.	329,699
6,172		First Republic Bank	222,192
36,500		Fremont General Corp.	832,929
4,866		Gold Banc Corp., Inc.	73,769
8,990		Hudson United BanCorp	379,827
2,676		Irwin Financial Corp.	56,196
3,859		Nara Bancorp, Inc.	53,756
4,010	L	PrivateBancorp, Inc.	137,744
6,038		Provident Bankshares Corp.	206,198
13,620		Republic Bancorp, Inc.	199,942
6,077	L	South Financial Group, Inc.	176,962
10,028		Sterling Bancshares, Inc.	150,320
9,080	L	Susquehanna Bancshares, Inc.	228,816
15,146		Trustco Bank Corp.	201,442
18,165	L	UCBH Holdings, Inc.	346,407
8,980		Umpqua Holdings Corp.	218,663
7,986		United Bankshares, Inc.	282,704
21,300		Whitney Holding Corp.	658,595
4,290		Wintrust Financial Corp.	221,107
			7,147,812
		Beverages: 0.0%
1,413	@, L	Peet’s Coffee & Tea, Inc.	44,185
			44,185
		Biotechnology: 0.4%
6,310	@	Arqule, Inc.	48,208
4,550		Cambrex Corp.	86,541
5,750	@	Enzo Biochem, Inc.	91,080
1,970	@, L	Integra LifeSciences Holdings Corp.	68,123
12,818	@	Regeneron Pharmaceuticals, Inc.	95,750
26,414	@	Savient Pharmaceuticals, Inc.	106,713
			496,415
		Building Materials: 1.5%
4,910		Apogee Enterprises, Inc.	78,855
3,600		ElkCorp	128,160
11,447		Florida Rock Industries, Inc.	647,900
11,972	L	Lennox Intl., Inc.	291,997
6,363	@	NCI Building Systems, Inc.	239,885
4,500		Texas Industries, Inc.	269,145
5,899		Universal Forest Products, Inc.	321,083
			1,977,025
		Chemicals: 0.8%
4,575		Arch Chemicals, Inc.	113,277
9,963		HB Fuller Co.	326,886
6,225		Macdermid, Inc.	184,260
5,822	@	OM Group, Inc.	113,413
8,327	@	Omnova Solutions, Inc.	39,137
1,800		Penford Corp.	26,100
18,760	@	PolyOne Corp.	127,380
1,160		Quaker Chemical Corp.	20,578
9,443		Wellman, Inc.	65,629
			1,016,660

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
		Coal: 0.6%
14,380	L	Massey Energy Co.	$730,504
			730,504
		Commercial Services: 4.1%
8,880		Aaron Rents, Inc.	196,692
8,760		ABM Industries, Inc.	173,711
12,169		Administaff, Inc.	437,719
6,300		Arbitron, Inc.	264,600
2,810		Bowne & Co., Inc.	39,902
5,720	L	Central Parking Corp.	90,891
5,291		Chemed Corp.	214,074
3,980	@, L	Coinstar, Inc.	76,376
4,350	@	Consolidated Graphics, Inc.	167,954
1,470		CPI Corp.	25,431
2,150	@, L	Cross Country Healthcare, Inc.	41,710
4,517	L	Healthcare Services Group	83,339
4,756	@, L	Heidrick & Struggles Intl., Inc.	157,043
9,660		Hooper Holmes, Inc.	40,765
2,200	@, L	iPayment, Inc.	85,470
20,030	@	Labor Ready, Inc.	455,081
4,370		Maximus, Inc.	164,574
2,980	@	Midas, Inc.	62,878
6,232	@, L	NCO Group, Inc.	130,747
4,600	@	Parexel Intl. Corp.	89,148
21,778	@	Pharmaceutical Product Development, Inc.	1,225,448
6,939	L	Pre-Paid Legal Services, Inc.	280,960
3,430	@, L	SFBC Intl., Inc.	139,498
2,700	@	SourceCorp., Inc.	55,323
9,000	@	Spherion Corp.	66,330
2,500		Startek, Inc.	33,525
5,320	@, L	Vertrue, Inc.	183,700
3,990	W	Viad Corp.	115,989
2,620	@	Volt Information Sciences, Inc.	59,474
2,600		Watson Wyatt & Co. Holdings	70,902
			5,229,254
		Computers: 3.2%
14,800		Agilysys, Inc.	265,660
6,750	@	Brooktrout, Inc.	86,400
14,510	@	CACI Intl., Inc.	908,906
8,520	@	Carreker Corp.	54,272
2,170	@	Catapult Communications Corp.	34,546
10,130	@, L	Ciber, Inc.	79,419
7,874		Factset Research Systems, Inc.	275,590
4,970	@, L	Hutchinson Technology, Inc.	131,208
6,862	@	Kronos, Inc.	297,330
6,060	@, L	Manhattan Associates, Inc.	128,108
4,590	@	Mercury Computer Systems, Inc.	119,937
18,940	@	Micros Systems, Inc.	844,535
10,140		MTS Systems Corp.	417,971
3,399	@	Nyfix, Inc.	22,060
8,380	@	Radiant Systems, Inc.	98,968
4,950	@, L	Radisys Corp.	92,417
7,041		Talx Corp.	251,082
			4,108,409
		Distribution/Wholesale: 1.6%
6,991	L	Building Material Holding Corp.	653,518
6,209		Hughes Supply, Inc.	196,515
7,890		Owens & Minor, Inc.	226,127
10,531		SCP Pool Corp.	385,435
6,810	@	United Stationers, Inc.	319,389
4,910		Watsco, Inc.	239,412
			2,020,396

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
		Diversified Financial Services: 0.6%
3,280	L	Financial Federal Corp.	$128,084
14,470	@	Investment Technology Group, Inc.	397,202
4,194		SWS Group, Inc.	68,320
5,758	@	World Acceptance Corp.	147,347
			740,953
		Electric: 0.9%
10,830		Avista Corp.	210,535
2,530		Central Vermont Public Service Corp.	48,323
3,380	L	CH Energy Group, Inc.	162,578
11,170	L	Cleco Corp.	256,909
4,187	@	El Paso Electric Co.	87,760
1,310		Green Mountain Power Corp.	39,759
2,900		UIL Holdings Corp.	153,584
7,220		Unisource Energy Corp.	240,354
			1,199,802
		Electrical Components and Equipment: 0.3%
5,400	@	Advanced Energy Industries, Inc.	64,368
2,285		C&D Technologies, Inc.	23,330
4,200	@, L	Greatbatch, Inc.	105,000
5,145	@	Intermagnetics General Corp.	150,286
4,994		Vicor Corp.	79,654
			422,638
		Electronics: 3.9%
2,597		Analogic Corp.	129,460
2,750		BEI Technologies, Inc.	95,948
2,206		Bel Fuse, Inc.	70,967
3,415	@, L	Benchmark Electronics, Inc.	99,411
14,876		Brady Corp.	464,280
2,734	@	Checkpoint Systems, Inc.	59,738
16,326	@	Coherent, Inc.	519,003
3,010		CTS Corp.	37,444
4,244	L	Cubic Corp.	78,302
12,300	@, L	Cymer, Inc.	412,050
4,786		Daktronics, Inc.	104,670
4,015	@, L	Dionex Corp.	211,591
5,640	@, L	Electro Scientific Industries, Inc.	125,095
6,340	@, L	FEI Co.	132,696
14,560	@, L	Flir Systems, Inc.	470,142
12,020	@, L	Itron, Inc.	556,164
3,020		Keithley Instruments, Inc.	43,639
7,750		Methode Electronics, Inc.	95,480
3,890		Park Electrochemical Corp.	93,944
8,044	@	Paxar Corp.	151,308
1,300	@	Rogers Corp.	50,791
2,420	@	SBS Technologies, Inc.	23,377
4,240	@, L	Sonic Solutions, Inc.	83,782
5,586		Technitrol, Inc.	81,947
10,225	@	Trimble Navigation Ltd.	373,417
6,280		Watts Industries, Inc.	212,641
2,110	L	Woodward Governor Co.	172,071
			4,949,358
		Energy-Alternate Sources: 0.3%
8,842	@, L	Headwaters, Inc.	340,417
			340,417
		Engineering and Construction: 0.7%
4,736	@, L	Emcor Group, Inc.	261,143
15,634	@	Shaw Group, Inc.	329,878
8,706	@	URS Corp.	328,042
			919,063

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
		Entertainment: 0.7%
14,746	@	Argosy Gaming Co.	$688,048
3,150	@	Pinnacle Entertainment, Inc.	62,811
6,915	@, L	Shuffle Master, Inc.	169,072
			919,931
		Environmental Control: 0.5%
4,814	@	Aleris Intl., Inc.	114,044
10,489	@	Tetra Tech, Inc.	165,412
9,855	@, L	Waste Connections, Inc.	348,275
			627,731
		Food: 2.1%
4,000	L	American Italian Pasta Co.	44,120
15,420		Corn Products Intl., Inc.	347,258
19,641		Flowers Foods, Inc.	534,825
6,300	@, L	Great Atlantic & Pacific Tea Co.	159,894
7,470	@	Hain Celestial Group, Inc.	140,959
2,746		J&J Snack Foods Corp.	164,650
6,307		Lance, Inc.	107,219
6,878		Nash Finch Co.	288,876
7,440	@, L	Performance Food Group Co.	230,417
6,645	@	Ralcorp Holdings, Inc.	294,706
3,710		Sanderson Farms, Inc.	137,010
6,062	@	TreeHouse Foods, Inc.	182,466
			2,632,400
		Forest Products and Paper: 0.5%
6,260	@	Buckeye Technologies, Inc.	54,838
5,981	@, L	Caraustar Industries, Inc.	69,439
2,120		Deltic Timber Corp.	88,192
1,180		Neenah Paper, Inc.	35,754
4,240		Pope & Talbot, Inc.	47,488
7,040		Rock-Tenn Co.	107,290
5,185		Schweitzer-Mauduit Intl., Inc.	119,359
10,103		Wausau-Mosinee Paper Corp.	120,225
			642,585
		Gas: 3.4%
28,069		Atmos Energy Corp.	830,562
1,916		Cascade Natural Gas Corp.	40,064
16,380		Energen Corp.	627,682
4,610		Laclede Group, Inc.	148,995
5,700		New Jersey Resources Corp.	267,786
6,140		Northwest Natural Gas Co.	225,829
17,110	L	Piedmont Natural Gas Co.	420,222
22,871	@, L	Southern Union Co.	563,086
8,030		Southwest Gas Corp.	220,183
35,228		UGI Corp.	974,053
			4,318,462
		Hand/Machine Tools: 0.2%
2,400		Baldor Electric Co.	59,208
5,895		Regal-Beloit Corp.	196,716
			255,924
		Healthcare-Products: 5.4%
6,391	@, L	Advanced Neuromodulation Systems, Inc.	329,073
12,800	@	American Medical Systems Holdings, Inc.	262,400

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
1,900	@	Arthrocare Corp.	$69,103
3,180	@	Biosite, Inc.	190,132
5,960	@, L	Conmed Corp.	174,390
8,840	L	Cooper Cos., Inc.	606,159
4,550	@, L	Cyberonics, Inc.	174,174
5,265		Diagnostic Products Corp.	284,310
3,887	@	DJ Orthopedics, Inc.	107,864
9,360	@	Haemonetics Corp.	415,958
11,436	@	Hologic, Inc.	551,558
2,030	@, L	ICU Medical, Inc.	61,651
6,300	@	Idexx Laboratories, Inc.	403,452
9,067	@	Immucor, Inc.	214,616
2,690		Invacare Corp.	111,904
6,190		LCA-Vision, Inc.	254,100
7,690		Mentor Corp.	404,494
4,470	@	Merit Medical Systems, Inc.	78,091
3,280	@, L	Possis Medical, Inc.	42,738
7,040	@, L	Resmed, Inc.	509,274
22,540	@	Respironics, Inc.	882,666
3,280	@, L	Surmodics, Inc.	121,819
8,180	@	Sybron Dental Specialties, Inc.	317,139
5,300	@, L	Viasys Healthcare, Inc.	142,729
4,851		Vital Signs, Inc.	218,149
			6,927,943
		Healthcare-Services: 3.2%
3,020	@, L	Amedisys, Inc.	118,142
6,750	@, L	American Healthways, Inc.	294,975
17,830	@	Amerigroup Corp.	609,073
5,570	@, L	Amsurg Corp.	155,069
21,490	@	Centene Corp.	655,015
4,340	@	Gentiva Health Services, Inc.	82,200
3,280	@, L	LabOne, Inc.	141,794
11,427	@, L	Odyssey Healthcare, Inc.	190,831
4,550	@	Pediatrix Medical Group, Inc.	337,292
3,390	@	Rehabcare Group, Inc.	76,173
13,731	@, L	Sierra Health Services, Inc.	924,096
3,690	@, L	Sunrise Senior Living, Inc.	219,149
8,825	@, L	United Surgical Partners Intl., Inc.	338,086
			4,141,895
		Home Builders: 3.1%
14,781	@, L	Champion Enterprises, Inc.	197,031
2,158		M/I Homes, Inc.	121,603
7,750		Mdc Holdings, Inc.	591,945
8,010	@, L	Meritage Homes Corp.	627,103
1,830	@, L	NVR, Inc.	1,619,550
1,380		Skyline Corp.	54,331
13,940		Standard-Pacific Corp.	612,384
6,200		Winnebago Industries, Inc.	188,914
			4,012,861
		Home Furnishings: 0.3%
6,870	L	Ethan Allen Interiors, Inc.	221,351
8,869	L	Fedders Corp.	20,133
9,419		La-Z-Boy, Inc.	135,539
			377,023
		Household Products/Wares: 0.7%
11,275	@, L	Fossil, Inc.	247,937
4,940		Harland John H. Co.	207,233
9,540	@	Spectrum Brands, Inc.	268,552
3,810		Standard Register Co.	59,779
4,160		WD-40 Co.	119,974
			903,475

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
		Housewares: 0.7%
1,940		Libbey, Inc.	$34,163
22,000	L	Toro Co.	854,260
			888,423
		Insurance: 4.0%
5,978		Delphi Financial Group, Inc.	281,564
7,260		Hilb Rogal & Hamilton Co.	255,697
4,716		Infinity Property & Casualty Corp.	153,364
9,570		Landamerica Financial Group, Inc.	565,778
10,722	@, L	Philadelphia Consolidated Holding Co.	832,991
5,565		Presidential Life Corp.	97,888
5,871	@	Proassurance Corp.	258,618
7,227		RLI Corp.	333,165
14,828		Selective Insurance Group, Inc.	701,958
5,723		Stewart Information Services Corp.	275,105
20,900		UICI	644,974
11,550		Zenith National Insurance Corp.	729,383
			5,130,485
		Internet: 1.1%
6,760	@, L	Digital Insight Corp.	182,790
22,511	@, L	Internet Security Systems, Inc.	511,451
4,390	@, L	j2 Global Communications, Inc.	164,757
8,550	@, L	Napster, Inc.	34,713
7,720	@	Verity, Inc.	77,354
7,790	@	Webex Communications, Inc.	200,826
4,780	@, L	Websense, Inc.	238,474
			1,410,365
		Iron/Steel: 0.9%
4,942		Carpenter Technology Corp.	275,269
4,400	@	Chaparral Steel Co.	98,208
4,329	L	Cleveland-Cliffs, Inc.	307,705
1,820	@	Material Sciences Corp.	27,682
6,600		Reliance Steel & Aluminum Co.	316,801
4,419	L	Ryerson Tull, Inc.	90,766
			1,116,431
		Leisure Time: 0.9%
5,153		Arctic Cat, Inc.	111,150
3,700	@	K2, Inc.	46,065
14,200	@, L	Multimedia Games, Inc.	143,278
6,350	L	Nautilus Group, Inc.	163,386
1,620	@, L	Pegasus Solutions, Inc.	15,876
13,630		Polaris Industries, Inc.	718,028
			1,197,783
		Lodging: 0.3%
6,950	@, L	Aztar Corp.	232,130
6,108		Marcus Corp.	117,762
			349,892
		Machinery-Construction and Mining: 0.7%
2,616	@	Astec Industries, Inc.	81,227
26,659		JLG Industries, Inc.	874,148
			955,375

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
		Machinery-Diversified: 2.3%
11,324		Albany Intl. Corp.	$407,890
14,327		Applied Industrial Technologies, Inc.	514,483
10,400	L	Briggs & Stratton Corp.	383,760
8,560		Cognex Corp.	254,660
5,080	@	Gardner Denver, Inc.	212,446
6,967	@	Gerber Scientific, Inc.	48,072
16,911	L	IDEX Corp.	735,628
6,050		Manitowoc Co.	281,930
5,629		Stewart & Stevenson Services, Inc.	137,179
			2,976,048
		Media: 0.1%
2,680	@, L	4Kids Entertainment, Inc.	46,150
2,550		Thomas Nelson, Inc.	52,377
			98,527
		Metal Fabricate/Hardware: 1.6%
2,730	@	AM Castle & Co.	41,496
11,970		Commercial Metals Co.	358,262
5,680		Kaydon Corp.	164,209
2,307		Lawson Products, Inc.	89,742
7,810	@, L	Maverick Tube Corp.	248,749
7,450		Mueller Industries, Inc.	195,265
12,935		Quanex Corp.	795,631
4,468		Valmont Industries, Inc.	128,455
			2,021,809
		Mining: 0.3%
4,231		AMCOL Intl. Corp.	80,389
5,580	@	Century Aluminum Co.	135,036
5,001	@	RTI International Metals, Inc.	173,435
			388,860
		Miscellaneous Manufacturing: 2.4%
8,590		Acuity Brands, Inc.	253,663
4,870	L	AO Smith Corp.	137,042
17,866		AptarGroup, Inc.	888,476
4,100		Barnes Group, Inc.	141,450
4,545	@, L	Ceradyne, Inc.	143,531
10,180		Clarcor, Inc.	288,094
4,100	@	EnPro Industries, Inc.	141,040
8,165	@, L	Griffon Corp.	209,351
1,530	@	Lydall, Inc.	13,418
1,100	@, L, X	MascoTech, Inc.	—
6,692		Myers Industries, Inc.	82,312
17,120		Roper Industries, Inc.	659,462
2,187		Standex Intl. Corp.	58,262
5,396		Tredegar Corp.	67,018
			3,083,119
		Office Furnishings: 0.1%
8,830	@	Interface, Inc.	89,625
			89,625
		Office/Business Equipment: 0.2%
4,424	@, L	Global Imaging Systems, Inc.	146,213
2,620	@	Imagistics Intl., Inc.	87,639
			233,852
		Oil and Gas: 6.1%
1,030	@	Atwood Oceanics, Inc.	77,487
9,265		Cabot Oil & Gas Corp.	400,155
31,378	@, L	Cimarex Energy Co.	1,341,096

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
26,960		Frontier Oil Corp.	$988,084
1,874	L	Penn Virginia Corp.	105,094
8,170	@	Petroleum Development Corp.	310,460
9,044	@, L	Remington Oil & Gas Corp.	348,465
13,940	@	Southwestern Energy Co.	807,126
5,870	@	Spinnaker Exploration Co.	263,974
10,220	L	St. Mary Land & Exploration Co.	352,283
13,017	@, L	Stone Energy Corp.	681,961
13,714	@, L	Swift Energy Co.	629,884
8,150	@	Unit Corp.	424,289
27,014		Vintage Petroleum, Inc.	1,038,148
			7,768,506
		Oil and Gas Services: 1.9%
7,566	@, L	Cal Dive Intl., Inc.	472,572
1,794	@	Dril-Quip, Inc.	75,384
4,200	@	Hydril Co.	287,700
10,569	@	Lone Star Technologies, Inc.	584,467
4,920	@	Oceaneering Intl., Inc.	244,622
4,450	@	Seacor Smit, Inc.	318,175
2,700	@	Tetra Technologies, Inc.	76,950
5,990	@	Veritas DGC, Inc.	192,638
5,000	@	W-H Energy Services, Inc.	162,250
			2,414,758
		Packaging and Containers: 0.0%
3,110		Chesapeake Corp.	60,645
			60,645
		Pharmaceuticals: 0.8%
9,358	L	Alpharma, Inc.	249,110
2,730	@, L	Bradley Pharmaceuticals, Inc.	29,047
2,850	@, L	Connetics Corp.	54,321
11,101	L	Medicis Pharmaceutical Corp.	377,545
2,818		Natures Sunshine Prods, Inc.	60,869
5,000	@	NBTY, Inc.	109,450
7,570	@	Theragenics Corp.	23,467
3,500	@, L	USANA Health Sciences, Inc.	182,000
			1,085,809
		Real Estate Investment Trusts: 2.6%
6,052		Acadia Realty Trust	107,120
8,370		Capital Automotive	300,232
7,800	L	Colonial Properties Trust	343,980
9,590	L	Commercial Net Lease Realty	191,512
3,859		EastGroup Properties, Inc.	166,477
4,590		Entertainment Properties Trust	209,120
4,640	L	Essex Property Trust, Inc.	408,089
5,902		Gables Residential Trust	257,091
4,095	L	Glenborough Realty Trust, Inc.	82,105
2,290	L	Kilroy Realty Corp.	120,706
10,232		Lexington Corporate Properties Trust	235,336
17,200	L	New Century Financial Corp.	739,429
1,486		Parkway Properties, Inc.	71,833
3,121	L	Sovran Self Storage, Inc.	144,814
			3,377,844
		Retail: 9.9%
3,040		Brown Shoe Co., Inc.	108,832
6,350	@	Burlington Coat Factory Warehouse Corp.	243,586
11,105		Casey’s General Stores, Inc.	224,876
4,830		Cash America Intl., Inc.	101,285
8,253		Cato Corp.	160,108
17,742	@	CEC Entertainment, Inc.	608,373

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
10,921	@, L	Childrens Place Retail Stores, Inc.	$446,778
7,040	L	Christopher & Banks Corp.	113,133
5,940	@	Dress Barn, Inc.	142,560
9,050	@, L	Electronics Boutique Holdings Corp.	580,105
9,950		Finish Line	143,479
8,000		Fred’s, Inc.	112,080
10,047	@	GameStop Corp.	302,817
11,732	@, L	Genesco, Inc.	465,878
2,010		Goody’s Family Clothing, Inc.	13,929
4,000	@, L	Group 1 Automotive, Inc.	118,400
5,150	@, L	Guitar Center, Inc.	295,610
4,230		Haverty Furniture Cos., Inc.	52,706
12,428	@	Hibbett Sporting Goods, Inc.	418,078
9,300	@, L	HOT Topic, Inc.	144,150
4,080		Ihop Corp.	163,853
3,700	@	Insight Enterprises, Inc.	69,671
12,090	@	Jack in The Box, Inc.	426,414
5,500	@, L	Jo-Ann Stores, Inc.	118,250
6,847	L	Landry’s Restaurants, Inc.	200,138
8,730	@, L	Linens ‘N Things, Inc.	206,028
3,991		Lone Star Steakhouse & Saloon, Inc.	105,322
17,382		Longs Drug Stores Corp.	736,997
25,021	@	Men’s Wearhouse, Inc.	762,639
14,900	L	Movie Gallery, Inc.	268,051
3,160	@	O’Charleys, Inc.	51,792
10,300	@, L	Panera Bread Co.	574,122
7,300	@, L	Papa John’s Intl., Inc.	349,086
5,250	@, L	PF Chang’s China Bistro, Inc.	268,695
6,195	@	Rare Hospitality Intl., Inc.	165,654
2,800	@, L	Red Robin Gourmet Burgers, Inc.	134,624
7,330	@	Ryan’s Restaurant Group, Inc.	93,897
18,137	@, L	Select Comfort Corp.	350,588
15,787	@, L	Shopko Stores, Inc.	392,623
11,163		Sonic Automotive, Inc.	261,772
11,908	@	Sonic Corp.	364,266
4,920		Stage Stores, Inc.	136,825
4,730	@	Steak N Shake Co.	92,519
6,945		Stein Mart, Inc.	169,875
4,210	@	TBC Corp.	112,197
16,650	@	Too, Inc.	443,889
7,150	@, L	Tractor Supply Co.	367,939
4,500		World Fuel Services Corp.	147,150
9,650	@	Zale Corp.	269,235
			12,600,874
		Savings and Loans: 2.0%
6,385		Anchor Bancorp Wisconsin, Inc.	194,551
10,850		BankAtlantic Bancorp, Inc.	184,993
7,330		Commercial Federal Corp.	248,560
7,250		Dime Community Bancshares, Inc.	110,273
12,436	L	Downey Financial Corp.	788,193
5,650	@, L	Firstfed Financial Corp.	325,157
9,203		Flagstar Bancorp, Inc.	158,752
5,930		MAF Bancorp, Inc.	254,575
6,047	@	Sterling Financial Corp.	233,233
			2,498,287
		Semiconductors: 2.1%
5,500	@	Actel Corp.	75,680
7,460	@	ATMI, Inc.	229,992
20,303	@	Axcelis Technologies, Inc.	119,788
8,550	@, L	Brooks Automation, Inc.	121,410
3,850		Cohu, Inc.	94,017
9,374	@	DSP Group, Inc.	238,756
4,661	@	ESS Technology, Inc.	17,805
9,237	@, L	Exar Corp.	144,190

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
5,110		Helix Technology Corp.	$80,023
14,100	@	Kopin Corp.	91,227
10,280	@, L	Kulicke & Soffa Industries, Inc.	85,941
11,300	@, L	Microsemi Corp.	272,217
4,670	@	Pericom Semiconductor Corp.	41,143
8,060	@, L	Photronics, Inc.	167,406
5,800	@	Power Integrations, Inc.	128,296
3,000	@	Rudolph Technologies, Inc.	44,010
12,800	@	Skyworks Solutions, Inc.	96,512
3,660	@	Standard Microsystems Corp.	95,343
4,520	@	Supertex, Inc.	131,080
6,940	@, L	Varian Semiconductor Equipment Associates, Inc.	314,450
2,200	@, L	Veeco Instruments, Inc.	40,414
			2,629,700
		Software: 4.0%
4,550	@, L	Altiris, Inc.	59,378
16,260	@	Ansys, Inc.	613,814
7,899	@, L	Avid Technology, Inc.	295,028
10,117	@	Captaris, Inc.	37,736
6,660	@, L	Cerner Corp.	524,542
7,300	@	Dendrite Intl., Inc.	132,203
4,400	@	Digi Intl., Inc.	46,684
8,861	@	eFunds Corp.	172,790
2,320	@, L	EPIQ Systems, Inc.	42,595
14,712	@, L	Filenet Corp.	390,898
11,076		Global Payments, Inc.	728,578
8,130	@	Hyperion Solutions Corp.	352,598
4,607		Inter-Tel, Inc.	102,045
5,640	@, L	JDA Software Group, Inc.	79,806
8,653	@, L	Mantech Intl. Corp.	268,330
4,000	@, L	Mapinfo Corp.	45,280
7,760	@	MRO Software, Inc.	130,911
7,290	@, L	NDCHealth Corp.	137,125
8,380	@	Phoenix Technologies Ltd.	62,599
19,530	@	Progress Software Corp.	598,790
8,200	@, L	Serena Software, Inc.	154,816
3,030	@	SPSS, Inc.	66,054
3,219		SS&C Technologies, Inc.	117,461
			5,160,061
		Storage/Warehousing: 0.1%
2,900	@, L	Mobile Mini, Inc.	121,568
			121,568

		Telecommunications: 1.2%
14,690	@	Aeroflex, Inc.	136,470
8,021	@	Anixter Intl., Inc.	306,242
9,813	@	Audiovox Corp.	177,419
5,488		Black Box Corp.	235,819
6,870		Commonwealth Telephone Enterprises, Inc.	276,449
7,000	@	Ditech Communications Corp.	51,520
5,437	@	General Communication, Inc.	58,611
1,380	@, L	Intrado, Inc.	20,700
4,500	@, L	Netgear, Inc.	99,765
5,760	@	Network Equipment Technologies, Inc.	28,570
8,947	@, L	Symmetricom, Inc.	77,660
2,170	@	Tollgrade Communications, Inc.	23,870
			1,493,095
		Textiles: 0.2%
1,580	L	Angelica Corp.	34,902
4,243		G&K Services, Inc.	182,322
			217,224

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.2% (continued)
		Toys/Games/Hobbies: 0.1%
2,630	@	Department 56, Inc.	$34,164
8,810	@, L	JAKKS Pacific, Inc.	146,334
			180,498
		Transportation: 1.7%
4,840	L	Arkansas Best Corp.	162,963
6,160		Forward Air Corp.	217,325
11,884		Heartland Express, Inc.	236,729
7,968	@, L	Kansas City Southern	160,236
5,150	@, L	Kirby Corp.	242,050
5,502	L	Knight Transportation, Inc.	130,342
20,385		Landstar System, Inc.	740,384
4,446	@	Offshore Logistics, Inc.	160,990
3,635	@, L	Old Dominion Freight Line	116,247
			2,167,266
		Water: 0.1%
2,438		American States Water Co.	78,089
			78,089
		Total Common Stock
		(Cost $97,389,415)	126,920,904
WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
138	@	Timco Aviation Services	—
		Total Warrants
		(Cost $-)	—
		Total Long-Term Investments
		(Cost $97,389,415)	126,920,904

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 20.9%
		Repurchase Agreement: 0.5%
$675,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $675,067 to be received upon repurchase (Collateralized by $693,000 Federal National Mortgage Association, 3.350%, Market Value plus accrued interest $689,086, due 11/09/07)	$675,000
		Total Repurchase Agreement
		(Cost $675,000)	675,000
		Securities Lending Collateral(CC): 20.4%
26,051,447		The Bank of New York Institutional Cash Reserves Fund	26,051,447
		Total Securities Lending Collateral (Cost $26,051,447)	26,051,447
		Total Short-Term Investments (Cost $26,726,447)	26,726,447

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 20.9% (continued)
	Total Investments In Securities (Cost $124,115,862)*	120.1%	$153,647,351
	Other Assets and Liabilities—Net	(20.1)	(25,758,520)
	Net Assets	100.0%	$127,888,831

Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $125,400,612
Net unrealized Appreciation consists of:
	Gross Unrealized Appreciation	$29,720,253
	Gross Unrealized Depreciation	(1,473,514)
	Net Unrealized Appreciation	$28,246,739

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.2%
		Aerospace/Defense: 5.0%
30,000		DRS Technologies, Inc.	$1,543,500
52,400		Engineered Support Systems, Inc.	1,786,840
28,350	@	Innovative Solutions & Support, Inc.	477,981
21,000	@	MTC Technologies, Inc.	717,360
49,600	@	Teledyne Technologies, Inc.	1,916,048
			6,441,729
		Airlines: 0.1%
8,000	@	MAIR Holdings, Inc.	71,200
			71,200
		Apparel: 1.3%
68,900	@	Warnaco Group, Inc.	1,722,500
			1,722,500
		Banks: 4.0%
10,800		Bancorpsouth, Inc.	242,892
26,327		Bank Mutual Corp.	288,281
11,700		Chemical Financial Corp.	381,654
55,000		Hudson United BanCorp	2,323,750
20,313		IBERIABANK Corp.	1,025,781
30,000		Texas Regional Bancshares, Inc.	888,300
			5,150,658
		Biotechnology: 0.5%
10,700	@	Enzo Biochem, Inc.	169,488
58,000	@	Incyte Corp.	426,880
			596,368
		Coal: 0.4%
20,000	@	Westmoreland Coal Co.	471,000
			471,000
		Commercial Services: 4.1%
19,200	@	Advisory Board Co.	1,002,816
19,400		Arbitron, Inc.	814,800
2,502	@	DiamondCluster Intl., Inc.	25,220
18,000	@	Exponent, Inc.	540,000
39,000	@	Labor Ready, Inc.	886,080
71,000	@	Resources Connection, Inc.	2,059,000
			5,327,916
		Computers: 6.4%
40,500		Agilysys, Inc.	726,975
7,800	@	Anteon Intl. Corp.	358,410
33,000	@	Brooktrout, Inc.	422,400
57,400	@	Electronics for Imaging	1,136,520
82,750	@	InterVoice, Inc.	775,368
37,000		Jack Henry & Associates, Inc.	724,460
25,900	@	Kronos, Inc.	1,122,247
26,900	@	Micros Systems, Inc.	1,199,471
44,900		MTS Systems Corp.	1,850,778
			8,316,629

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)
		Distribution/Wholesale: 1.9%
40,500		Watsco, Inc.	$1,974,780
14,800	@	Wesco Intl., Inc.	513,560
			2,488,340
		Diversified Financial Services: 0.8%
79,000	@	Knight Capital Group, Inc.	665,180
8,800		National Financial Partners Corp.	386,320
			1,051,500
		Electric: 0.1%
3,000		ITC Holdings Corp.	81,780
			81,780
		Electrical Components and Equipment: 2.0%
48,700		Ametek, Inc.	1,962,123
65,500	@	Artesyn Technologies, Inc.	601,290
			2,563,413
		Electronics: 1.4%
13,500	@	SBS Technologies, Inc.	130,410
47,500	@	Trimble Navigation Ltd.	1,734,700
			1,865,110
		Energy-Alternate Sources: 1.3%
43,500	@	Headwaters, Inc.	1,674,750
			1,674,750
		Engineering and Construction: 0.7%
17,500	@	Washington Group Intl., Inc.	924,700
			924,700
		Entertainment: 0.5%
36,500	@	Macrovision Corp.	675,250
			675,250
		Environmental Control: 0.3%
16,900		Metal Management, Inc.	414,050
			414,050
		Food: 1.8%
70,400		Corn Products Intl., Inc.	1,585,408
18,800		Sanderson Farms, Inc.	694,284
			2,279,692
		Gas: 0.5%
14,300		Peoples Energy Corp.	594,451
			594,451
		Healthcare-Products: 0.9%
56,000	@	Candela Corp.	554,960
25,200	@	Wright Medical Group, Inc.	609,084
			1,164,044

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)
		Healthcare-Services: 6.2%
24,300	@	Amedisys, Inc.	$950,616
61,000	@	Kindred Healthcare, Inc.	1,866,600
32,500	@	Matria Healthcare, Inc.	1,178,125
32,500	@	Sierra Health Services, Inc.	2,187,250
48,000	@	United Surgical Partners Intl., Inc.	1,838,880
			8,021,471
		Household Products/Wares: 1.7%
35,076	@	Central Garden & Pet Co.	1,737,665
22,500	@	Fossil, Inc.	494,775
			2,232,440
		Housewares: 0.8%
25,500		Toro Co.	990,165
			990,165
		Insurance: 1.3%
20,400		Commerce Group, Inc.	1,189,728
18,200		Ohio Casualty Corp.	459,732
			1,649,460
		Internet: 2.1%
20,800	@	Equinix, Inc.	810,576
70,200	@	Sapient Corp.	504,738
53,000	@	ValueClick, Inc.	765,320
13,000	@	Websense, Inc.	648,570
			2,729,204
		Investment Companies: 3.4%
60,800		Apollo Investment Corp.	1,169,184
48,700		Ishares Russell 2000 Index Fund	3,240,011
			4,409,195
		Iron/Steel: 1.1%
9,000		Carpenter Technology Corp.	501,300
6,900		Cleveland-Cliffs, Inc.	490,452
80,000	@@	Gerdau AmeriSteel Corp.	408,000
			1,399,752
		Leisure Time: 0.6%
61,700	@	K2, Inc.	768,165
			768,165
		Lodging: 1.6%
100,000	@	Interstate Hotels & Resorts, Inc.	501,000
189,000	@	La Quinta Corp.	1,597,050
			2,098,050
		Machinery-Construction and Mining: 0.7%
19,900	@	Terex Corp.	970,722
			970,722
		Machinery-Diversified: 2.9%
32,000		Cognex Corp.	952,000
12,500	@	Middleby Corp.	821,500
75,300		Washington Air Break Technologies Corp.	1,957,800
			3,731,300

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)
		Media: 1.2%
59,600	@	4Kids Entertainment, Inc.	$1,026,312
12,000		Liberty Corp.	575,880
			1,602,192
		Mining: 0.4%
30,000	@, @@	Inmet Mining Corp.	465,870
			465,870
		Miscellaneous Manufacturing: 0.8%
35,000	@	Ceradyne, Inc.	1,105,300
			1,105,300
		Oil and Gas: 3.7%
53,200	@	Denbury Resources, Inc.	2,406,236
40,900	@	Southwestern Energy Co.	2,368,110
			4,774,346
		Oil and Gas Services: 4.0%
31,500	@, @@	Core Laboratories NV	1,002,645
12,900	@	FMC Technologies, Inc.	518,709
36,800	@	Global Industries Ltd.	506,736
25,600	@	Hydril Co.	1,753,600
40,000	@	Oil States Intl., Inc.	1,386,400
			5,168,090
		Pharmaceuticals: 3.8%
65,000	@	Alkermes, Inc.	1,220,700
25,500	@	Amylin Pharmaceuticals, Inc.	835,125
30,000	@	Atherogenics, Inc.	532,800
36,500	@	First Horizon Pharmaceutical Corp.	754,455
23,500	@	Idenix Pharmaceuticals, Inc.	499,845
41,600	@	Nabi Biopharmaceuticals	560,352
7,200	@	United Therapeutics Corp.	505,512
			4,908,789
		Real Estate Investment Trusts: 7.0%
65,300		Acadia Realty Trust	1,155,810
12,800		Alexandria Real Estate Equities, Inc.	1,048,960
13,100		Capital Automotive	469,897
28,700		Corporate Office Properties Trust	999,908
25,373		Gramercy Capital Corp.	659,698
70,900		Innkeepers USA Trust	1,113,130
41,250		LaSalle Hotel Properties	1,393,012
20,019		National Health Investors, Inc.	579,950
29,000		Newcastle Investment Corp.	855,210
12,000		SL Green Realty Corp.	793,560
			9,069,135
		Retail: 4.8%
22,000	@	Aeropostale, Inc.	561,880
38,700		Claire’s Stores, Inc.	908,676
35,000	@	Electronics Boutique Holdings Corp.	2,243,500
18,000		Lone Star Steakhouse & Saloon, Inc.	475,020
20,600		Regis Corp.	843,570
27,300		Stage Stores, Inc.	759,213
26,500	@	Syms Corp.	392,995
			6,184,854
		Savings and Loans: 1.3%
115,900		First Niagara Financial Group, Inc.	1,642,303
			1,642,303

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)
		Semiconductors: 2.5%
25,600	@	Actel Corp.	$352,256
33,800	@	ADE Corp.	737,516
42,800	@	Micrel, Inc.	539,280
35,000	@	Varian Semiconductor Equipment Associates, Inc.	1,585,850
			3,214,902
		Software: 6.2%
24,500	@	Ansys, Inc.	924,875
19,200	@	Avid Technology, Inc.	717,120
37,000	@	Filenet Corp.	983,090
156,200	@	Informatica Corp.	1,783,804
42,300	@	Progress Software Corp.	1,296,918
41,700	@	Take-Two Interactive Software, Inc.	992,460
37,500	@	THQ, Inc.	1,260,375
			7,958,642
		Telecommunications: 1.2%
52,200	@	Netgear, Inc.	1,157,274
25,300		Otelco, Inc.	394,680
			1,551,954
		Textiles: 0.9%
27,400		G&K Services, Inc.	1,177,378
			1,177,378
		Transportation: 1.9%
33,800	@	HUB Group, Inc.	1,090,050
37,000		Landstar System, Inc.	1,343,840
			2,433,890
		Trucking and Leasing: 1.1%
36,600		GATX Corp.	1,483,398
			1,483,398
		Total Common Stock
		(Cost $96,090,886)	125,616,047

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 3.1%
	Repurchase Agreement: 3.1%
$3,957,000	Morgan Stanley Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $3,957,394 to be received upon repurchase (Collateralized by $3,025,000 Federal Home Loan Mortgage Corporation, 6.750% Market Value plus accrued interest $4,040,840, due 03/15/31.	$3,957,000
	Total Short-Term Investments
	(Cost $3,957,000)	3,957,000

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Total Investments In Securities
		(Cost $100,047,886)*	100.3%	$129,573,047
		Other Assets and Liabilities—Net	(0.3)	(366,522)
		Net Assets	100.0%	$129,206,525

	@	Non-income producing security
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $100,101,782.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$32,266,918
		Gross Unrealized Depreciation		(2,795,653)
		Net Unrealized Appreciation		$29,471,265

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 71.3%
		Advertising: 0.1%
1,495	L	Catalina Marketing Corp.	$35,790
21	@@	Dentsu, Inc.	55,301
			91,091
		Aerospace/Defense: 2.1%
9,750		Boeing Co.	653,445
910		DRS Technologies, Inc.	46,820
1,242	L	Engineered Support Systems, Inc.	42,352
3,500		General Dynamics Corp.	401,065
6,600		Lockheed Martin Corp.	410,784
1,240	@	Moog, Inc.	39,072
6,600		Northrop Grumman Corp.	370,194
1,200	@	Teledyne Technologies, Inc.	46,356
5,100		United Technologies Corp.	255,000
			2,265,088
		Agriculture: 1.5%
10,050		Altria Group, Inc.	710,535
8	@@	Japan Tobacco, Inc.	115,595
5,400		Monsanto Co.	344,736
2,700		Reynolds American, Inc.	226,638
5,900	@@	Swedish Match AB	74,783
3,900		UST, Inc.	165,984
			1,638,271
		Airlines: 0.1%
787	@, L	Alaska Air Group, Inc.	26,538
1,910	L	Skywest, Inc.	45,286
			71,824
		Apparel: 0.8%
8,700	@	Coach, Inc.	288,753
305		Haggar Corp.	7,058
1,060		K-Swiss, Inc.	32,478
4,400		Nike, Inc.	347,204
1,096	@, L	Quiksilver, Inc.	16,714
2,200		VF Corp.	130,482
1,596		Wolverine World Wide, Inc.	33,628
			856,317
		Auto Manufacturers: 0.6%
2,285	@@	DaimlerChrysler AG	117,796
35,900		Ford Motor Co.	357,923
8,600	@@	Nissan Motor Co., Ltd.	90,154
1,580		Oshkosh Truck Corp.	63,374
2,000	@@	Volvo AB	85,484
			714,731
		Auto Parts and Equipment: 0.3%
1,100		BorgWarner, Inc.	64,306
16,000	@@	Bosch Automotive Systems Corp.	85,415
4,400	@, L	Goodyear Tire & Rubber Co.	73,920
1,050		Modine Manufacturing Co.	36,918
2,600	@@	NOK Corp.	70,040
			330,599

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Banks: 5.1%
2,032	@@	Alpha Bank AE	$56,528
18,003	@@	Banca Intesa S.p.A.	86,738
500	@@, L	Banco Itau Holding Financeira SA ADR	52,390
32,600		Bank of America Corp.	1,402,777
5,100	@@	Bank of Ireland	80,366
1,900	@@	BNP Paribas	138,306
2,799		Colonial Bancgroup, Inc.	65,105
4,000		Comerica, Inc.	241,960
1,073	L	Commerce Bancorp, Inc.	36,182
4,000	@@	Commerzbank AG	104,196
1,241		Community Bank System, Inc.	29,325
7,000	@@	DBS Group Holdings Ltd.	65,106
1,302	@@	Deutsche Bank AG	112,949
470		East-West Bancorp, Inc.	15,952
2,190	@@	First Bancorp Puerto Rico	40,427
2,030		Fremont General Corp.	46,325
10,916	@@	HBOS PLC	171,281
1,037	L	Hibernia Corp.	32,925
450		Hudson United BanCorp	19,013
2,200	@@	ICICI Bank Ltd. ADR	51,436
1,400	@@	KBC Bancassurance Holding	115,983
9,300		KeyCorp	308,016
471		Mercantile Bankshares Corp.	25,354
12	@@	Mitsubishi Tokyo Financial Group, Inc.	123,346
22	@@	Mizuho Financial Group, Inc.	122,611
10,600		National City Corp.	388,278
610	@@	OTP Bank Rt. GDR	48,190
6,507	@@	Royal Bank of Scotland Group PLC	190,332
11,000	@@	Sumitomo Trust & Banking Co., Ltd.	76,401
5,400	@@	Suncorp-Metway Ltd.	80,301
8,650		U.S. Bancorp	252,753
2,020	@@	UBS AG	165,111
7,400		Wachovia Corp.	367,188
8,200		Wells Fargo & Co.	488,883
1,582		Whitney Holding Corp.	48,915
			5,650,949
		Beverages: 1.6%
2,167		Brown-Forman Corp.	122,717
10,700		Coca-Cola Co.	470,800
2,970	@@	Coca-Cola Hellenic Bottling Co. SA	90,732
9,500	@@	Diageo PLC	135,826
2,206		PepsiAmericas, Inc.	55,635
16,450		PepsiCo, Inc.	902,283
			1,777,993
		Biotechnology: 0.5%
6,000	@	Amgen, Inc.	479,400
1,556	@	Arqule, Inc.	11,888
1,230	@	Charles River Laboratories Intl., Inc.	62,509
2,322	@	Regeneron Pharmaceuticals, Inc.	17,345
2,937	@	Savient Pharmaceuticals, Inc.	11,865
			583,007
		Building Materials: 0.2%
595		Florida Rock Industries, Inc.	33,677
800	@@	Lafarge SA	74,411
1,130		Martin Marietta Materials, Inc.	81,721
635		Universal Forest Products, Inc.	34,563
			224,372

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Chemicals: 1.0%
1,890		Chemtura Corp.	$32,432
4,700		Dow Chemical Co.	203,040
4,650		E.I. du Pont EI de Nemours & Co.	184,001
1,900		Eastman Chemical Co.	91,143
1,079	@	FMC Corp.	61,460
1,071		HB Fuller Co.	35,140
1,658	L	Lyondell Chemical Co.	42,776
4,350		PPG Industries, Inc.	273,962
2,100	@@, #	Reliance Industries Ltd. GDR	68,397
29,000	@@	Showa Denko KK	87,238
1,450		Wellman, Inc.	10,078
			1,089,667
		Coal: 0.0%
763	L	Massey Energy Co.	38,760
			38,760
		Commercial Services: 1.4%
1,937		Adesa, Inc.	44,164
1,050		Administaff, Inc.	37,769
1,257	@	Alliance Data Systems Corp.	52,882
1,860	@, L	Career Education Corp.	72,912
18,500		Cendant Corp.	376,289
619	@	Consolidated Graphics, Inc.	23,900
735		Corporate Executive Board Co.	59,366
1,559	@	Education Management Corp.	52,803
3,400		Equifax, Inc.	112,336
935	@, L	Heidrick & Struggles Intl., Inc.	30,874
1,119	@, L	Korn/Ferry Intl.	22,179
1,720	@	Labor Ready, Inc.	39,078
494		Manpower, Inc.	22,260
6,450		McKesson Corp.	301,021
1,238	@	Pharmaceutical Product Development, Inc.	69,662
611	L	Pre-Paid Legal Services, Inc.	24,739
3,070	@, L	Quanta Services, Inc.	36,840
20,700	@@	Rentokil Initial PLC	60,464
1,466		Rollins, Inc.	28,822
470	@, L	Vertrue, Inc.	16,229
			1,484,589
		Computers: 3.2%
1,294		Agilysys, Inc.	23,227
829	@	Anteon Intl. Corp.	38,093
11,700	@	Apple Computer, Inc.	549,081
619	@	Brooktrout, Inc.	7,923
783	@	CACI Intl., Inc.	49,047
4,466	@, L	Cadence Design Systems, Inc.	71,501
757	@, L	Cognizant Technology Solutions Corp.	34,466
24,300	@	Dell, Inc.	865,079
430	@	DST Systems, Inc.	23,091
330		FactSet Research Systems, Inc.	11,550
13,700		Hewlett-Packard Co.	380,312
852		Imation Corp.	35,878
7,700		International Business Machines Corp.	620,774
300	@, L	Kronos, Inc.	12,999
1,205	@, L	Micros Systems, Inc.	53,731
790		MTS Systems Corp.	32,564
1,210	@	Radiant Systems, Inc.	14,290
1,100	@, L	SanDisk Corp.	42,713
1,518	@	Storage Technology Corp.	56,090
79,850	@	Sun Microsystems, Inc.	303,430
2,931	@	Synopsys, Inc.	55,689
901	L	Talx Corp.	32,130
3,635	@@	TietoEnator OYJ	121,716
3,881	@, L	Western Digital Corp.	53,752
			3,489,126

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Cosmetics/Personal Care: 0.6%
11,900	L	Procter & Gamble Co.	$660,212
			660,212
		Distribution/Wholesale: 0.4%
460	L	Building Material Holding Corp.	43,001
394		CDW Corp.	23,278
4,200		Genuine Parts Co.	192,443
624		Hughes Supply, Inc.	19,750
586		SCP Pool Corp.	21,448
12,000	@@	Sumitomo Corp.	113,760
315	@, L	United Stationers, Inc.	14,774
			428,454
		Diversified Financial Services: 2.1%
5,550		American Express Co.	306,582
2,622	@, L	AmeriCredit Corp.	65,393
4,900		CIT Group, Inc.	221,872
4,600		Fannie Mae	234,784
28,000	@@	Hong Kong Exchanges and Clearing Ltd.	86,430
1,260	L	Indymac Bancorp, Inc.	50,186
712		Legg Mason, Inc.	74,425
4,300		Lehman Brothers Holdings, Inc.	454,339
4,600		Merrill Lynch & Co., Inc.	262,936
5,200		Morgan Stanley	264,524
500	@@	ORIX Corp.	82,562
7,400	@, L	Providian Financial Corp.	137,640
1		Raymond James Financial, Inc.	30
914	@	World Acceptance Corp.	23,389
			2,265,092
		Electric: 2.0%
3,200	@@	Chubu Electric Power Co., Inc.	77,846
1,800		Dominion Resources, Inc.	137,664
4,950	L	Duke Energy Corp.	143,501
1,500	@@	E.ON AG	143,194
7,800		Edison Intl.	351,234
3,500		Exelon Corp.	188,615
7,313		FirstEnergy Corp.	373,182
4,200	@@	Fortum Oyj	81,561
4,294		Pepco Holdings, Inc.	98,075
1,028		SCANA Corp.	43,577
4,500		TXU Corp.	436,590
1,050		Wisconsin Energy Corp.	41,129
1,188		WPS Resources Corp.	68,476
			2,184,644
		Electrical Components and Equipment: 0.2%
1,391		AMETEK, Inc.	56,043
1,152	@	Energizer Holdings, Inc.	74,765
170	@@	Samsung Electronics Co., Ltd. GDR	44,773
7,000	@@	Sumitomo Electric Industries Ltd.	86,271
			261,852
		Electronics: 0.6%
1,494		Amphenol Corp.	63,361
600	L	Analogic Corp.	29,910
2,014	@	Arrow Electronics, Inc.	60,057
2,412	@, L	Avnet, Inc.	60,421
445	@, L	Benchmark Electronics, Inc.	12,954
1,294		Brady Corp.	40,386

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
1,070	@	Coherent, Inc.	$34,015
1,220	@, L	Cymer, Inc.	40,870
21	L	Daktronics, Inc.	459
749	@, L	FLIR Systems, Inc.	24,185
780	@	Itron, Inc.	36,091
4,900	@@	Koninklijke Philips Electronics NV	129,421
425		Park Electrochemical Corp.	10,264
23,055	@, L	Solectron Corp.	94,526
470	@, L	Trimble Navigation Ltd.	17,164
			654,084
		Energy-Alternate Sources: 0.0%
1,210	@, L	Headwaters, Inc.	46,585
			46,585
		Engineering and Construction: 0.2%
18,000	@@	Taisei Corp.	65,595
1,240	@	URS Corp.	46,723
900	@@	Vinci SA	79,815
			192,133
		Entertainment: 0.2%
905	@	Argosy Gaming Co.	42,227
15,700	@@	Hilton Group PLC	89,103
873		International Speedway Corp.	48,949
7,000	@@	Tabcorp Holdings Ltd.	87,066
			267,345
		Environmental Control: 0.1%
1,952		Republic Services, Inc.	70,721
455	@, L	Waste Connections, Inc.	16,080
			86,801
		Food: 0.6%
13,500		Archer-Daniels-Midland Co.	303,885
921		Corn Products Intl., Inc.	20,741
2,055		Flowers Foods, Inc.	55,958
767		Nash Finch Co.	32,214
2,889		SUPERVALU, Inc.	100,537
1,206	L	Tootsie Roll Industries, Inc.	38,423
10,900	@@	Unilever PLC	109,665
393	L	Whole Foods Market, Inc.	50,799
			712,222
		Forest Products and Paper: 0.0%
755		Schweitzer-Mauduit Intl., Inc.	17,380
			17,380
		Gas: 0.3%
28,700	@@	Centrica PLC	129,210
1,228		Energen Corp.	47,057
1,668	@, L	Southern Union Co.	41,071
4,022		UGI Corp.	111,208
			328,546
		Hand/Machine Tools: 0.1%
1,800		Black & Decker Corp.	153,540
			153,540

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Healthcare-Products: 1.5%
760	@, L	Advanced Neuromodulation Systems, Inc.	$39,132
455	L	Cooper Cos., Inc.	31,199
905	@	Haemonetics Corp.	40,218
780	@	Hologic, Inc.	37,619
700	@@	Hoya Corp.	91,399
310	@	Idexx Laboratories, Inc.	19,852
14,400		Johnson & Johnson	912,817
760		LCA-Vision, Inc.	31,198
5,950		Medtronic, Inc.	339,151
330	L	Mentor Corp.	17,358
842	@, L	Patterson Cos., Inc.	33,731
320	@, L	ResMed, Inc.	23,149
1,590	@	Respironics, Inc.	62,264
461		Vital Signs, Inc.	20,731
			1,699,818
		Healthcare-Services: 2.3%
5,100		Aetna, Inc.	406,317
1,408	@	AMERIGROUP Corp.	48,097
1,297	@, L	Centene Corp.	39,533
1,460	@	Community Health Systems, Inc.	53,772
1,100	@@, L	Fresenius Medical Care AG	99,769
1,870	@	Health Net, Inc.	86,226
3,900	@	Humana, Inc.	187,824
1,650	@	Lincare Holdings, Inc.	69,861
1,215	@, L	PacifiCare Health Systems, Inc.	91,587
761	@, L	Sierra Health Services, Inc.	51,215
14,100		UnitedHealth Group, Inc.	726,149
1,150		Universal Health Services, Inc.	58,777
8,000	@	WellPoint, Inc.	594,000
			2,513,127
		Holding Companies-Diversified: 0.1%
22,000	@@	Citic Pacific Ltd.	61,557
			61,557
		Home Builders: 0.3%
878	L	Lennar Corp.	54,524
325		MDC Holdings, Inc.	24,824
600	@, L	Meritage Homes Corp.	46,974
135	@, L	NVR, Inc.	119,474
620		Standard-Pacific Corp.	27,237
786	@, L	Toll Brothers, Inc.	37,767
			310,800
		Home Furnishings: 0.1%
935	@	Audiovox Corp.	16,905
408		Harman Intl. Industries, Inc.	42,187
			59,092
		Household Products/Wares: 0.5%
1,661	L	American Greetings Corp.	42,173
459	L	Church & Dwight, Inc.	17,515
480	@, L	Fossil, Inc.	10,555
700	@@	Henkel KGaA	66,285
7,400		Kimberly-Clark Corp.	461,168
			597,696
		Housewares: 0.0%
1,222		Toro Co.	47,450
			47,450

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Insurance: 5.9%
6,686	@@	ACE Ltd.	$296,925
9,100		Allstate Corp.	511,511
1,473		American Financial Group, Inc.	49,390
12,650		American Intl. Group, Inc.	748,881
3,950		Chubb Corp.	343,492
2,850		CIGNA Corp.	328,662
363	@@	Everest Re Group Ltd.	33,610
1,106		Fidelity National Financial, Inc.	43,267
1,548		First American Corp.	64,412
5,300		Hartford Financial Services Group, Inc.	387,165
2,051		HCC Insurance Holdings, Inc.	54,659
629		LandAmerica Financial Group, Inc.	37,186
34,100	@@	Legal & General Group PLC	68,504
3,581		Loews Corp.	314,018
10,450	L	MetLife, Inc.	511,841
2,300		MGIC Investment Corp.	143,589
1,640		Ohio Casualty Corp.	41,426
3,002		Old Republic Intl. Corp.	75,560
614	@, L	Philadelphia Consolidated Holding Co.	47,702
6,600		Principal Financial Group, Inc.	302,280
3,800		Progressive Corp.	366,358
7,600		Prudential Financial, Inc.	489,212
7,800	@@	QBE Insurance Group Ltd.	100,909
1,470		Radian Group, Inc.	75,235
3,300		Safeco Corp.	172,062
900		Selective Insurance Group, Inc.	42,606
10,200		St. Paul Travelers Cos., Inc.	438,702
1,660	@@	Swiss Reinsurance Co.	106,866
1,265		UICI	39,038
1,958		W.R. Berkley Corp.	69,489
741		Zenith National Insurance Corp.	46,794
486	@, @@	Zurich Financial Services AG	85,946
			6,437,297
		Internet: 0.9%
5,700	@, L	eBay, Inc.	230,793
1,560	@	Internet Security Systems	35,443
2,550	@, L	McAfee, Inc.	78,158
20,150	@, L	Symantec Corp.	422,747
6,150	@	Yahoo!, Inc.	205,041
			972,182
		Investment Companies: 0.3%
681		iShares S&P SmallCap 600 Index Fund	39,123
1,848	L	Midcap SPDR Trust Series 1	240,998
			280,121
		Iron/Steel: 0.2%
280	L	Cleveland-Cliffs, Inc.	19,902
4,000	@	Nucor Corp.	225,920
			245,822
		Leisure Time: 0.2%
2,600		Carnival Corp.	128,284
1,240	@, L	Multimedia Games, Inc.	12,512
1,046		Polaris Industries, Inc.	55,103
			195,899
		Lodging: 0.1%
1,225		Boyd Gaming Corp.	56,999
			56,999

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Machinery-Construction and Mining: 0.0%
1,430		JLG Industries, Inc.	$46,890
			46,890
		Machinery-Diversified: 0.1%
1,199		Albany Intl. Corp.	43,188
1,075		Applied Industrial Technologies, Inc.	38,603
450		Cognex Corp.	13,388
685	@	Gerber Scientific, Inc.	4,727
1,268		IDEX Corp.	55,157
			155,063
		Media: 1.8%
10,950	@, L	Comcast Corp.	336,713
7,300		McGraw-Hill Cos., Inc.	352,006
5,300	@@	Mediaset S.p.A.	65,450
13,400		News Corp. - Class A	217,214
22,750		Time Warner, Inc.	407,680
7,900		Viacom, Inc.	268,521
2,970	@@	Vivendi Universal SA	93,583
10,200		Walt Disney Co.	256,938
35		Washington Post Co.	29,120
			2,027,225
		Metal Fabricate/Hardware: 0.1%
612	L	Commercial Metals Co.	18,317
330		Lawson Products, Inc.	12,837
878		Precision Castparts Corp.	84,885
778		Quanex Corp.	47,855
			163,894
		Mining: 0.4%
3,200	@@	Anglo American PLC	81,032
6,700	@@	BHP Billiton Ltd.	104,548
4,400	@	Freeport-McMoRan Copper & Gold, Inc.	185,547
920	@	RTI Intl. Metals, Inc.	31,906
900	@@	Umicore	85,823
			488,856
		Miscellaneous Manufacturing: 2.3%
3,850		3M Co.	273,927
1,052		AptarGroup, Inc.	52,316
592		Clarcor, Inc.	16,754
1,548		Donaldson Co., Inc.	47,431
51,500		General Electric Co.	1,730,914
805		Lancaster Colony Corp.	36,829
670		Pentair, Inc.	26,452
890		Roper Industries, Inc.	34,283
759		Teleflex, Inc.	52,257
3,200		Textron, Inc.	228,160
			2,499,323
		Office Furnishings: 0.1%
1,495		Herman Miller, Inc.	44,701
904		HNI Corp.	52,115
			96,816
		Office/Business Equipment: 0.1%
2,000	@@	Canon, Inc.	100,875
			100,875

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Oil and Gas: 7.3%
23,130	@@	BP PLC	$263,785
5,600		Burlington Resources, Inc.	413,224
17,703		ChevronTexaco Corp.	1,086,964
1,712	@	Cimarex Energy Co.	73,171
12,500		ConocoPhillips	824,250
6,600		Devon Energy Corp.	401,082
38,950		Exxon Mobil Corp.	2,333,105
1,193	@	Forest Oil Corp.	53,625
1,564		Frontier Oil Corp.	57,321
1,045		Helmerich & Payne, Inc.	62,094
5,700		Marathon Oil Corp.	366,567
1,170	L	Noble Energy, Inc.	103,124
740	@@	Norsk Hydro ASA	79,514
5,200		Occidental Petroleum Corp.	431,756
764	@, L	Petroleum Development Corp.	29,032
1,150	L	Pogo Producing Co.	64,400
935	@, L	Remington Oil & Gas Corp.	36,026
3,200	@@	Repsol YPF SA	94,566
7,692	@@	Royal Dutch Shell PLC	260,226
740	@	Southwestern Energy Co.	42,846
770	@, L	Stone Energy Corp.	40,340
2,900	L	Sunoco, Inc.	210,830
927	@, L	Swift Energy Co.	42,577
800	@@	Total SA	210,360
3,950		Valero Energy Corp.	420,675
1,430		Vintage Petroleum, Inc.	54,955
			8,056,415
		Oil and Gas Services: 0.2%
939	@, L	Cal Dive Intl., Inc.	58,650
1,010	@, L	Cooper Cameron Corp.	72,871
900	@	Lone Star Technologies, Inc.	49,770
			181,291
		Pharmaceuticals: 3.8%
7,500		Abbott Laboratories	338,475
2,550	L	Amerisourcebergen Corp.	190,409
1,568	@	Barr Laboratories, Inc.	71,516
7,150		Cardinal Health, Inc.	426,212
8,400	@	Caremark Rx, Inc.	392,532
3,500	@	Express Scripts, Inc.	202,510
9,900	@@	GlaxoSmithKline PLC	239,428
3,800	@	Hospira, Inc.	151,392
1,470	@, L	IVAX Corp.	38,073
5,900	@	King Pharmaceuticals, Inc.	86,730
10,900		Merck & Co., Inc.	307,707
800	@@	Merck KGaA	68,687
36,100		Pfizer, Inc.	919,467
1,530	@@	Roche Holding AG	211,559
680	@, L	Sepracor, Inc.	34,136
2,500	@@	Takeda Pharmaceutical Co., Ltd.	135,072
1,700	@@	Teva Pharmaceutical Industries Ltd. ADR	55,148
6,500		Wyeth	297,635
			4,166,688
		Pipelines: 0.1%
2,388		National Fuel Gas Co.	71,903
746		Questar Corp.	58,203
			130,106
		Real Estate: 0.1%
8,000	@@	Cheung Kong Holdings Ltd.	87,376
3,700	@@	Leopalace21 Corp.	69,103
			156,479

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Real Estate Investment Trusts: 0.1%
440	L	Colonial Properties Trust	$19,404
701		Developers Diversified Realty Corp.	33,641
175	L	Essex Property Trust, Inc.	15,391
1,232	L	New Century Financial Corp.	52,964
			121,400
		Retail: 5.6%
512		Abercrombie & Fitch Co.	28,472
440	@	Advance Auto Parts, Inc.	26,809
2,385	L	American Eagle Outfitters, Inc.	68,283
1,287		Barnes & Noble, Inc.	48,610
8,175	L	Best Buy Co., Inc.	389,621
1,624	@	Brinker Intl., Inc.	60,332
1,060	@	CEC Entertainment, Inc.	36,347
2,434	@, L	Chico’s FAS, Inc.	84,484
770	@, L	Childrens Place	31,501
2,214		Claire’s Stores, Inc.	51,985
3,500		Darden Restaurants, Inc.	109,935
1,500	@@	Don Quijote Co., Ltd.	95,304
605	@, L	Electronics Boutique Holdings Corp.	38,781
5,000	@@	Enterprise Inns PLC	74,438
5,100		Federated Department Stores, Inc.	351,798
472	@	GameStop Corp.	14,226
900	@, L	Genesco, Inc.	35,739
290	@, L	Guitar Center, Inc.	16,646
5,500	@@	GUS PLC	90,322
900	@, L	Hibbett Sporting Goods, Inc.	30,276
21,600		Home Depot, Inc.	870,911
6,050		J.C. Penney Co., Inc. Holding Co.	294,212
1,065	@	Jack in the Box, Inc.	37,563
19,573	@@	Kingfisher PLC	88,846
910	L	Landry’s Restaurants, Inc.	26,599
1,350		Longs Drug Stores Corp.	57,240
3,850		Lowe’s Cos., Inc.	247,594
5,700		McDonald’s Corp.	184,965
1,272	@, L	Men’s Wearhouse, Inc.	38,771
2,159		Michaels Stores, Inc.	78,372
1,230	L	Movie Gallery, Inc.	22,128
5,800		Nordstrom, Inc.	194,764
1,960	@	O’Reilly Automotive, Inc.	54,037
285	@, L	P.F. Chang’s China Bistro, Inc.	14,586
790	@, L	Panera Bread Co.	44,035
620	@, L	Papa John’s Intl., Inc.	29,648
2,009	@, L	Payless Shoesource, Inc.	37,247
1,290	@, L	Select Comfort Corp.	24,936
1,227	@, L	Shopko Stores, Inc.	30,515
599	@	Sonic Corp.	18,323
14,500		Staples, Inc.	318,420
330		Stein Mart, Inc.	8,072
7,000	@@	Takashimaya Co., Ltd.	77,563
4,200		Target Corp.	225,750
1,224	@	Too, Inc.	32,632
320	@, L	Tractor Supply Co.	16,467
15,950		Wal-Mart Stores, Inc.	717,111
12,800		Walgreen Co.	593,024
730	@	Williams-Sonoma, Inc.	29,383
465	@, L	Zale Corp.	12,974
			6,110,597
		Savings and Loans: 0.6%
627	L	Downey Financial Corp.	39,739
622	@, L	FirstFed Financial Corp.	35,796
914	@	Sterling Financial Corp.	35,253
12,300		Washington Mutual, Inc.	511,434
			622,222

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Semiconductors: 1.9%
5,500	@, @@	ASML Holding NV	$92,272
1,245	@	DSP Group, Inc.	31,710
1,880	@, L	Exar Corp.	29,347
30,000		Intel Corp.	771,600
2,291	@, L	Lam Research Corp.	72,625
2,801		Microchip Technology, Inc.	87,167
610	@, L	Microsemi Corp.	14,695
8,300	L	National Semiconductor Corp.	206,919
2,100	@	QLogic Corp.	72,576
19,700		Texas Instruments, Inc.	643,796
330	@, L	Varian Semiconductor Equipment Associates, Inc.	14,952
			2,037,659
		Software: 3.3%
100	@	Activision, Inc.	2,235
11,100	L	Adobe Systems, Inc.	300,144
736	@, L	Advent Software, Inc.	20,284
1,095	@	Ansys, Inc.	41,336
5,400	@	Autodesk, Inc.	233,280
325	@, L	Avid Technology, Inc.	12,139
5,300	@	BMC Software, Inc.	106,000
310	@, L	Cerner Corp.	24,416
9,350	@	Compuware Corp.	84,711
1,090	@	Dun & Bradstreet Corp.	69,400
1,414		Fair Isaac Corp.	57,790
1,288	@, L	FileNet Corp.	34,222
320		Global Payments, Inc.	21,050
439	@	Hyperion Solutions Corp.	19,039
4,400	@	Intuit, Inc.	201,696
1,060	@, L	Mantech Intl. Corp.	32,871
48,850		Microsoft Corp.	1,338,490
1,095	@	MRO Software, Inc.	18,473
9,000	@, L	Novell, Inc.	59,220
51,300	@	Oracle Corp.	665,361
4,850	@	Parametric Technology Corp.	29,391
1,259	@	Progress Software Corp.	38,601
550	@@	SAP AG	93,572
770		SS&C Technologies, Inc.	28,097
1,980	@, L	Sybase, Inc.	44,213
1,020	@, L	Transaction Systems Architects, Inc.	27,316
			3,603,347
		Telecommunications: 3.6%
1,085	@	Anixter Intl., Inc.	41,425
30,550	@	Cisco Systems, Inc.	538,291
435		Commonwealth Telephone Enterprises, Inc.	17,504
8,000	@@, L	Deutsche Telekom AG	152,077
4,045	@@	Elisa Oyj	73,410
787		Harris Corp.	30,386
4,100	@, @@	Hellenic Telecommunications Organization SA	85,154
29,600		Motorola, Inc.	647,648
1,090	@, L	Netgear, Inc.	24,165
18	@@	Nippon Telegraph & Telephone Corp.	78,227
22,000	@@	Oki Electric Industry Co., Ltd.	70,960
7,800		QUALCOMM, Inc.	309,738
3,700		Scientific-Atlanta, Inc.	141,562
34,000	@@	Telecom Italia S.p.A.	107,168
4,100	@@	Telekom Austria AG	86,167
2,800	@@	Telekomunikasi Indonesia Tbk PT ADR	53,760
484	L	Telephone & Data Systems, Inc.	19,771
44,500		Verizon Communications, Inc.	1,455,596
			3,933,009

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 71.3% (continued)
		Toys/Games/Hobbies: 0.1%
609	@	Department 56, Inc.	$7,911
3,824		Hasbro, Inc.	79,157
1,244	@, L	JAKKS Pacific, Inc.	20,663
			107,731
		Transportation: 1.3%
474		C.H. Robinson Worldwide, Inc.	29,270
5,300		CSX Corp.	232,829
5,000	@@	Deutsche Post AG	126,239
24	@@	East Japan Railway Co.	128,948
500	L	Expeditors Intl. Washington, Inc.	27,755
780	@, L	Kansas City Southern	15,686
604		Landstar System, Inc.	21,937
8,570		Norfolk Southern Corp.	305,178
766		Overseas Shipholding Group, Inc.	46,841
5,500	L	United Parcel Service, Inc.	389,894
1,078	@, L	Yellow Roadway Corp.	50,504
			1,375,081
		Water: 0.1%
2,516	@@	Veolia Environnement	102,763
			102,763
		Total Common Stock
		(Cost $68,716,927)	78,326,864
PREFERRED STOCK: 0.3%
		Banks: 0.1%
12	@, #, C	DG Funding Trust	129,900
			129,900
		Diversified Financial Services: 0.0%
1,600	@, C	National Rural Utilities Cooperative Finance Corp.	39,264
			39,264
		Insurance: 0.1%
4,075	@, C	Metlife, Inc.	105,217
			105,217
		Telecommunications: 0.1%
46	@, @@, #	Centaur Funding Corp.	61,424
			61,424
		Total Preferred Stock
		(Cost $333,476)	335,805

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.8%
		Auto Manufacturers: 0.0%
$75,000		General Motors Corp., 4.270%, due 03/15/36	$20,625
			20,625

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.8% (continued)
		Banks: 1.4%
70,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	$60,759
45,000	@@, #	Banco Santander Santiago Chile SA, 3.720%, due 12/09/09	45,223
34,000	@@, L	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	39,010
60,000	@@, C	Bank of Ireland, 3.689%, due 12/29/49	53,143
50,000	@@, C	Bank of Nova Scotia, 4.186%, due 08/31/85	41,747
10,000	@@	Bank of Scotland, 3.750%, due 11/30/49	8,650
66,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	71,103
37,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	36,602
36,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	38,795
40,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	33,500
92,000	@@, #, C, L	HBOS PLC, 5.375%, due 11/29/49	94,893
140,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	117,251
70,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	58,880
73,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	71,982
48,000	C	Mellon Capital I, 7.720%, due 12/01/26	51,595
50,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	44,940
25,000	C	NB Capital Trust, 7.830%, due 12/15/26	26,914
23,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	25,059
57,000		PNC Funding Corp., 4.500%, due 03/10/10	57,127
99,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	101,535
120,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	105,120
50,000	@@, C	Societe Generale, 3.625%, due 11/29/49	44,373
130,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	104,975
50,000	@@, C	Standard Chartered PLC, 4.188%, due 07/29/49	40,250
72,000		Wachovia Corp., 5.500%, due 08/01/35	74,309
50,000	@@, C	Westpac Banking Corp., 3.556%, due 09/30/49	43,761
			1,491,496
		Beverages: 0.1%
54,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	63,990
47,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	58,515
24,000	@@, C	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	24,927
			147,432
		Chemicals: 0.1%
20,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	20,300
20,000		Stauffer Chemical, 5.140%, due 04/15/10	16,114
40,000		Stauffer Chemical, 7.000%, due 04/15/17	21,910
			58,324
		Diversified Financial Services: 1.2%
17,514	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	17,912
66,000	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	68,586
40,000	@@, C	BNP Paribas, 3.563%, due 12/31/49	34,167
99,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	99,990
100,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	98,538
49,000	C	Citigroup Capital II, 7.750%, due 12/01/36	52,286
93,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	100,053
20,000	@@, C	Financiere CSFB NV, 3.625%, due 03/29/49	17,336
38,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	35,247
56,000	L	Goldman Sachs Group, Inc., 3.538%, due 03/02/10	55,988
50,000	L	HSBC Finance Corp., 5.000%, due 06/30/15	50,357
41,000	#, C	HVB Funding Trust I, 8.741%, due 06/30/31	55,966
40,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	55,836
28,000	L	International Lease Finance Corp., 5.000%, due 04/15/10	28,471
48,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	51,399
54,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	58,452
72,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	73,598
110,549	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	112,770
102,000	@@, #, C	Preferred Term Securities XII, 3.910%, due 03/23/35	102,383
82,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	83,791
300,000	#	Toll Road Investors Partnership II LP, 17.690%, due 02/15/45	37,120
32,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	35,419
			1,325,665

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.8% (continued)
		Electric: 0.4%
79,000	C	Consumers Energy Co., 4.250%, due 04/15/08	$78,538
7,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	7,795
44,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	52,939
66,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	66,060
58,000	C	Enterprise Capital Trust II, 4.710%, due 06/30/28	57,519
42,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	42,031
43,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	44,327
16,443		PPL Montana, LLC, 8.903%, due 07/02/20	19,101
27,391	#	Tenaska Virginia Partners, LP, 6.119%, due 03/30/24	29,002
			397,312
		Food: 0.2%
68,000	C	Safeway, Inc., 4.800%, due 07/16/07	68,311
95,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	97,812
			166,123
		Insurance: 0.1%
50,000		Prudential Financial, Inc., 4.104%, due 11/15/06	49,850
98,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	108,915
			158,765
		Media: 0.0%
46,000	C	COX Communications, Inc., 6.850%, due 01/15/18	51,010
			51,010
		Multi-National: 0.0%
34,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	34,328
			34,328
		Oil and Gas: 0.4%
43,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	47,387
56,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	54,997
9,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	9,920
36,000	@@, C, L	Nexen, Inc., 5.200%, due 03/10/15	36,589
89,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	92,516
100,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	103,499
37,000	C	Valero Energy Corp., 6.125%, due 04/15/07	38,005
75,000	C, L	Valero Energy Corp., 7.500%, due 04/15/32	94,157
			477,070
		Pipelines: 0.1%
63,000		Duke Capital LLC, 4.331%, due 11/16/06	62,865
22,000	C	KN Capital Trust III, 7.630%, due 04/15/28	25,844
			88,709
		Real Estate: 0.2%
74,000	C	EOP Operating, LP, 7.750%, due 11/15/07	79,011
21,000	C	Liberty Property, LP, 6.375%, due 08/15/12	22,746
57,000	C	Liberty Property, LP, 7.750%, due 04/15/09	62,903
			164,660
		Real Estate Investment Trusts: 0.1%
53,000	C	Simon Property Group, LP, 4.875%, due 03/18/10	53,493
101,000	C	Simon Property Group, LP, 6.375%, due 11/15/07	104,849
			158,342

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.8% (continued)
		Retail: 0.1%
72,000	C, L	May Department Stores Co., 3.950%, due 07/15/07	$71,402
			71,402
		Savings and Loans: 0.0%
46,000	C	Great Western Financial, 8.206%, due 02/01/27	49,884
			49,884
		Telecommunications: 0.3%
37,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	52,109
67,000	C	BellSouth Corp., 4.200%, due 09/15/09	66,536
37,000	C, L	BellSouth Corp., 6.000%, due 11/15/34	39,201
34,000	@@, +	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	39,138
21,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	25,051
35,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	37,777
33,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	33,168
52,000	@@, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	52,257
			345,237
		Transportation: 0.1%
100,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	101,261
			101,261
		Total Corporate Bonds/Notes
		(Cost $5,273,086)	5,307,645
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.6%
		Federal Home Loan Bank: 0.3%
270,000	L	3.250%, due 12/17/07	265,286
			265,286
		Federal Home Loan Mortgage Corporation: 2.6%
527,000	L, C	2.700%, due 03/16/07	516,806
133,000	L	4.000%, due 08/17/07	133,087
255,188	C	4.500%, due 12/15/16	255,602
105,651	C	4.500%, due 06/15/17	105,796
217,000	C	5.000%, due 05/15/20	219,132
596,275	C	5.500%, due 11/15/18	611,316
40,000	W	5.500%, due 09/15/19	40,862
403,000	W	5.500%, due 09/15/34	407,408
116,000		5.875%, due 03/21/11	124,392
69,641		6.000%, due 01/01/29	71,547
225,404	C	6.000%, due 01/15/29	233,638
62,885		7.000%, due 11/01/31	65,839
61,764		7.000%, due 03/01/32	64,646
			2,850,071
		Federal National Mortgage Association: 6.6%
134,000	L	3.000%, due 08/15/07	131,474
264,000	C	3.500%, due 01/28/08	260,528
35,000	C	3.800%, due 01/18/08	34,749
392,000	C	3.875%, due 02/01/08	389,231
82,000	L	4.250%, due 09/15/07	82,370
121,722		4.500%, due 09/25/16	121,775
235,000		4.500%, due 09/15/18	233,091
39,000	W	4.500%, due 09/15/35	37,842
247,000		4.625%, due 10/15/13	252,976
58,031		4.821%, due 11/01/34	58,248
107,000		4.823%, due 08/01/35	107,065
586,000	W	5.000%, due 09/15/18	590,212
1,736,000	W	5.000%, due 09/15/34	1,724,608

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.6% (continued)
246,000		5.250%, due 08/01/12	$259,131
146,125		5.500%, due 02/01/18	149,378
383,000	W	5.500%, due 09/15/18	391,258
187,000	W	5.500%, due 09/15/33	188,928
183,283		5.500%, due 11/01/33	185,438
87,369		6.000%, due 10/01/08	89,212
185,904		6.000%, due 08/01/16	192,065
30,000	W	6.000%, due 09/15/18	30,966
140,678		6.000%, due 04/25/31	146,679
634,000	W	6.000%, due 10/15/34	648,067
33,547		6.500%, due 02/01/28	34,834
39,195		6.500%, due 02/01/31	40,630
407,000		6.500%, due 09/15/33	420,609
22,703		6.500%, due 12/01/33	23,500
112,000		6.625%, due 11/15/10	124,907
90,044		7.000%, due 02/01/31	94,503
142,383		7.000%, due 08/01/31	149,434
42,500		7.000%, due 10/01/31	44,605
5,000		7.000%, due 08/01/35	5,243
47,192		7.500%, due 09/01/31	50,053
			7,293,609
		Government National Mortgage Association: 0.1%
64,297		6.500%, due 10/15/31	67,124
31,688		6.500%, due 01/15/32	33,078
17,175		7.000%, due 01/15/28	18,096
			118,298
		Total U.S. Government Agency Obligations
		(Cost $10,526,423)	10,527,264
U.S. TREASURY OBLIGATIONS: 6.5%
		U.S. Treasury Bonds: 1.1%
261,000	L	5.375%, due 02/15/31	306,084
106,000	L	5.500%, due 08/15/28	124,235
274,000	L	6.000%, due 02/15/26	336,100
130,000	L	6.250%, due 08/15/23	161,129
112,000	L, C	10.375%, due 11/15/12	127,229
94,000	L, C	13.250%, due 05/15/14	124,260
			1,179,037
		U.S. Treasury Notes: 5.3%
678,000	L	3.875%, due 07/31/07	678,610
1,000		4.000%, due 08/31/07	1,003
132,000	L	4.000%, due 04/15/10	132,768
813,000	L	4.125%, due 08/15/08	819,797
1,723,000	L	4.125%, due 08/15/10	1,743,597
2,450,000	L, W	4.250%, due 08/15/15	2,497,087
			5,872,862
		U.S. Treasury STRIP: 0.1%
212,000		4.240%, due 05/15/16	135,858
			135,858
		Total U.S. Treasury Obligations
		(Cost $7,059,813)	7,187,757
ASSET-BACKED SECURITIES: 0.8%
		Automobile Asset-Backed Securities: 0.2%
24,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	23,773
22,291	C	Household Automotive Trust, 2.310%, due 04/17/08	22,157
133,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	130,785
			176,715

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

ASSET-BACKED SECURITIES: 0.8% (continued)
		Credit Card Asset-Backed Securities: 0.4%
50,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	$50,137
47,000	C	Capital One Master Trust, 4.900%, due 03/15/10	47,624
145,000	C	Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	148,360
160,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	161,937
15,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	15,844
			423,902
		Home Equity Asset-Backed Securities: 0.0%
26,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	25,685
			25,685
		Other Asset-Backed Securities: 0.2%
112,028	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	111,321
87,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	86,432
			197,753
		Total Asset-Backed Securities
		(Cost $838,668)	824,055
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.6%
		Commercial Mortgage-Backed Securities: 1.3%
94,000	C	COMM, 3.600%, due 03/10/39	91,790
482,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	477,222
3,000	C	CS First Boston Mortgage Securities Corp., 7.780%, due 04/14/62	3,401
185,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	194,833
40,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	42,503
445,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	487,393
43,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	42,704
31,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	30,949
20,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	19,832
			1,390,627
		Whole Loan Collateralized Mortgage Obligations: 1.2%
57,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	57,826
167,000	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	167,731
177,965	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	181,266
89,427	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	89,511
39,954	#, C	GSMPS Mortgage Loan Trust, 3.991%, due 01/25/35	40,102
140,324	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	143,210
405,825	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	407,094
171,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	176,152
83,232	C	Thornburg Mortgage Securities Trust, 4.011%, due 09/25/34	83,452
			1,346,344
		Whole Loan Collateralized Support CMO: 0.1%
56,682		Bank of America Mortgage Securities, 5.250%, due 11/25/19	57,340
49,882		Bank of America Mortgage Securities, 5.500%, due 11/25/33	50,211
			107,551
		Total Collateralized Mortgage Obligations
		(Cost $2,870,284)	2,844,522

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
25,000		City of New York, NY, 5.000%, due 11/01/08		$26,392
25,000		City of New York, NY, 5.000%, due 11/01/11		27,131
25,000	C	City of New York, NY, 5.000%, due 11/01/15		27,421
10,000	C	City of New York, NY, 5.000%, due 04/01/35		10,528
25,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		24,614
20,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		19,999
		Total Municipal Bonds
		(Cost $136,645)		136,085
		Total Long-Term Investments
		(Cost $95,755,322)		105,489,997
SHORT-TERM INVESTMENTS: 21.9%
		Commercial Paper: 5.5%
$1,000,000	#	Concord Minutemen Capital Co., LLC, 3.610%, due 09/22/05		$997,800
1,000,000		Edison Asset Securities LLC, 3.700%, due 11/03/05		993,470
1,000,000	S	Master Funding LLC, 3.270%, due 09/14/05		998,729
1,000,000	S	Master Funding LLC, 3.570%, due 09/20/05		998,020
2,000,000	@@, #, S	St Germain Holdings Ltd., 3.550%, due 09/06/05		1,998,816
		Total Commercial Paper
		(Cost $5,987,339)		5,986,835
		Repurchase Agreement: 2.8%
3,042,000	S	Morgan Stanley Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $3,042,303 to be received upon repurchase(Collateralized by $6,235,000 OtherU.S. Agency Obligations, 0.000%Market Value plus accrued interest$3,103,596, due 01/15/21)		3,042,000
		Total Repurchase Agreement
		(Cost $3,042,000)		3,042,000
		Securities Lending Collateral(cc): 13.6%
14,982,759		The Bank of New York Institutional Cash Reserves Fund		14,982,759
		Total Securities Lending Collateral
		(Cost $14,982,759)		14,982,759
		Total Short-Term Investments
		(Cost $24,012,098)		24,011,594
		Total Investments In Securities
		(Cost $119,767,420)*	117.9%	$129,501,591
		Other Assets and Liabilities—Net	(17.9)	(19,658,520)
		Net Assets	100.0%	$109,843,071

Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Balanced Fund	as of August 31, 2005 (Unaudited)(continued)

S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
*	Cost for federal income tax purposes is $121,106,156
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,650,649
	Gross Unrealized Depreciation	(1,255,214)
	Net Unrealized Appreciation	$8,395,435

Information concerning open futures contracts for the ING Strategic Allocation Balanced Fund at August 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
	Contracts	Market Value	Date	Gain (Loss)
Long Contracts
U.S. 10 Year Future	11	$1,242,141	9/21/2005	$10,733
U.S. Long Bond	8	947,000	9/21/2005	3,869
		$2,189,141		$14,602

Short Contracts
U.S. 5 Year Note	13	$1,410,906	9/21/2005	$507

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 87.2%
		Advertising: 0.1%
1,549	L	Catalina Marketing Corp.	$37,083
30	@@	Dentsu, Inc.	79,001
			116,084
		Aerospace/Defense: 2.4%
9,900		Boeing Co.	663,497
595		DRS Technologies, Inc.	30,613
818		Engineered Support Systems, Inc.	27,894
3,500		General Dynamics Corp.	401,065
6,750		Lockheed Martin Corp.	420,120
827	@	Moog, Inc.	26,059
6,800		Northrop Grumman Corp.	381,412
785	@	Teledyne Technologies, Inc.	30,325
5,100		United Technologies Corp.	255,000
			2,235,985
		Agriculture: 1.9%
10,000		Altria Group, Inc.	707,000
11	@@	Japan Tobacco, Inc.	158,944
5,450		Monsanto Co.	347,928
2,900		Reynolds American, Inc.	243,426
7,700	@@	Swedish Match AB	97,598
4,100		UST, Inc.	174,496
			1,729,392
		Airlines: 0.1%
785	@, L	Alaska Air Group, Inc.	26,470
1,406	L	Skywest, Inc.	33,336
			59,806
		Apparel: 0.9%
8,900	@	Coach, Inc.	295,391
203		Haggar Corp.	4,697
650		K-Swiss, Inc.	19,916
4,500		Nike, Inc.	355,096
789	@, L	Quiksilver, Inc.	12,032
2,200		VF Corp.	130,482
1,186		Wolverine World Wide, Inc.	24,989
			842,603
		Auto Manufacturers: 0.9%
3,263	@@	DaimlerChrysler AG	168,214
36,300		Ford Motor Co.	361,911
11,800	@@	Nissan Motor Co., Ltd.	123,700
1,182		Oshkosh Truck Corp.	47,410
2,700	@@	Volvo AB	115,403
			816,638
		Auto Parts and Equipment: 0.4%
1,130		BorgWarner, Inc.	66,060
22,000	@@	Bosch Automotive Systems Corp.	117,446
4,300	@, L	Goodyear Tire & Rubber Co.	72,240
1,080		Modine Manufacturing Co.	37,973
3,500	@@	NOK Corp.	94,284
			388,003

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Banks: 6.9%
2,776	@@	Alpha Bank AE	$77,225
24,236	@@	Banca Intesa S.p.A.	116,769
700	@@, L	Banco Itau Holding Financeira SA ADR	73,346
33,000		Bank of America Corp.	1,419,991
7,200	@@	Bank of Ireland	113,102
2,600	@@	BNP Paribas	189,261
3,055		Colonial Bancgroup, Inc.	71,059
4,100		Comerica, Inc.	248,009
1,100	L	Commerce Bancorp, Inc.	37,092
5,600	@@	Commerzbank AG	145,874
834		Community Bank System, Inc.	19,707
9,000	@@	DBS Group Holdings Ltd.	83,708
1,851	@@	Deutsche Bank AG	160,575
364		East-West Bancorp, Inc.	12,354
1,562	@@	First Bancorp Puerto Rico	28,835
1,400		Fremont General Corp.	31,948
15,000	@@	HBOS PLC	235,362
1,076	L	Hibernia Corp.	34,163
250		Hudson United BanCorp	10,563
3,300	@@	ICICI Bank Ltd. ADR	77,154
2,000	@@	KBC Bancassurance Holding	165,690
9,100		KeyCorp	301,392
486		Mercantile Bankshares Corp.	26,161
17	@@	Mitsubishi Tokyo Financial Group, Inc.	174,740
33	@@	Mizuho Financial Group, Inc.	183,916
10,600		National City Corp.	388,278
800	@@	OTP Bank Rt. GDR	63,200
8,908	@@	Royal Bank of Scotland Group PLC	260,562
450	L	South Financial Group, Inc.	13,104
16,000	@@	Sumitomo Trust & Banking Co., Ltd.	111,128
7,400	@@	Suncorp-Metway Ltd.	110,042
8,900		U.S. Bancorp	260,058
2,770	@@	UBS AG	226,415
7,700		Wachovia Corp.	382,074
8,150		Wells Fargo & Co.	485,903
1,179		Whitney Holding Corp.	36,455
			6,375,215
		Beverages: 2.0%
2,209		Brown-Forman Corp.	125,096
11,050		Coca-Cola Co.	486,200
3,960	@@	Coca-Cola Hellenic Bottling Co. SA	120,976
13,000	@@	Diageo PLC	185,867
2,300		PepsiAmericas, Inc.	58,006
16,700		PepsiCo, Inc.	915,995
			1,892,140
		Biotechnology: 0.6%
6,100	@	Amgen, Inc.	487,390
1,027	@	Arqule, Inc.	7,846
1,380	@	Charles River Laboratories Intl., Inc.	70,132
1,609	@	Regeneron Pharmaceuticals, Inc.	12,019
2,022	@	Savient Pharmaceuticals, Inc.	8,169
			585,556
		Building Materials: 0.3%
389		Florida Rock Industries, Inc.	22,017
1,100	@@	Lafarge SA	102,316
1,170		Martin Marietta Materials, Inc.	84,614
435		Universal Forest Products, Inc.	23,677
			232,624

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Chemicals: 1.2%
1,950		Chemtura Corp.	$33,462
4,750		Dow Chemical Co.	205,200
4,600		E.I. du Pont EI de Nemours & Co.	182,022
1,900		Eastman Chemical Co.	91,143
1,109	@	FMC Corp.	63,169
771		HB Fuller Co.	25,297
1,811	L	Lyondell Chemical Co.	46,724
4,350		PPG Industries, Inc.	273,962
2,800	@@, #	Reliance Industries Ltd. GDR	91,196
43,000	@@	Showa Denko KK	129,352
1,025		Wellman, Inc.	7,124
			1,148,651
		Coal: 0.0%
557	L	Massey Energy Co.	28,296
			28,296
		Commercial Services: 1.6%
2,101		Adesa, Inc.	47,903
650		Administaff, Inc.	23,381
1,405	@, L	Alliance Data Systems Corp.	59,108
1,930	@, L	Career Education Corp.	75,656
19,000		Cendant Corp.	386,461
416	@	Consolidated Graphics, Inc.	16,062
761		Corporate Executive Board Co.	61,466
1,598	@	Education Management Corp.	54,124
3,250		Equifax, Inc.	107,380
636	@, L	Heidrick & Struggles Intl., Inc.	21,001
1,170	@, L	Korn/Ferry Intl.	23,189
1,185	@	Labor Ready, Inc.	26,923
505		Manpower, Inc.	22,755
6,800		McKesson Corp.	317,356
831	@	Pharmaceutical Product Development, Inc.	46,760
404	L	Pre-Paid Legal Services, Inc.	16,358
3,020	@	Quanta Services, Inc.	36,240
31,400	@@	Rentokil Initial PLC	91,718
1,514		Rollins, Inc.	29,765
361	@, L	Vertrue, Inc.	12,465
			1,476,071
		Computers: 3.8%
1,005		Agilysys, Inc.	18,040
857	@	Anteon Intl. Corp.	39,379
11,700	@	Apple Computer, Inc.	549,081
416	@	Brooktrout, Inc.	5,325
580	@	CACI Intl., Inc.	36,331
4,723	@, L	Cadence Design Systems, Inc.	75,615
775	@	Cognizant Technology Solutions Corp.	35,286
24,550	@	Dell, Inc.	873,981
450	@	DST Systems, Inc.	24,165
230		FactSet Research Systems, Inc.	8,050
13,900		Hewlett-Packard Co.	385,864
872		Imation Corp.	36,720
7,900		International Business Machines Corp.	636,898
205	@, L	Kronos, Inc.	8,883
795	@, L	Micros Systems, Inc.	35,449
586		MTS Systems Corp.	24,155
810	@	Radiant Systems, Inc.	9,566
1,135	@, L	SanDisk Corp.	44,072
1,515	@	Storage Technology Corp.	55,979
76,950	@	Sun Microsystems, Inc.	292,410
3,035	@	Synopsys, Inc.	57,665
600	L	Talx Corp.	21,396
4,953	@@	TietoEnator OYJ	165,848
4,124	@, L	Western Digital Corp.	57,117
			3,497,275

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Cosmetics/Personal Care: 0.7%
12,200	L	Procter & Gamble Co.	$676,856
			676,856
		Distribution/Wholesale: 0.5%
360		Building Material Holding Corp.	33,653
410	L	CDW Corp.	24,223
4,000		Genuine Parts Co.	183,280
421		Hughes Supply, Inc.	13,325
369		SCP Pool Corp.	13,505
16,000	@@	Sumitomo Corp.	151,681
210	@, L	United Stationers, Inc.	9,849
			429,516
		Diversified Financial Services: 2.5%
5,700		American Express Co.	314,868
2,878	@, L	AmeriCredit Corp.	71,777
5,000		CIT Group, Inc.	226,400
4,650		Fannie Mae	237,336
40,000	@@	Hong Kong Exchanges and Clearing Ltd.	123,472
1,380		Indymac Bancorp, Inc.	54,965
715		Legg Mason, Inc.	74,739
4,300		Lehman Brothers Holdings, Inc.	454,338
4,600		Merrill Lynch & Co., Inc.	262,936
5,200		Morgan Stanley	264,524
700	@@	ORIX Corp.	115,587
7,300	@, L	Providian Financial Corp.	135,780
1		Raymond James Financial, Inc.	30
618	@	World Acceptance Corp.	15,815
			2,352,567
		Electric: 2.5%
4,200	@@	Chubu Electric Power Co., Inc.	102,173
1,800		Dominion Resources, Inc.	137,664
4,950	L	Duke Energy Corp.	143,501
2,100	@@	E.ON AG	200,472
7,900		Edison Intl.	355,737
3,550		Exelon Corp.	191,310
7,384		FirstEnergy Corp.	376,806
5,800	@@	Fortum Oyj	112,632
4,547		Pepco Holdings, Inc.	103,853
1,060		SCANA Corp.	44,933
4,600		TXU Corp.	446,291
1,090		Wisconsin Energy Corp.	42,695
1,228		WPS Resources Corp.	70,782
			2,328,849
		Electrical Components and Equipment: 0.3%
1,435		AMETEK, Inc.	57,816
1,190	@	Energizer Holdings, Inc.	77,231
240	@@	Samsung Electronics Co., Ltd. GDR	63,209
9,000	@@	Sumitomo Electric Industries Ltd.	110,920
			309,176
		Electronics: 0.7%
1,549	L	Amphenol Corp.	65,693
411	L	Analogic Corp.	20,488
2,184	@	Arrow Electronics, Inc.	65,127
2,603	@, L	Avnet, Inc.	65,205
240	@, L	Benchmark Electronics, Inc.	6,986

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
994		Brady Corp.	$31,023
788	@, L	Coherent, Inc.	25,051
810	@, L	Cymer, Inc.	27,135
21	L	Daktronics, Inc.	459
421	@, L	FLIR Systems, Inc.	13,594
570	@	Itron, Inc.	26,374
6,700	@@	Koninklijke Philips Electronics NV	176,966
416		Park Electrochemical Corp.	10,046
23,362	@, L	Solectron Corp.	95,784
364	@, L	Trimble Navigation Ltd.	13,293
			643,224
		Energy-Alternate Sources: 0.0%
804	@, L	Headwaters, Inc.	30,954
			30,954
		Engineering and Construction: 0.3%
26,000	@@	Taisei Corp.	94,748
840	@	URS Corp.	31,651
1,300	@@	Vinci SA	115,289
			241,688
		Entertainment: 0.4%
586	@	Argosy Gaming Co.	27,343
21,500	@@	Hilton Group PLC	122,019
1,007		International Speedway Corp.	56,462
9,600	@@	Tabcorp Holdings Ltd.	119,405
			325,229
		Environmental Control: 0.1%
2,120		Republic Services, Inc.	76,807
246	@, L	Waste Connections, Inc.	8,694
			85,501
		Food: 0.8%
13,700		Archer-Daniels-Midland Co.	308,388
619		Corn Products Intl., Inc.	13,940
1,440		Flowers Foods, Inc.	39,211
563		Nash Finch Co.	23,646
3,020		SUPERVALU, Inc.	105,096
1,190	L	Tootsie Roll Industries, Inc.	37,913
14,900	@@	Unilever PLC	149,909
420	L	Whole Foods Market, Inc.	54,289
			732,392
		Forest Products and Paper: 0.0%
447		Schweitzer-Mauduit Intl., Inc.	10,290
			10,290
		Gas: 0.3%
38,800	@@	Centrica PLC	174,680
822		Energen Corp.	31,499
1,109	@, L	Southern Union Co.	27,299
2,802		UGI Corp.	77,475
			310,953
		Hand/Machine Tools: 0.2%
1,850		Black & Decker Corp.	157,805
			157,805

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Healthcare-Products: 1.8%
450	@, L	Advanced Neuromodulation Systems, Inc.	$23,171
251	L	Cooper Cos., Inc.	17,211
600	@	Haemonetics Corp.	26,664
590	@	Hologic, Inc.	28,456
900	@@	Hoya Corp.	117,514
210	@	Idexx Laboratories, Inc.	13,448
14,650		Johnson & Johnson	928,663
450		LCA-Vision, Inc.	18,473
6,100		Medtronic, Inc.	347,699
220	L	Mentor Corp.	11,572
875	@, L	Patterson Cos., Inc.	35,053
220	@, L	ResMed, Inc.	15,915
1,181	@	Respironics, Inc.	46,248
252		Vital Signs, Inc.	11,332
			1,641,419
		Healthcare-Services: 2.7%
5,200		Aetna, Inc.	414,284
1,003	@	AMERIGROUP Corp.	34,262
993	@, L	Centene Corp.	30,267
1,530	@	Community Health Systems, Inc.	56,350
1,500	@@, L	Fresenius Medical Care AG	136,049
1,980	@	Health Net, Inc.	91,298
3,800	@	Humana, Inc.	183,008
1,800	@	Lincare Holdings, Inc.	76,212
1,355	@	PacifiCare Health Systems, Inc.	102,140
560	@, L	Sierra Health Services, Inc.	37,688
14,300		UnitedHealth Group, Inc.	736,450
1,190		Universal Health Services, Inc.	60,821
7,800	@	WellPoint, Inc.	579,150
			2,537,979
		Holding Companies-Diversified: 0.1%
30,000	@@	Citic Pacific Ltd.	83,941
			83,941
		Home Builders: 0.2%
1,015	L	Lennar Corp.	63,031
220		MDC Holdings, Inc.	16,804
400	@, L	Meritage Homes Corp.	31,316
35	@, L	NVR, Inc.	30,975
420		Standard-Pacific Corp.	18,451
810	@, L	Toll Brothers, Inc.	38,920
			199,497
		Home Furnishings: 0.0%
760	@	Audiovox Corp.	13,741
415		Harman Intl. Industries, Inc.	42,911
			56,652
		Household Products/Wares: 0.7%
1,845	L	American Greetings Corp.	46,845
482	L	Church & Dwight, Inc.	18,393
380	@, L	Fossil, Inc.	8,356
1,000	@@	Henkel KGaA	94,692
7,400		Kimberly-Clark Corp.	461,168
			629,454
		Housewares: 0.0%
815		Toro Co.	31,646
			31,646

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Insurance: 7.0%
6,408	@@	ACE Ltd.	$284,579
9,200		Allstate Corp.	517,132
1,505		American Financial Group, Inc.	50,463
12,500		American Intl. Group, Inc.	740,000
3,850		Chubb Corp.	334,796
2,750		CIGNA Corp.	317,130
365	@@	Everest Re Group Ltd.	33,795
1,157		Fidelity National Financial, Inc.	45,262
1,610		First American Corp.	66,992
5,100		Hartford Financial Services Group, Inc.	372,555
2,231		HCC Insurance Holdings, Inc.	59,456
423		LandAmerica Financial Group, Inc.	25,008
46,800	@@	Legal & General Group PLC	94,017
3,656		Loews Corp.	320,595
10,600	L	MetLife, Inc.	519,188
2,300		MGIC Investment Corp.	143,589
1,830		Ohio Casualty Corp.	46,226
3,241		Old Republic Intl. Corp.	81,576
405	@	Philadelphia Consolidated Holding Co.	31,464
6,700		Principal Financial Group, Inc.	306,860
3,700		Progressive Corp.	356,717
7,650		Prudential Financial, Inc.	492,431
10,400	@@	QBE Insurance Group Ltd.	134,545
1,520		Radian Group, Inc.	77,794
3,250		Safeco Corp.	169,455
610		Selective Insurance Group, Inc.	28,877
10,600		St. Paul Travelers Cos., Inc.	455,906
2,250	@@	Swiss Reinsurance Co.	144,849
974		UICI	30,058
2,170		W.R. Berkley Corp.	77,013
429		Zenith National Insurance Corp.	27,091
670	@, @@	Zurich Financial Services AG	118,485
			6,503,904
		Internet: 1.0%
5,900	@, L	eBay, Inc.	238,891
1,050	@, L	Internet Security Systems	23,856
2,640	@, L	McAfee, Inc.	80,916
20,350	@, L	Symantec Corp.	426,943
5,950	@	Yahoo!, Inc.	198,373
			968,979
		Investment Companies: 0.4%
886		iShares S&P SmallCap 600 Index Fund	50,901
2,250	L	Midcap SPDR Trust Series 1	293,422
			344,323
		Iron/Steel: 0.3%
170	L	Cleveland-Cliffs, Inc.	12,084
4,000	@	Nucor Corp.	225,920
			238,004
		Leisure Time: 0.2%
2,350		Carnival Corp.	115,949
830	@, L	Multimedia Games, Inc.	8,375
637		Polaris Industries, Inc.	33,557
			157,881
		Lodging: 0.1%
1,350		Boyd Gaming Corp.	62,816
			62,816

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Machinery-Construction and Mining: 0.0%
1,020		JLG Industries, Inc.	$33,446
			33,446
		Machinery-Diversified: 0.1%
797		Albany Intl. Corp.	28,707
650		Applied Industrial Technologies, Inc.	23,342
250		Cognex Corp.	7,438
570	@	Gerber Scientific, Inc.	3,933
959		IDEX Corp.	41,716
			105,136
		Media: 2.3%
11,050	@, L	Comcast Corp.	339,788
7,400		McGraw-Hill Cos., Inc.	356,828
7,200	@@	Mediaset S.p.A.	88,914
13,700		News Corp. - Class A	222,077
23,150		Time Warner, Inc.	414,847
7,750		Viacom, Inc.	263,423
4,094	@@	Vivendi Universal SA	128,999
10,350		Walt Disney Co.	260,717
30		Washington Post Co.	24,960
			2,100,553
		Metal Fabricate/Hardware: 0.2%
392		Commercial Metals Co.	11,733
221		Lawson Products, Inc.	8,597
1,015		Precision Castparts Corp.	98,129
560		Quanex Corp.	34,446
			152,905
		Mining: 0.6%
4,500	@@	Anglo American PLC	113,951
9,500	@@	BHP Billiton Ltd.	148,239
4,400	@	Freeport-McMoRan Copper & Gold, Inc.	185,547
620	@	RTI Intl. Metals, Inc.	21,502
1,300	@@	Umicore	123,967
			593,206
		Miscellaneous Manufacturing: 2.7%
3,900		3M Co.	277,485
647		AptarGroup, Inc.	32,175
362		Clarcor, Inc.	10,245
1,605		Donaldson Co., Inc.	49,177
52,150		General Electric Co.	1,752,762
923		Lancaster Colony Corp.	42,227
705		Pentair, Inc.	27,833
482		Roper Industries, Inc.	18,567
794		Teleflex, Inc.	54,667
3,300		Textron, Inc.	235,290
			2,500,428
		Office Furnishings: 0.1%
1,553		Herman Miller, Inc.	46,435
1,042		HNI Corp.	60,071
			106,506
		Office/Business Equipment: 0.1%
2,700	@@	Canon, Inc.	136,182
			136,182

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Oil and Gas: 9.0%
31,836	@@	BP PLC	$363,072
5,750		Burlington Resources, Inc.	424,293
17,861		ChevronTexaco Corp.	1,096,664
1,210	@, L	Cimarex Energy Co.	51,715
12,700		ConocoPhillips	837,437
6,750		Devon Energy Corp.	410,198
39,350		Exxon Mobil Corp.	2,357,064
1,228	@	Forest Oil Corp.	55,199
1,057		Frontier Oil Corp.	38,739
1,080		Helmerich & Payne, Inc.	64,174
5,900		Marathon Oil Corp.	379,429
1,210		Noble Energy, Inc.	106,649
980	@@	Norsk Hydro ASA	105,302
5,300		Occidental Petroleum Corp.	440,059
555	@, L	Petroleum Development Corp.	21,090
1,190	L	Pogo Producing Co.	66,640
625	@, L	Remington Oil & Gas Corp.	24,081
4,200	@@	Repsol YPF SA	124,118
10,632	@@	Royal Dutch Shell PLC	359,689
444	@	Southwestern Energy Co.	25,708
585	@, L	Stone Energy Corp.	30,648
2,800		Sunoco, Inc.	203,560
622	@, L	Swift Energy Co.	28,568
1,200	@@	Total SA	315,541
3,950		Valero Energy Corp.	420,675
1,020		Vintage Petroleum, Inc.	39,199
			8,389,511
		Oil and Gas Services: 0.2%
638	@, L	Cal Dive Intl., Inc.	39,849
1,050	@, L	Cooper Cameron Corp.	75,757
605	@	Lone Star Technologies, Inc.	33,457
			149,063
		Pharmaceuticals: 4.8%
7,600		Abbott Laboratories	342,988
2,550	L	Amerisourcebergen Corp.	190,409
1,605	@	Barr Laboratories, Inc.	73,204
7,250		Cardinal Health, Inc.	432,173
8,350	@	Caremark Rx, Inc.	390,196
3,600	@	Express Scripts, Inc.	208,296
14,000	@@	GlaxoSmithKline PLC	338,586
3,900	@	Hospira, Inc.	155,376
1,520	@, L	IVAX Corp.	39,368
5,900	@	King Pharmaceuticals, Inc.	86,730
11,100		Merck & Co., Inc.	313,353
1,200	@@	Merck KGaA	103,030
36,500		Pfizer, Inc.	929,654
2,070	@@	Roche Holding AG	286,227
720	@, L	Sepracor, Inc.	36,144
3,500	@@	Takeda Pharmaceutical Co., Ltd.	189,101
2,300	@@	Teva Pharmaceutical Industries Ltd. ADR	74,612
6,600		Wyeth	302,214
			4,491,661
		Pipelines: 0.1%
2,564		National Fuel Gas Co.	77,202
770		Questar Corp.	60,075
			137,277
		Real Estate: 0.3%
12,000	@@	Cheung Kong Holdings Ltd.	131,063
5,500	@@	Leopalace21 Corp.	102,721
			233,784

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Real Estate Investment Trusts: 0.1%
230	L	Colonial Properties Trust	$10,143
735		Developers Diversified Realty Corp.	35,273
180	L	Essex Property Trust, Inc.	15,831
830	L	New Century Financial Corp.	35,681
			96,928
		Retail: 6.7%
625		Abercrombie & Fitch Co.	34,756
450	@	Advance Auto Parts, Inc.	27,419
2,535	L	American Eagle Outfitters, Inc.	72,577
1,450		Barnes & Noble, Inc.	54,767
8,275		Best Buy Co., Inc.	394,387
1,755	@	Brinker Intl., Inc.	65,198
763	@	CEC Entertainment, Inc.	26,163
2,615	@, L	Chico’s FAS, Inc.	90,767
570	@, L	Childrens Place	23,319
2,325		Claire’s Stores, Inc.	54,591
3,400		Darden Restaurants, Inc.	106,794
2,100	@@	Don Quijote Co., Ltd.	133,426
397	@, L	Electronics Boutique Holdings Corp.	25,448
6,700	@@	Enterprise Inns PLC	99,747
5,100		Federated Department Stores, Inc.	351,798
362	@	GameStop Corp.	10,911
590	@, L	Genesco, Inc.	23,429
190	@, L	Guitar Center, Inc.	10,906
7,800	@@	GUS PLC	128,093
590	@, L	Hibbett Sporting Goods, Inc.	19,848
21,850		Home Depot, Inc.	880,991
6,100		J.C. Penney Co., Inc. Holding Co.	296,643
655	@	Jack in the Box, Inc.	23,102
26,875	@@	Kingfisher PLC	121,992
610	L	Landry’s Restaurants, Inc.	17,830
844		Longs Drug Stores Corp.	35,786
3,900		Lowe’s Cos., Inc.	250,809
5,850		McDonald’s Corp.	189,833
987	@, L	Men’s Wearhouse, Inc.	30,084
2,210		Michaels Stores, Inc.	80,223
820	L	Movie Gallery, Inc.	14,752
6,000		Nordstrom, Inc.	201,480
2,130	@	O’Reilly Automotive, Inc.	58,724
190	@, L	P.F. Chang’s China Bistro, Inc.	9,724
590	@	Panera Bread Co.	32,887
420	@, L	Papa John’s Intl., Inc.	20,084
2,190	@, L	Payless Shoesource, Inc.	40,603
980	@, L	Select Comfort Corp.	18,943
810	@, L	Shopko Stores, Inc.	20,145
394	@	Sonic Corp.	12,052
14,900		Staples, Inc.	327,204
233		Stein Mart, Inc.	5,699
11,000	@@	Takashimaya Co., Ltd.	121,885
4,450		Target Corp.	239,188
843	@	Too, Inc.	22,474
210	@, L	Tractor Supply Co.	10,807
16,450		Wal-Mart Stores, Inc.	739,591
13,000		Walgreen Co.	602,289
760	@, L	Williams-Sonoma, Inc.	30,590
358	@, L	Zale Corp.	9,988
			6,220,746

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Savings and Loans: 0.6%
426	L	Downey Financial Corp.	$27,000
413	@, L	FirstFed Financial Corp.	23,768
619	@	Sterling Financial Corp.	23,875
12,200		Washington Mutual, Inc.	507,276
			581,919
		Semiconductors: 2.2%
7,600	@, @@	ASML Holding NV	127,503
837	@	DSP Group, Inc.	21,318
1,371	@	Exar Corp.	21,401
30,350		Intel Corp.	780,603
2,470	@, L	Lam Research Corp.	78,299
3,000		Microchip Technology, Inc.	93,360
412	@, L	Microsemi Corp.	9,925
8,600		National Semiconductor Corp.	214,398
2,200	@	QLogic Corp.	76,032
20,100		Texas Instruments, Inc.	656,868
220	@, L	Varian Semiconductor Equipment Associates, Inc.	9,968
			2,089,675
		Software: 3.9%
11,400	L	Adobe Systems, Inc.	308,256
761	@, L	Advent Software, Inc.	20,973
775	@, L	Ansys, Inc.	29,256
5,600	@	Autodesk, Inc.	241,920
215	@, L	Avid Technology, Inc.	8,030
5,300	@	BMC Software, Inc.	106,000
211	@, L	Cerner Corp.	16,618
9,300	@	Compuware Corp.	84,258
1,126	@	Dun & Bradstreet Corp.	71,692
1,461		Fair Isaac Corp.	59,711
999	@, L	FileNet Corp.	26,543
220		Global Payments, Inc.	14,472
228	@, L	Hyperion Solutions Corp.	9,888
4,500	@, L	Intuit, Inc.	206,280
760	@, L	Mantech Intl. Corp.	23,568
49,400		Microsoft Corp.	1,353,561
778	@	MRO Software, Inc.	13,125
9,300	@	Novell, Inc.	61,194
52,050	@	Oracle Corp.	675,089
4,850	@	Parametric Technology Corp.	29,391
839	@	Progress Software Corp.	25,724
800	@@	SAP AG	136,104
570		SS&C Technologies, Inc.	20,799
2,220	@, L	Sybase, Inc.	49,573
1,045	@, L	Transaction Systems Architects, Inc.	27,985
			3,620,010
		Telecommunications: 4.5%
770	@, L	Anixter Intl., Inc.	29,399
31,050	@	Cisco Systems, Inc.	547,101
225		Commonwealth Telephone Enterprises, Inc.	9,054
11,200	@@	Deutsche Telekom AG	212,907
5,518	@@	Elisa Oyj	100,143
765		Harris Corp.	29,537
5,780	@, @@	Hellenic Telecommunications Organization SA	120,046
29,950		Motorola, Inc.	655,306
763	@, L	Netgear, Inc.	16,916
25	@@	Nippon Telegraph & Telephone Corp.	108,649
30,000	@@	Oki Electric Industry Co., Ltd.	96,763
7,950		Qualcomm, Inc.	315,695
3,700		Scientific-Atlanta, Inc.	141,562
46,000	@@	Telecom Italia S.p.A.	144,992
5,700	@@	Telekom Austria AG	119,793
4,000	@@	Telekomunikasi Indonesia Tbk PT ADR	76,800
420	L	Telephone & Data Systems, Inc.	17,157
44,600		Verizon Communications, Inc.	1,458,865
			4,200,685

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 87.2% (continued)
		Toys/Games/Hobbies: 0.1%
399	@	Department 56, Inc.	$5,183
3,824		Hasbro, Inc.	79,157
853	@, L	JAKKS Pacific, Inc.	14,168
			98,508
		Transportation: 1.6%
495		C.H. Robinson Worldwide, Inc.	30,566
5,400		CSX Corp.	237,222
6,800	@@	Deutsche Post AG	171,685
32	@@	East Japan Railway Co.	171,930
690	L	Expeditors Intl. Washington, Inc.	38,302
562	@, L	Kansas City Southern	11,302
389		Landstar System, Inc.	14,128
8,862		Norfolk Southern Corp.	315,576
795	L	Overseas Shipholding Group, Inc.	48,614
5,300	L	United Parcel Service, Inc.	375,718
1,116	@, L	Yellow Roadway Corp.	52,285
			1,467,328
		Water: 0.1%
3,381	@@	Veolia Environnement	138,093
			138,093
		Total Common Stock
		(Cost $71,385,227)	81,159,384
PREFERRED STOCK: 0.1%
		Banks: 0.1%
4	@, #, C	DG Funding Trust	43,300
			43,300
		Diversified Financial Services: 0.0%
450	@, C	National Rural Utilities Cooperative Finance Corp.	11,043
			11,043
		Insurance: 0.0%
1,050	@, C	Metlife, Inc.	27,111
			27,111
		Telecommunications: 0.0%
15	@, @@, #, C	Centaur Funding Corp.	20,030
			20,030
		Total Preferred Stock
		(Cost $100,816)	101,484

Principal Amount			Value

CORPORATE BONDS/NOTES: 1.7%
		Auto Manufacturers: 0.0%
25,000	L	General Motors Corp., 4.270%, due 03/15/36	$6,875
			6,875

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 1.7% (continued)
		Banks: 0.5%
30,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	$26,040
13,000	@@, #	Banco Santander Santiago Chile SA, 3.720%, due 12/09/09	13,064
9,000	@@, L	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	10,326
20,000	@@, C	Bank of Ireland, 3.689%, due 12/29/49	17,714
20,000	@@, C	Bank of Nova Scotia, 4.186%, due 08/31/85	16,699
21,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	22,624
12,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	11,871
10,000	@@, #, C, L	Danske Bank A/S, 5.914%, due 12/29/49	10,776
10,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	8,375
31,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	31,975
40,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	33,500
20,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	16,823
20,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	19,721
14,000	C	Mellon Capital I, 7.720%, due 12/01/26	15,049
20,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	17,976
7,000	C	NB Capital Trust, 7.830%, due 12/15/26	7,536
6,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	6,537
16,000		PNC Funding Corp., 4.500%, due 03/10/10	16,036
34,000	#, C, L	Rabobank Capital Funding II, 5.260%, due 12/29/49	34,871
40,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	35,039
20,000	@@, C	Societe Generale, 3.625%, due 11/29/49	17,749
40,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	32,300
20,000	@@, C	Standard Chartered PLC, 4.188%, due 07/29/49	16,100
24,000		Wachovia Corp., 5.500%, due 08/01/35	24,770
20,000	@@, C	Westpac Banking Corp., 3.556%, due 09/30/49	17,504
			480,975
		Beverages: 0.1%
15,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	17,775
15,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	18,675
8,000	@@, C	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	8,309
			44,759
		Chemicals: 0.0%
5,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	5,075
10,000		Stauffer Chemical, 5.140%, due 04/15/10	8,057
20,000		Stauffer Chemical, 7.000%, due 04/15/17	10,955
			24,087
		Diversified Financial Services: 0.4%
4,904	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	5,015
18,000	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	18,705
13,000	@@, C	BNP Paribas, 3.563%, due 12/31/49	11,104
28,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	28,280
14,000	C	Citigroup Capital II, 7.750%, due 12/01/36	14,939
26,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	27,972
5,000	@@, C	Financiere CSFB NV, 3.625%, due 03/29/49	4,334
13,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	12,058
17,000	L	Goldman Sachs Group, Inc., 3.538%, due 03/02/10	16,996
16,000	L	HSBC Finance Corp., 5.000%, due 06/30/15	16,114
14,000	#, C	HVB Funding Trust I, 8.741%, due 06/30/31	19,110
13,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	18,147
8,000	L	International Lease Finance Corp., 5.000%, due 04/15/10	8,135
16,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	17,133
17,000	C, L	JPM Capital Trust II, 7.950%, due 02/01/27	18,402
20,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	20,444
36,312	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	37,041
28,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	28,612
9,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	9,962
			332,503
		Electric: 0.1%
22,000	C	Consumers Energy Co., 4.250%, due 04/15/08	21,871
2,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	2,227

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 1.7% (continued)
14,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	$16,844
22,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	22,021
18,000	C	Enterprise Capital Trust II, 4.710%, due 06/30/28	17,851
11,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	11,008
12,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	12,370
5,481		PPL Montana, LLC, 8.903%, due 07/02/20	6,367
7,826	#	Tenaska Virginia Partners, LP, 6.119%, due 03/30/24	8,286
			118,845
		Food: 0.1%
21,000	C	Safeway, Inc., 4.800%, due 07/16/07	21,096
26,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	26,770
			47,866
		Insurance: 0.1%
17,000		Prudential Financial, Inc., 4.104%, due 11/15/06	16,949
32,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	35,564
			52,513
		Media: 0.0%
14,000	C	COX Communications, Inc., 6.850%, due 01/15/18	15,525
			15,525
		Multi-National: 0.0%
11,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	11,106
			11,106
		Oil and Gas: 0.1%
13,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	14,326
16,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	15,713
4,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	4,409
10,000	@@, C, L	Nexen, Inc., 5.200%, due 03/10/15	10,163
26,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	27,027
12,000	C	Valero Energy Corp., 6.125%, due 04/15/07	12,326
25,000	C, L	Valero Energy Corp., 7.500%, due 04/15/32	31,387
			115,351
		Pipelines: 0.0%
17,000		Duke Capital LLC, 4.331%, due 11/16/06	16,963
8,000	C	KN Capital Trust III, 7.630%, due 04/15/28	9,398
			26,361
		Real Estate: 0.1%
25,000	C	EOP Operating, LP, 7.750%, due 11/15/07	26,693
6,000	C	Liberty Property, LP, 6.375%, due 08/15/12	6,499
18,000	C	Liberty Property, LP, 7.750%, due 04/15/09	19,864
			53,056
		Real Estate Investment Trusts: 0.1%
16,000	C	Simon Property Group, LP, 4.875%, due 03/18/10	16,149
34,000	C	Simon Property Group, LP, 6.375%, due 11/15/07	35,296
			51,445
		Retail: 0.0%
22,000	C, L	May Department Stores Co., 3.950%, due 07/15/07	21,817
			21,817

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 1.7% (continued)
		Savings and Loans: 0.0%
14,000	C	Great Western Financial, 8.206%, due 02/01/27	$15,182
			15,182
		Telecommunications: 0.1%
12,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	16,900
22,000	C	BellSouth Corp., 4.200%, due 09/15/09	21,849
13,000	C	BellSouth Corp., 6.000%, due 11/15/34	13,773
11,000	@@, +, L	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	12,662
7,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	8,350
12,000	C, L	SBC Communications, Inc., 6.150%, due 09/15/34	12,952
10,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	10,051
21,000	@@, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	21,104
			117,641
		Total Corporate Bonds/Notes
		(Cost $1,523,745)	1,535,907
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.9%
		Federal Home Loan Bank: 0.1%
90,000	L	3.250%, due 12/17/07	88,429
			88,429
		Federal Home Loan Mortgage Corporation: 0.8%
145,000	C	2.700%, due 03/16/07	142,196
45,000	L	4.000%, due 08/17/07	45,029
70,668	C	4.500%, due 12/15/16	70,782
29,347	C	4.500%, due 06/15/17	29,388
73,000	C	5.000%, due 05/15/20	73,717
199,385	C	5.500%, due 11/15/18	204,415
44,000		5.875%, due 03/21/11	47,183
74,146	C	6.000%, due 01/15/29	76,855
73,330		6.500%, due 01/01/24	76,224
			765,789
		Federal National Mortgage Association: 2.9%
45,000		3.000%, due 08/15/07	44,152
88,000	C, L	3.500%, due 01/28/08	86,843
65,000	C	3.800%, due 01/18/08	64,534
134,000	C	3.875%, due 02/01/08	133,053
28,000	L	4.250%, due 09/15/07	28,126
33,578		4.500%, due 09/25/16	33,593
221,000		4.500%, due 09/15/18	219,204
12,000	W	4.500%, due 09/15/35	11,644
83,000		4.625%, due 10/15/13	85,008
16,096		4.821%, due 11/01/34	16,157
30,000		4.823%, due 08/01/35	30,018
276,000	W	5.000%, due 09/15/18	277,984
427,000	W	5.000%, due 09/15/34	424,197
82,000		5.250%, due 08/01/12	86,377
48,708		5.500%, due 02/01/18	49,793
12,000	W	5.500%, due 09/15/18	12,259
419,000	W	5.500%, due 09/15/33	423,321
78,550		5.500%, due 11/01/33	79,474
60,527		6.000%, due 08/01/16	62,533
31,193		6.000%, due 07/01/17	32,230
29,000	W	6.000%, due 09/15/18	29,933
46,893		6.000%, due 04/25/31	48,893
89,000	W	6.000%, due 10/15/34	90,975
65,000		6.500%, due 09/15/33	67,173
22,703		6.500%, due 12/01/33	23,499
38,000		6.625%, due 11/15/10	42,379
154,652		7.000%, due 12/01/27	162,593
17,042		7.000%, due 04/01/32	17,880
2,000		7.000%, due 08/01/35	2,097
			2,685,922

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.9% (continued)
		Government National Mortgage Association: 0.1%
13,683		6.500%, due 01/15/29	$14,291
42,203		7.000%, due 02/15/28	44,466
			58,757
		Total U.S. Government Agency Obligations
		(Cost $3,583,971)	3,598,897
U.S. TREASURY OBLIGATIONS: 3.1%
		U.S. Treasury Bonds: 0.5%
138,000	L	5.375%, due 02/15/31	161,837
35,000	L	5.500%, due 08/15/28	41,021
76,000	L	6.000%, due 02/15/26	93,225
40,000	L	6.250%, due 08/15/23	49,578
38,000	C, L	10.375%, due 11/15/12	43,167
32,000	C, L	13.250%, due 05/15/14	42,301
			431,129
		U.S. Treasury Notes: 2.6%
501,000	L	3.875%, due 07/31/07	501,451
1,000		4.000%, due 08/31/07	1,003
44,000	L	4.000%, due 04/15/10	44,256
329,000	L	4.125%, due 08/15/08	331,750
487,000	L	4.125%, due 08/15/10	492,822
990,000	L, W	4.250%, due 08/15/15	1,009,028
			2,380,310
		U.S. Treasury STRIP: 0.0%
72,000		4.240%, due 05/15/16	46,140
			46,140
		Total U.S. Treasury Obligations
		(Cost $2,804,347)	2,857,579
ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.1%
16,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	15,719
42,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	41,300
			57,019
		Credit Card Asset-Backed Securities: 0.2%
15,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	15,041
15,000	C	Capital One Master Trust, 4.900%, due 03/15/10	15,199
60,000	C	Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	61,391
50,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	50,606
			142,237
		Other Asset-Backed Securities: 0.0%
23,431	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	23,283
18,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	17,882
			41,165
		Total Asset-Backed Securities
		(Cost $244,973)	240,421

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
		Commercial Mortgage-Backed Securities: 0.5%
37,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	$36,243
11,000	C	COMM, 3.600%, due 03/10/39	10,741
121,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	119,800
11,000	C	CS First Boston Mortgage Securities Corp., 7.780%, due 04/14/62	12,472
58,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	61,083
140,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	153,337
8,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	7,945
10,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	9,984
7,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	6,941
			418,546
		Whole Loan Collateralized Mortgage Obligations: 0.4%
19,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	19,275
112,000	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	112,489
31,717	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	32,305
25,151	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	25,175
38,613	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	39,407
109,911	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	110,255
56,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	57,687
22,558	C	Thornburg Mortgage Securities Trust, 4.011%, due 09/25/34	22,618
			419,211
		Whole Loan Collateralized Support CMO: 0.0%
15,459	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	15,638
18,895	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	19,020
			34,658
		Total Collateralized Mortgage Obligations
		(Cost $881,116)	872,415
MUNICIPAL BONDS: 0.0%
		Municipal: 0.0%
5,000		City of New York, NY, 5.000%, due 11/01/08	5,278
5,000		City of New York, NY, 5.000%, due 11/01/11	5,426
10,000	C	City of New York, NY, 5.000%, due 11/01/15	10,969
5,000	C	City of New York, NY, 5.000%, due 04/01/35	5,264
5,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	4,923
5,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	5,000
		Total Municipal Bonds
		(Cost $36,851)	36,860
		Total Long-Term Investments
		(Cost $80,561,046)	90,402,947
SHORT-TERM INVESTMENTS: 15.5%
		Commercial Paper: 2.6%
$500,000	#	Concord Minutemen Capital Co., LLC, 3.610%, due 09/22/05	$498,900
700,000	S	Master Funding LLC, 3.270%, due 09/14/05	699,110
1,200,000		Master Funding LLC, 3.570%, due 09/20/05	1,197,623
		Total Commercial Paper
		(Cost $2,395,816)	2,395,633
		Repurchase Agreement: 2.5%
2,353,000	S	Morgan Stanley Repurchase Agreement dated 07/31/05, 3.580%, due 08/01/05 $2,353,234 to be received upon repurchase (Collateralized by $4,770,000 Other U.S. Agency Obligations, 0.000% Market Value plus accrued interest $2,401,457, due 01/15/20)	2,353,000
		Total Repurchase Agreement
		(Cost $2,353,000)	2,353,000

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 15.5% (continued)
	Securities Lending Collateral(cc): 10.4%
9,697,611	The Bank of New York Institutional Cash Reserves Fund		$9,697,611
	Total Securities Lending Collateral
	(Cost $9,697,611)		9,697,611
	Total Short-Term Investments
	(Cost $14,446,427)		14,446,244
	Total Investments In Securities
	(Cost $95,007,473)*	112.7%	$104,849,191
	Other Assets and Liabilities—Net	(12.7)	(11,785,777)
	Net Assets	100.0%	$93,063,414

Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
*	Cost for federal income tax purposes is $95,938,874
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,067,381
	Gross Unrealized Depreciation	(1,157,064)
	Net Unrealized Appreciation	$8,910,317

Information concerning open futures contracts for the ING Strategic Allocation Growth Fund at August 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
	Contracts	Market Value	Date	Gain (Loss)
Long Contracts
U.S. 10 Year Future	3	$338,766	09/21/05	$2,702
U.S. Long Bond	3	355,125	09/21/05	1,451
				$4,153
Short Contracts
U.S. 5 Year Note	4	$434,125	09/21/05	$(366)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 46.8%
		Advertising: 0.0%
409	L	Catalina Marketing Corp.	$9,791
5	@@	Dentsu, Inc.	13,167
			22,958
		Aerospace/Defense: 1.4%
2,910		Boeing Co.	195,029
278		DRS Technologies, Inc.	14,303
414		Engineered Support Systems, Inc.	14,117
1,010		General Dynamics Corp.	115,736
1,970		Lockheed Martin Corp.	122,613
414	@	Moog, Inc.	13,045
2,000		Northrop Grumman Corp.	112,180
397	@	Teledyne Technologies, Inc.	15,336
1,510		United Technologies Corp.	75,500
			677,859
		Agriculture: 1.0%
2,980		Altria Group, Inc.	210,686
2	@@	Japan Tobacco, Inc.	28,899
1,650		Monsanto Co.	105,336
810		Reynolds American, Inc.	67,991
1,400	@@	Swedish Match AB	17,745
1,200		UST, Inc.	51,072
			481,729
		Airlines: 0.1%
257	@, L	Alaska Air Group, Inc.	8,666
680	L	Skywest, Inc.	16,123
			24,789
		Apparel: 0.6%
2,680	@	Coach, Inc.	88,949
127		Haggar Corp.	2,939
397		K-Swiss, Inc.	12,164
1,330		Nike, Inc.	104,950
399	@	Quiksilver, Inc.	6,085
760		VF Corp.	45,076
659		Wolverine World Wide, Inc.	13,885
			274,048
		Auto Manufacturers: 0.4%
552	@@	DaimlerChrysler AG	28,457
10,800		Ford Motor Co.	107,676
2,000	@@	Nissan Motor Co., Ltd.	20,966
556		Oshkosh Truck Corp.	22,301
500	@@	Volvo AB	21,371
			200,771
		Auto Parts and Equipment: 0.2%
321		BorgWarner, Inc.	18,766
4,000	@@	Bosch Automotive Systems Corp.	21,354
1,310	@, L	Goodyear Tire & Rubber Co.	22,007
310		Modine Manufacturing Co.	10,900
600	@@	NOK Corp.	16,163
			89,190

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Banks: 3.2%
480	@@	Alpha Bank AE	$13,353
4,181	@@	Banca Intesa S.p.A.	20,144
100	@@, L	Banco Itau Holding Financeira SA ADR	10,478
9,810		Bank of America Corp.	422,124
1,200	@@	Bank of Ireland	18,827
400	@@	BNP Paribas	29,117
801		Colonial Bancgroup, Inc.	18,631
1,310		Comerica, Inc.	79,242
316	L	Commerce Bancorp, Inc.	10,656
1,000	@@	Commerzbank AG	26,049
419		Community Bank System, Inc.	9,901
2,000	@@	DBS Group Holdings Ltd.	18,602
310	@@	Deutsche Bank AG	26,893
149		East-West Bancorp, Inc.	5,057
798	@@	First Bancorp Puerto Rico	14,731
792	L	Fremont General Corp.	18,073
2,633	@@	HBOS PLC	41,314
301	L	Hibernia Corp.	9,557
140		Hudson United BanCorp	5,915
500	@@	ICICI Bank Ltd. ADR	11,690
300	@@	KBC Bancassurance Holding	24,853
2,800		KeyCorp	92,736
106		Mercantile Bankshares Corp.	5,706
3	@@	Mitsubishi Tokyo Financial Group, Inc.	30,836
5	@@	Mizuho Financial Group, Inc.	27,866
3,100		National City Corp.	113,553
140	@@	OTP Bank Rt. GDR	11,060
1,400	@@	Royal Bank of Scotland Group PLC	40,951
2,000	@@	Sumitomo Trust & Banking Co., Ltd.	13,891
1,300	@@	Suncorp-Metway Ltd.	19,332
2,760		U.S. Bancorp	80,647
470	@@	UBS AG	38,417
2,230		Wachovia Corp.	110,653
2,410		Wells Fargo & Co.	143,684
553		Whitney Holding Corp.	17,099
			1,581,638
		Beverages: 1.0%
646		Brown-Forman Corp.	36,583
3,180		Coca-Cola Co.	139,920
690	@@	Coca-Cola Hellenic Bottling Co. SA	21,079
2,200	@@	Diageo PLC	31,454
641		PepsiAmericas, Inc.	16,166
4,910		PepsiCo, Inc.	269,314
			514,516
		Biotechnology: 0.4%
1,750	@	Amgen, Inc.	139,825
541	@	Arqule, Inc.	4,133
360	@	Charles River Laboratories Intl., Inc.	18,295
812	@	Regeneron Pharmaceuticals, Inc.	6,066
1,074	@	Savient Pharmaceuticals, Inc.	4,339
			172,658
		Building Materials: 0.1%
252		Florida Rock Industries, Inc.	14,263
200	@@	Lafarge SA	18,603
330		Martin Marietta Materials, Inc.	23,866
259		Universal Forest Products, Inc.	14,097
			70,829

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Chemicals: 0.6%
484		Chemtura Corp.	$8,305
1,370		Dow Chemical Co.	59,184
1,330		E.I. du Pont EI de Nemours & Co.	52,628
600		Eastman Chemical Co.	28,782
319	@	FMC Corp.	18,170
399		HB Fuller Co.	13,091
467	L	Lyondell Chemical Co.	12,049
1,230		PPG Industries, Inc.	77,466
500	@@, #	Reliance Industries Ltd. GDR	16,285
7,000	@@	Showa Denko KK	21,057
540		Wellman, Inc.	3,753
			310,770
		Coal: 0.0%
270	L	Massey Energy Co.	13,716
			13,716
		Commercial Services: 0.9%
500		Adesa, Inc.	11,400
390		Administaff, Inc.	14,028
369	@	Alliance Data Systems Corp.	15,524
480	@, L	Career Education Corp.	18,816
5,500		Cendant Corp.	111,871
259	@	Consolidated Graphics, Inc.	10,000
247		Corporate Executive Board Co.	19,950
417	@	Education Management Corp.	14,124
870		Equifax, Inc.	28,745
283	@, L	Heidrick & Struggles Intl., Inc.	9,345
326	@, L	Korn/Ferry Intl.	6,461
657	@	Labor Ready, Inc.	14,927
120		Manpower, Inc.	5,407
1,930		McKesson Corp.	90,073
416	@	Pharmaceutical Product Development, Inc.	23,408
255	L	Pre-Paid Legal Services, Inc.	10,325
823	@, L	Quanta Services, Inc.	9,876
5,500	@@	Rentokil Initial PLC	16,065
395		Rollins, Inc.	7,766
140	@, L	Vertrue, Inc.	4,834
			442,945
		Computers: 2.1%
532		Agilysys, Inc.	9,549
271	@	Anteon Intl. Corp.	12,452
3,430	@	Apple Computer, Inc.	160,970
252	@	Brooktrout, Inc.	3,226
274	@	CACI Intl., Inc.	17,163
1,208	@, L	Cadence Design Systems, Inc.	19,340
250	@, L	Cognizant Technology Solutions Corp.	11,383
7,240	@	Dell, Inc.	257,744
90	@	DST Systems, Inc.	4,833
4,230		Hewlett-Packard Co.	117,425
276		Imation Corp.	11,622
2,380		International Business Machines Corp.	191,876
130	@, L	Kronos, Inc.	5,633
402	@, L	Micros Systems, Inc.	17,925
278		MTS Systems Corp.	11,459
410	@	Radiant Systems, Inc.	4,842
319	@, L	SanDisk Corp.	12,387
416	@	Storage Technology Corp.	15,371
23,890	@	Sun Microsystems, Inc.	90,782
790	@	Synopsys, Inc.	15,010
276	L	Talx Corp.	9,842
826	@@	TietoEnator OYJ	27,658
1,102	@, L	Western Digital Corp.	15,263
			1,043,755

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Cosmetics/Personal Care: 0.4%
3,610	L	Procter & Gamble Co.	$200,283
			200,283
		Distribution/Wholesale: 0.3%
140	L	Building Material Holding Corp.	13,087
85		CDW Corp.	5,022
1,300		Genuine Parts Co.	59,566
264		Hughes Supply, Inc.	8,356
144		SCP Pool Corp.	5,270
3,000	@@	Sumitomo Corp.	28,440
130	@, L	United Stationers, Inc.	6,097
			125,838
		Diversified Financial Services: 1.4%
1,750		American Express Co.	96,670
731	@, L	AmeriCredit Corp.	18,231
1,410		CIT Group, Inc.	63,845
1,460		Fannie Mae	74,518
6,000	@@	Hong Kong Exchanges and Clearing Ltd.	18,521
360	L	Indymac Bancorp, Inc.	14,339
138		Legg Mason, Inc.	14,425
1,310		Lehman Brothers Holdings, Inc.	138,415
1,330		Merrill Lynch & Co., Inc.	76,023
1,650		Morgan Stanley	83,936
100	@@	ORIX Corp.	16,512
2,020	@, L	Providian Financial Corp.	37,572
387	@	World Acceptance Corp.	9,903
			662,910
		Electric: 1.3%
800	@@	Chubu Electric Power Co., Inc.	19,461
500		Dominion Resources, Inc.	38,240
1,500	L	Duke Energy Corp.	43,485
400	@@	E.ON AG	38,185
2,300		Edison Intl.	103,569
1,070		Exelon Corp.	57,662
2,218		FirstEnergy Corp.	113,186
1,000	@@	Fortum Oyj	19,419
1,186		Pepco Holdings, Inc.	27,088
298		SCANA Corp.	12,632
1,320		TXU Corp.	128,067
310		Wisconsin Energy Corp.	12,143
346		WPS Resources Corp.	19,943
			633,080
		Electrical Components and Equipment: 0.1%
372		AMETEK, Inc.	14,988
343	@	Energizer Holdings, Inc.	22,261
40	@@	Samsung Electronics Co., Ltd. GDR	10,535
2,000	@@	Sumitomo Electric Industries Ltd.	24,648
			72,432
		Electronics: 0.4%
400		Amphenol Corp.	16,964
151	L	Analogic Corp.	7,527
519	@	Arrow Electronics, Inc.	15,477
707	@, L	Avnet, Inc.	17,710
140	@, L	Benchmark Electronics, Inc.	4,075
529		Brady Corp.	16,510
407	@	Coherent, Inc.	12,939
410	@, L	Cymer, Inc.	13,735

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
6	L	Daktronics, Inc.	$131
265	@, L	FLIR Systems, Inc.	8,557
270	@	Itron, Inc.	12,493
1,100	@@	Koninklijke Philips Electronics NV	29,055
81		Park Electrochemical Corp.	1,956
6,698	@, L	Solectron Corp.	27,462
149	@, L	Trimble Navigation Ltd.	5,441
			190,032
		Energy-Alternate Sources: 0.0%
410	@, L	Headwaters, Inc.	15,785
			15,785
		Engineering and Construction: 0.1%
4,000	@@	Taisei Corp.	14,577
420	@	URS Corp.	15,826
200	@@	Vinci SA	17,736
			48,139
		Entertainment: 0.1%
283	@	Argosy Gaming Co.	13,205
3,600	@@	Hilton Group PLC	20,431
291		International Speedway Corp.	16,316
1,700	@@	Tabcorp Holdings Ltd.	21,145
			71,097
		Environmental Control: 0.1%
509		Republic Services, Inc.	18,441
139	@, L	Waste Connections, Inc.	4,912
			23,353
		Food: 0.4%
3,970		Archer-Daniels-Midland Co.	89,364
387		Corn Products Intl., Inc.	8,715
800		Flowers Foods, Inc.	21,784
272		Nash Finch Co.	11,424
1,004		SUPERVALU, Inc.	34,939
337	L	Tootsie Roll Industries, Inc.	10,737
2,600	@@	Unilever PLC	26,159
80	L	Whole Foods Market, Inc.	10,341
			213,463
		Forest Products and Paper: 0.0%
262		Schweitzer-Mauduit Intl., Inc.	6,031
			6,031
		Gas: 0.2%
6,800	@@	Centrica PLC	30,614
408		Energen Corp.	15,635
572	@, L	Southern Union Co.	14,089
1,466		UGI Corp.	40,534
			100,872
		Hand/Machine Tools: 0.1%
580		Black & Decker Corp.	49,474
			49,474
		Healthcare-Products: 1.1%
270	@, L	Advanced Neuromodulation Systems, Inc.	13,902
135	L	Cooper Cos., Inc.	9,257

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
278	@	Haemonetics Corp.	$12,354
280	@	Hologic, Inc.	13,504
200	@@	Hoya Corp.	26,114
130	@	Idexx Laboratories, Inc.	8,325
4,290		Johnson & Johnson	271,943
270		LCA-Vision, Inc.	11,084
1,730		Medtronic, Inc.	98,610
130	L	Mentor Corp.	6,838
276	@, L	Patterson Cos., Inc.	11,057
130	@, L	ResMed, Inc.	9,404
656	@	Respironics, Inc.	25,689
145		Vital Signs, Inc.	6,521
			524,602
		Healthcare-Services: 1.5%
1,550		Aetna, Inc.	123,489
537	@	AMERIGROUP Corp.	18,344
527	@, L	Centene Corp.	16,063
402	@	Community Health Systems, Inc.	14,806
300	@@, L	Fresenius Medical Care AG	27,210
490	@	Health Net, Inc.	22,594
1,210	@	Humana, Inc.	58,274
448	@	Lincare Holdings, Inc.	18,968
355	@, L	PacifiCare Health Systems, Inc.	26,760
270	@, L	Sierra Health Services, Inc.	18,171
4,270		UnitedHealth Group, Inc.	219,904
331		Universal Health Services, Inc.	16,917
2,360	@	WellPoint, Inc.	175,230
			756,730
		Holding Companies-Diversified: 0.0%
5,000	@@	Citic Pacific Ltd.	13,990
			13,990
		Home Builders: 0.2%
291		Lennar Corp.	18,071
130		MDC Holdings, Inc.	9,929
150	@, L	Meritage Homes Corp.	11,744
10	@, L	NVR, Inc.	8,850
260		Standard-Pacific Corp.	11,422
260	@, L	Toll Brothers, Inc.	12,493
			72,509
		Home Furnishings: 0.0%
394	@	Audiovox Corp.	7,124
82		Harman Intl. Industries, Inc.	8,479
			15,603
		Household Products/Wares: 0.4%
451	L	American Greetings Corp.	11,451
104	L	Church & Dwight, Inc.	3,969
150	@, L	Fossil, Inc.	3,299
200	@@	Henkel KGaA	18,938
2,200		Kimberly-Clark Corp.	137,104
			174,761
		Housewares: 0.0%
409	L	Toro Co.	15,881
			15,881

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Insurance: 3.8%
1,885	@@	ACE Ltd.	$83,713
2,720		Allstate Corp.	152,891
395		American Financial Group, Inc.	13,244
3,790		American Intl. Group, Inc.	224,369
1,190		Chubb Corp.	103,482
810		CIGNA Corp.	93,409
70	@@	Everest Re Group Ltd.	6,481
324		Fidelity National Financial, Inc.	12,675
418		First American Corp.	17,393
1,600		Hartford Financial Services Group, Inc.	116,880
637		HCC Insurance Holdings, Inc.	16,976
254		LandAmerica Financial Group, Inc.	15,016
8,100	@@	Legal & General Group PLC	16,272
1,021		Loews Corp.	89,531
3,040	L	MetLife, Inc.	148,899
700		MGIC Investment Corp.	43,701
445		Ohio Casualty Corp.	11,241
825		Old Republic Intl. Corp.	20,765
255	@, L	Philadelphia Consolidated Holding Co.	19,811
2,000		Principal Financial Group, Inc.	91,600
1,110		Progressive Corp.	107,015
2,280		Prudential Financial, Inc.	146,764
1,800	@@	QBE Insurance Group Ltd.	23,287
400		Radian Group, Inc.	20,472
950		Safeco Corp.	49,533
283		Selective Insurance Group, Inc.	13,397
3,100		St. Paul Travelers Cos., Inc.	133,331
400	@@	Swiss Reinsurance Co.	25,751
420		UICI	12,961
518		W.R. Berkley Corp.	18,384
264		Zenith National Insurance Corp.	16,672
120	@, @@	Zurich Financial Services AG	21,221
			1,887,137
		Internet: 0.6%
1,700	@	eBay, Inc.	68,833
550	@, L	Internet Security Systems	12,496
711	@, L	McAfee, Inc.	21,792
6,050	@, L	Symantec Corp.	126,930
1,810	@	Yahoo!, Inc.	60,345
			290,396
		Investment Companies: 0.2%
796	L	iShares S&P SmallCap 600 Index Fund	45,730
431	L	Midcap SPDR Trust Series 1	56,207
			101,937
		Iron/Steel: 0.2%
120	L	Cleveland-Cliffs, Inc.	8,530
1,210	@	Nucor Corp.	68,340
			76,870
		Leisure Time: 0.1%
790		Carnival Corp.	38,979
410	@, L	Multimedia Games, Inc.	4,137
393		Polaris Industries, Inc.	20,703
			63,819
		Lodging: 0.0%
359		Boyd Gaming Corp.	16,704
			16,704
		Machinery-Construction and Mining: 0.0%
540		JLG Industries, Inc.	17,707
			17,707

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Machinery-Diversified: 0.1%
401		Albany Intl. Corp.	$14,444
397		Applied Industrial Technologies, Inc.	14,256
140		Cognex Corp.	4,165
197	@	Gerber Scientific, Inc.	1,359
418		IDEX Corp.	18,184
			52,408
		Media: 1.2%
3,240	@, L	Comcast Corp.	99,630
2,120		McGraw-Hill Cos., Inc.	102,226
1,300	@@	Mediaset S.p.A.	16,054
3,930		News Corp. - Class A	63,705
6,630		Time Warner, Inc.	118,810
2,320		Viacom, Inc.	78,857
698	@@	Vivendi Universal SA	21,994
2,960		Walt Disney Co.	74,562
10		Washington Post Co.	8,320
			584,158
		Metal Fabricate/Hardware: 0.1%
255		Commercial Metals Co.	7,632
130		Lawson Products, Inc.	5,057
291		Precision Castparts Corp.	28,134
266		Quanex Corp.	16,362
			57,185
		Mining: 0.3%
700	@@	Anglo American PLC	17,726
1,600	@@	BHP Billiton Ltd.	24,967
1,300	@	Freeport-McMoRan Copper & Gold, Inc.	54,820
390	@	RTI Intl. Metals, Inc.	13,525
200	@@	Umicore	19,072
			130,110
		Miscellaneous Manufacturing: 1.5%
1,070		3M Co.	76,130
387		AptarGroup, Inc.	19,246
150		Clarcor, Inc.	4,245
425		Donaldson Co., Inc.	13,022
15,440		General Electric Co.	518,937
262		Lancaster Colony Corp.	11,987
131		Pentair, Inc.	5,172
280		Roper Industries, Inc.	10,786
256		Teleflex, Inc.	17,626
1,000		Textron, Inc.	71,300
			748,451
		Office Furnishings: 0.1%
408		Herman Miller, Inc.	12,199
302		HNI Corp.	17,411
			29,610
		Office/Business Equipment: 0.0%
400	@@	Canon, Inc.	20,175
			20,175

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Oil and Gas: 4.9%
5,500	@@	BP PLC	$62,724
1,690		Burlington Resources, Inc.	124,705
5,306		ChevronTexaco Corp.	325,788
665	@	Cimarex Energy Co.	28,422
3,800		ConocoPhillips	250,572
2,070		Devon Energy Corp.	125,794
11,680		Exxon Mobil Corp.	699,633
349	@	Forest Oil Corp.	15,688
554		Frontier Oil Corp.	20,304
308		Helmerich & Payne, Inc.	18,301
1,710		Marathon Oil Corp.	109,970
340		Noble Energy, Inc.	29,968
160	@@	Norsk Hydro ASA	17,192
1,610		Occidental Petroleum Corp.	133,678
269	@, L	Petroleum Development Corp.	10,222
340	L	Pogo Producing Co.	19,040
387	@, L	Remington Oil & Gas Corp.	14,911
700	@@	Repsol YPF SA	20,686
1,781	@@	Royal Dutch Shell PLC	60,253
260	@	Southwestern Energy Co.	15,054
272	@, L	Stone Energy Corp.	14,250
860		Sunoco, Inc.	62,522
283	@, L	Swift Energy Co.	12,998
200	@@	Total SA	52,590
1,130		Valero Energy Corp.	120,345
540		Vintage Petroleum, Inc.	20,752
			2,386,362
		Oil and Gas Services: 0.1%
390	@, L	Cal Dive Intl., Inc.	24,359
301	@, L	Cooper Cameron Corp.	21,717
283	@	Lone Star Technologies, Inc.	15,650
			61,726
		Pharmaceuticals: 2.4%
2,300		Abbott Laboratories	103,799
740	L	Amerisourcebergen Corp.	55,256
418	@	Barr Laboratories, Inc.	19,065
2,160		Cardinal Health, Inc.	128,758
2,460	@	Caremark Rx, Inc.	114,956
1,100	@	Express Scripts, Inc.	63,646
2,400	@@	GlaxoSmithKline PLC	58,043
1,100	@	Hospira, Inc.	43,824
400	@, L	IVAX Corp.	10,360
1,800	@	King Pharmaceuticals, Inc.	26,460
3,170		Merck & Co., Inc.	89,489
200	@@	Merck KGaA	17,172
10,780		Pfizer, Inc.	274,567
340	@@	Roche Holding AG	47,013
131	@, L	Sepracor, Inc.	6,576
600	@@	Takeda Pharmaceutical Co., Ltd.	32,417
400	@@	Teva Pharmaceutical Industries Ltd. ADR	12,976
1,900		Wyeth	87,001
			1,191,378
		Pipelines: 0.1%
700		National Fuel Gas Co.	21,077
250		Questar Corp.	19,505
			40,582
		Real Estate: 0.1%
2,000	@@	Cheung Kong Holdings Ltd.	21,844
900	@@	Leopalace21 Corp.	16,809
			38,653

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Real Estate Investment Trusts: 0.1%
130	L	Colonial Properties Trust	$5,733
140		Developers Diversified Realty Corp.	6,719
125	L	Essex Property Trust, Inc.	10,994
416	L	New Century Financial Corp.	17,883
			41,329
		Retail: 3.8%
117		Abercrombie & Fitch Co.	6,506
90	@	Advance Auto Parts, Inc.	5,484
681	L	American Eagle Outfitters, Inc.	19,497
389		Barnes & Noble, Inc.	14,693
2,465	L	Best Buy Co., Inc.	117,481
439	@	Brinker Intl., Inc.	16,309
400	@	CEC Entertainment, Inc.	13,716
716	@, L	Chico’s FAS, Inc.	24,852
270	@, L	Childrens Place	11,046
644		Claire’s Stores, Inc.	15,121
970	L	Darden Restaurants, Inc.	30,468
300	@@	Don Quijote Co., Ltd.	19,061
149	@	Electronics Boutique Holdings Corp.	9,551
1,100	@@	Enterprise Inns PLC	16,376
1,500		Federated Department Stores, Inc.	103,470
145	@	GameStop Corp.	4,370
280	@, L	Genesco, Inc.	11,119
120	@, L	Guitar Center, Inc.	6,888
1,300	@@	GUS PLC	21,349
280	@, L	Hibbett Sporting Goods, Inc.	9,419
6,450		Home Depot, Inc.	260,063
1,830		J.C. Penney Co., Inc. Holding Co.	88,993
397	@, L	Jack in the Box, Inc.	14,002
4,575	@@	Kingfisher PLC	20,767
280	L	Landry’s Restaurants, Inc.	8,184
420		Longs Drug Stores Corp.	17,808
1,130		Lowe’s Cos., Inc.	72,670
1,870		McDonald’s Corp.	60,682
533	@, L	Men’s Wearhouse, Inc.	16,246
523		Michaels Stores, Inc.	18,985
410	L	Movie Gallery, Inc.	7,376
1,700		Nordstrom, Inc.	57,086
510	@	O’Reilly Automotive, Inc.	14,061
125	@, L	P.F. Chang’s China Bistro, Inc.	6,398
275	@	Panera Bread Co.	15,329
260	@, L	Papa John’s Intl., Inc.	12,433
514	@, L	Payless Shoesource, Inc.	9,530
530	@, L	Select Comfort Corp.	10,245
411	@, L	Shopko Stores, Inc.	10,222
252	@	Sonic Corp.	7,709
4,300		Staples, Inc.	94,428
133		Stein Mart, Inc.	3,253
2,000	@@	Takashimaya Co., Ltd.	22,161
1,310		Target Corp.	70,413
417	@, L	Too, Inc.	11,117
130	@, L	Tractor Supply Co.	6,690
4,740		Wal-Mart Stores, Inc.	213,109
3,890		Walgreen Co.	180,223
250	@, L	Williams-Sonoma, Inc.	10,063
144	@, L	Zale Corp.	4,018
			1,821,040
		Savings and Loans: 0.4%
265	L	Downey Financial Corp.	16,796
260	@, L	FirstFed Financial Corp.	14,963
283	@	Sterling Financial Corp.	10,915
3,600		Washington Mutual, Inc.	149,688
			192,362

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Semiconductors: 1.2%
1,300	@, @@	ASML Holding NV	$21,810
412	@	DSP Group, Inc.	10,494
681	@, L	Exar Corp.	10,630
9,010		Intel Corp.	231,736
671	@, L	Lam Research Corp.	21,271
789		Microchip Technology, Inc.	24,554
150	@, L	Microsemi Corp.	3,614
2,500		National Semiconductor Corp.	62,325
600	@	QLogic Corp.	20,736
5,920		Texas Instruments, Inc.	193,466
130	@, L	Varian Semiconductor Equipment Associates, Inc.	5,890
			606,526
		Software: 2.2%
3,340	L	Adobe Systems, Inc.	90,313
250	@, L	Advent Software, Inc.	6,890
402	@	Ansys, Inc.	15,176
1,610	@	Autodesk, Inc.	69,552
130	@, L	Avid Technology, Inc.	4,856
1,600	@	BMC Software, Inc.	32,000
130	@, L	Cerner Corp.	10,239
2,710	@	Compuware Corp.	24,553
317	@	Dun & Bradstreet Corp.	20,183
386		Fair Isaac Corp.	15,776
531	@, L	FileNet Corp.	14,109
130		Global Payments, Inc.	8,551
136	@, L	Hyperion Solutions Corp.	5,898
1,300	@, L	Intuit, Inc.	59,592
400	@	Mantech Intl. Corp.	12,404
14,650		Microsoft Corp.	401,409
397	@	MRO Software, Inc.	6,697
2,700	@, L	Novell, Inc.	17,766
15,410	@	Oracle Corp.	199,867
1,630	@	Parametric Technology Corp.	9,878
416	@	Progress Software Corp.	12,755
150	@@	SAP AG	25,520
270		SS&C Technologies, Inc.	9,852
635	@, L	Sybase, Inc.	14,180
301	@, L	Transaction Systems Architects, Inc.	8,061
			1,096,077
		Telecommunications: 2.3%
403	@, L	Anixter Intl., Inc.	15,387
9,310	@	Cisco Systems, Inc.	164,042
140		Commonwealth Telephone Enterprises, Inc.	5,634
1,900	@@	Deutsche Telekom AG	36,118
936	@@	Elisa Oyj	16,987
251		Harris Corp.	9,691
950	@, @@	Hellenic Telecommunications Organization SA	19,731
8,700		Motorola, Inc.	190,355
400	@, L	Netgear, Inc.	8,868
4	@@	Nippon Telegraph & Telephone Corp.	17,384
5,000	@@	Oki Electric Industry Co., Ltd.	16,127
2,260		Qualcomm, Inc.	89,745
1,010		Scientific-Atlanta, Inc.	38,643
7,400	@@	Telecom Italia S.p.A.	23,325
1,000	@@	Telekom Austria AG	21,016
600	@@	Telekomunikasi Indonesia Tbk PT ADR	11,520
100	L	Telephone & Data Systems, Inc.	4,085
13,190	L	Verizon Communications, Inc.	431,444
			1,120,102

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 46.8% (continued)
		Toys/Games/Hobbies: 0.1%
254	@	Department 56, Inc.	$3,299
1,147		Hasbro, Inc.	23,744
412	@, L	JAKKS Pacific, Inc.	6,843
			33,886
		Transportation: 0.8%
100		C.H. Robinson Worldwide, Inc.	6,175
1,610		CSX Corp.	70,727
1,200	@@	Deutsche Post AG	30,297
6	@@	East Japan Railway Co.	32,237
130	L	Expeditors Intl. Washington, Inc.	7,216
270	@, L	Kansas City Southern	5,430
256		Landstar System, Inc.	9,298
2,532		Norfolk Southern Corp.	90,165
262		Overseas Shipholding Group, Inc.	16,021
1,610	L	United Parcel Service, Inc.	114,133
321	@, L	Yellow Roadway Corp.	15,039
			396,738
		Water: 0.1%
589	@@	Veolia Environnement	24,057
			24,057
		Total Common Stock
		(Cost $20,243,425)	23,036,521
PREFERRED STOCK: 0.5%
		Banks: 0.1%
9	@, #, C	DG Funding Trust	97,424
			97,424
		Diversified Financial Services: 0.0%
1,275	@, C	National Rural Utilities Cooperative Finance Corp.	31,289
			31,289
		Insurance: 0.2%
3,325	@, C	Metlife, Inc.	85,852
			85,852
		Telecommunications: 0.1%
34	@, @@, #, C	Centaur Funding Corp.	45,401
			45,401
		Total Preferred Stock
		(Cost $258,341)	259,966

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.1%
		Auto Manufacturers: 0.0%
$55,000		General Motors Corp., 4.270%, due 03/15/36	$15,125
			15,125

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.1% (continued)
		Banks: 2.3%
50,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	$43,399
37,000	@@, #	Banco Santander Santiago Chile SA, 3.720%, due 12/09/09	37,183
27,000	@@, L	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	30,978
40,000	@@, C	Bank of Ireland, 3.689%, due 12/29/49	35,429
30,000	@@, C	Bank of Nova Scotia, 4.186%, due 08/31/85	25,048
10,000	@@	Bank of Scotland, 3.750%, due 11/30/49	8,650
53,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	57,098
27,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	26,710
30,000	@@, #, C, L	Danske Bank A/S, 5.914%, due 12/29/49	32,329
30,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	25,125
69,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	71,170
100,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	83,749
50,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	42,057
60,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	59,163
38,000	C	Mellon Capital I, 7.720%, due 12/01/26	40,846
40,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	35,952
20,000	C	NB Capital Trust, 7.830%, due 12/15/26	21,531
18,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	19,611
43,000		PNC Funding Corp., 4.500%, due 03/10/10	43,096
75,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	76,921
90,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	78,840
30,000	@@, C	Societe Generale, 3.625%, due 11/29/49	26,624
100,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	80,750
40,000	@@, C	Standard Chartered PLC, 4.188%, due 07/29/49	32,200
55,000		Wachovia Corp., 5.500%, due 08/01/35	56,764
30,000	@@, C	Westpac Banking Corp., 3.556%, due 09/30/49	26,257
			1,117,480
		Beverages: 0.2%
42,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	49,770
33,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	41,085
18,000	@@, C	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	18,696
			109,551
		Chemicals: 0.1%
18,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	18,270
20,000		Stauffer Chemical, 5.140%, due 04/15/10	16,114
30,000		Stauffer Chemical, 7.000%, due 04/15/17	16,433
			50,817
		Diversified Financial Services: 2.2%
14,712	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	15,046
50,000	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	51,959
30,000	@@, C	BNP Paribas, 3.563%, due 12/31/49	25,625
85,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	85,850
100,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	98,538
38,000	C	Citigroup Capital II, 7.750%, due 12/01/36	40,548
72,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	77,461
15,000	@@, C	Financiere CSFB NV, 3.625%, due 03/29/49	13,002
29,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	26,899
43,000	L	Goldman Sachs Group, Inc., 3.538%, due 03/02/10	42,991
38,000	L	HSBC Finance Corp., 5.000%, due 06/30/15	38,271
31,000	#, C	HVB Funding Trust I, 8.741%, due 06/30/31	42,316
30,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	41,877
21,000	L	International Lease Finance Corp., 5.000%, due 04/15/10	21,353
37,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	39,620
44,000	C, L	JPM Capital Trust II, 7.950%, due 02/01/27	47,628
58,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	59,287
83,114	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	84,783
100,000	@@, #, C	Preferred Term Securities XII, 3.910%, due 03/23/35	100,374
62,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	63,355
300,000	#	Toll Road Investors Partnership II LP, 17.690%, due 02/15/45	37,120
26,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	28,778
			1,082,681

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.1% (continued)
		Electric: 0.6%
65,000	C	Consumers Energy Co., 4.250%, due 04/15/08	$64,618
5,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	5,568
33,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	39,705
50,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	50,046
46,000	C	Enterprise Capital Trust II, 4.710%, due 06/30/28	45,618
32,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	32,024
35,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	36,080
14,877		PPL Montana, LLC, 8.903%, due 07/02/20	17,282
20,543	#	Tenaska Virginia Partners, LP, 6.119%, due 03/30/24	21,751
			312,692
		Food: 0.3%
54,000	C	Safeway, Inc., 4.800%, due 07/16/07	54,247
76,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	78,250
			132,497
		Insurance: 0.2%
38,000		Prudential Financial, Inc., 4.104%, due 11/15/06	37,886
75,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	83,354
			121,240
		Media: 0.1%
38,000	C	COX Communications, Inc., 6.850%, due 01/15/18	42,138
			42,138
		Multi-National: 0.1%
25,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	25,241
			25,241
		Oil and Gas: 0.6%
32,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	35,264
42,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	41,247
4,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	4,409
29,000	@@, C, L	Nexen, Inc., 5.200%, due 03/10/15	29,474
68,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	70,686
28,000	C	Valero Energy Corp., 6.125%, due 04/15/07	28,761
57,000	C, L	Valero Energy Corp., 7.500%, due 04/15/32	71,560
			281,401
		Pipelines: 0.1%
50,000		Duke Capital LLC, 4.331%, due 11/16/06	49,894
17,000	C	KN Capital Trust III, 7.630%, due 04/15/28	19,970
			69,864
		Real Estate: 0.3%
52,000	C	EOP Operating, LP, 7.750%, due 11/15/07	55,522
17,000	C	Liberty Property, LP, 6.375%, due 08/15/12	18,413
45,000	C	Liberty Property, LP, 7.750%, due 04/15/09	49,660
			123,595
		Real Estate Investment Trusts: 0.3%
43,000	C	Simon Property Group, LP, 4.875%, due 03/18/10	43,400
77,000	C	Simon Property Group, LP, 6.375%, due 11/15/07	79,935
			123,335
		Retail: 0.1%
54,000	C, L	May Department Stores Co., 3.950%, due 07/15/07	53,552
			53,552

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.1% (continued)
		Savings and Loans: 0.1%
37,000	C	Great Western Financial, 8.206%, due 02/01/27	$40,124
			40,124
		Telecommunications: 0.5%
28,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	39,434
50,000	C	BellSouth Corp., 4.200%, due 09/15/09	49,655
28,000	C, L	BellSouth Corp., 6.000%, due 11/15/34	29,665
25,000	@@, +	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	28,778
15,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	17,893
25,000	L	SBC Communications, Inc., 6.150%, due 09/15/34	26,983
25,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	25,127
37,000	@@, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	37,183
			254,718
		Total Corporate Bonds/Notes
		(Cost $3,930,500)	3,956,051
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.8%
		Federal Home Loan Bank: 0.4%
200,000	L	3.250%, due 12/17/07	196,508
			196,508
		Federal Home Loan Mortgage Corporation: 4.2%
404,000	C	2.700%, due 03/16/07	396,184
99,000	L	4.000%, due 08/17/07	99,065
238,012	C	4.500%, due 12/15/16	238,398
98,524	C	4.500%, due 06/15/17	98,659
150,000	C	5.000%, due 05/15/20	151,474
410,997	C	5.500%, due 11/15/18	421,363
26,000	W	5.500%, due 09/15/19	26,561
170,000	W	5.500%, due 09/15/34	171,859
84,000		5.875%, due 03/21/11	90,077
43,917		6.000%, due 12/01/28	45,120
197,229	C	6.000%, due 01/15/29	204,434
118,971		7.000%, due 11/01/31	124,561
			2,067,755
		Federal National Mortgage Association: 10.8%
100,000	L	3.000%, due 08/15/07	98,115
198,000	C	3.500%, due 01/28/08	195,396
329,000	C	3.875%, due 02/01/08	326,676
62,000	L	4.250%, due 09/15/07	62,280
113,327		4.500%, due 09/25/16	113,377
63,000		4.500%, due 09/15/18	62,488
24,000	W	4.500%, due 09/15/35	23,287
185,000		4.625%, due 10/15/13	189,476
48,288		4.821%, due 11/01/34	48,469
89,000		4.823%, due 08/01/35	89,054
534,000	W	5.000%, due 09/15/18	537,838
1,162,000	W	5.000%, due 09/15/34	1,154,374
183,000		5.250%, due 08/01/12	192,769
134,664		5.500%, due 02/01/18	137,662
208,000	W	5.500%, due 09/15/18	212,485
148,000	W	5.500%, due 09/15/33	149,526
111,279		5.500%, due 11/01/33	112,587
168,611		6.000%, due 08/01/16	174,199
14,000	W	6.000%, due 09/15/18	14,451
52,242		6.000%, due 10/01/18	53,983
122,443		6.000%, due 04/25/31	127,666
707,000	W	6.000%, due 10/15/34	722,686
331,000	W	6.500%, due 09/15/33	342,068
84,000		6.625%, due 11/15/10	93,681
56,278		7.000%, due 02/01/31	59,064

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.8% (continued)
21,783		7.000%, due 03/01/32	$22,862
5,000		7.000%, due 08/01/35	5,243
9,966		7.500%, due 11/01/30	10,571
9,438		7.500%, due 09/01/31	10,011
			5,342,344
		Government National Mortgage Association: 0.4%
16,208		6.500%, due 02/15/26	16,957
26,416		6.500%, due 02/15/29	27,590
37,724		6.500%, due 01/15/32	39,378
20,435		7.000%, due 02/15/28	21,531
28,113		7.000%, due 02/15/28	29,621
41,027		7.500%, due 12/15/23	43,964
			179,041
		Total U.S. Government Agency Obligations
		(Cost $7,782,598)	7,785,648
U.S. TREASURY OBLIGATIONS: 10.6%
		U.S. Treasury Bonds: 1.6%
184,000	L	5.375%, due 02/15/31	215,783
80,000	L	5.500%, due 08/15/28	93,763
221,000	L	6.000%, due 02/15/26	271,088
85,000	L, C	10.375%, due 11/15/12	96,558
70,000	L, C	13.250%, due 05/15/14	92,534
			769,726
		U.S. Treasury Notes: 58.8%
551,000	L	3.875%, due 07/31/07	551,495
2,000		4.000%, due 08/31/07	2,007
99,000	L	4.000%, due 04/15/10	99,576
534,000	L	4.125%, due 08/15/08	538,464
1,249,000	L	4.125%, due 08/15/10	1,263,931
1,834,000	L, W	4.250%, due 08/15/15	1,869,248
			4,324,721
		U.S. Treasury STRIP: 0.2%
162,000		4.240%, due 05/15/16	103,816
			103,816
		Total U.S. Treasury Obligations
		(Cost $5,111,678)	5,198,263
ASSET-BACKED SECURITIES: 1.5%
		Automobile Asset-Backed Securities: 0.3%
29,721	C	Household Automotive Trust, 2.310%, due 04/17/08	29,542
125,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	122,918
			152,460
		Credit Card Asset-Backed Securities: 0.8%
45,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	45,124
43,000	C	Capital One Master Trust, 4.900%, due 03/15/10	43,571
145,000	C	Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	148,360
145,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	146,756
			383,811
		Other Asset-Backed Securities: 0.4%
96,652	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	96,041
76,000	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	75,504
			171,545
		Total Asset-Backed Securities
		(Cost $721,599)	707,816

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.1%
		Commercial Mortgage-Backed Securities: 2.3%
30,000	C	COMM, 3.600%, due 03/10/39	$29,295
409,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	404,945
31,000	C	CS First Boston Mortgage Securities Corp., 7.780%, due 04/14/62	35,147
170,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	179,035
405,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	443,583
4,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,972
22,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	21,964
15,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	14,874
			1,132,815
		Whole Loan Collateralized Mortgage Obligations: 2.6%
44,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	44,637
232,000	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	233,015
199,109	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	202,802
76,851	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	76,924
31,963	#, C	GSMPS Mortgage Loan Trust, 3.991%, due 01/25/35	32,082
116,780	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	119,182
390,453	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	391,672
121,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	124,646
67,674	C	Thornburg Mortgage Securities Trust, 4.011%, due 09/25/34	67,854
			1,292,814
		Whole Loan Collateralized Support CMO: 0.2%
46,376		Bank of America Mortgage Securities, 5.250%, due 11/25/19	46,915
46,859		Bank of America Mortgage Securities, 5.500%, due 11/25/33	47,168
			94,083
		Total Collateralized Mortgage Obligations
		(Cost $2,542,840)	2,519,712
MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
20,000		City of New York, NY, 5.000%, due 11/01/08	21,114
20,000		City of New York, NY, 5.000%, due 11/01/11	21,704
20,000	C	City of New York, NY, 5.000%, due 11/01/15	21,938
10,000	C	City of New York, NY, 5.000%, due 04/01/35	10,528
20,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	19,691
15,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	14,999
		Total Municipal Bonds
		(Cost $110,362)	109,974
		Total Long-Term Investments
		(Cost $40,701,343)	43,573,951
SHORT-TERM INVESTMENTS: 34.9%
		Commercial Paper: 8.1%
1,000,000	#	Concord Minutemen Capital Co., LLC, 3.610%, due 09/22/05	997,800
500,000		Edison Asset Securities LLC, 3.700%, due 11/03/05	496,735
2,000,000		Master Funding LLC, 3.270%, due 09/14/05	1,997,457
500,000	@@, #, S	St Germain Holdings Ltd., 3.550%, due 09/06/05	499,704
		Total Commercial Paper
		(Cost $3,991,927)	3,991,696

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Repurchase Agreement: 10.2%
5,021,000	S	Morgan Stanley Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $5,021,499 to be received upon repurchase (Collateralized by $10,175,000 Other U.S. Agency Obligations, 0.000% Market Value plus accrued interest $5,122,604, due 10/15/20)		$5,021,000
		Total Repurchase Agreement
		(Cost $5,021,000)		5,021,000
		Securities Lending Collateral(cc): 16.6%
8,165,409		The Bank of New York Institutional Cash Reserves Fund		8,165,409
		Total Securities Lending Collateral
		(Cost $8,165,409)		8,165,409
		Total Short-Term Investments
		(Cost $17,178,336)		17,178,105
		Total Investments In Securities
		(Cost $57,879,679)*	123.5%	$60,752,056
		Other Assets and Liabilities—Net	(23.5)	(11,554,508)
		Net Assets	100.0%	$49,197,548

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
*	Cost for federal income tax purposes is $58,309,446
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,898,399
	Gross Unrealized Depreciation	(455,789)
	Net Unrealized Appreciation	$2,442,610

Information concerning open futures contracts for the ING Strategic Allocation Inome Fund at August 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
	Contracts	Market Value	Date	Gain (Loss)
Long Contracts
U.S. 10 Year Future	7	$790,453	09/21/05	$5,702
U.S. Long Bond	10	1,178,914	09/21/05	4,836
				$10,538
Short Contracts
U.S. 5 Year Note	10	$1,085,313	09/21/05	$725

PORTFOLIO OF INVESTMENTS

ING Value Opportunity Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.1%
		Aerospace/Defense: 2.9%
5,800		General Dynamics Corp.	$664,622
7,200		United Technologies Corp.	360,000
			1,024,622
		Agriculture: 2.9%
14,500		Altria Group, Inc.	1,025,150
			1,025,150
		Apparel: 1.1%
5,000		Nike, Inc.	394,550
			394,550
		Banks: 9.2%
33,100		Bank of America Corp.	1,424,293
12,600		The Bank of New York Co., Inc.	385,182
20,700		Wells Fargo & Co.	1,234,134
3,700		Zions Bancorporation	258,482
			3,302,091
		Beverages: 1.8%
8,500		Coca-Cola Co.	374,000
4,300		Molson Coors Brewing Co.	275,673
			649,673
		Biotechnology: 0.5%
3,600	@	Charles River Laboratories Intl., Inc.	182,952
			182,952
		Building Materials: 1.6%
18,200		Masco Corp.	558,376
			558,376
		Chemicals: 3.8%
14,200		Dow Chemical Co.	613,440
4,400		E.I. du Pont de Nemours & Co.	174,108
11,200	L	Lyondell Chemical Co.	288,960
6,200		Praxair, Inc.	299,460
			1,375,968
		Coal: 1.7%
8,400		Peabody Energy Corp.	602,028
			602,028
		Computers: 1.6%
6,900		International Business Machines Corp.	556,278
			556,278
		Cosmetics/Personal Care: 0.8%
8,800	L	Avon Products, Inc.	288,816
			288,816

PORTFOLIO OF INVESTMENTS

ING Value Opportunity Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.1% (continued)
		Diversified Financial Services: 14.7%
5,700	L	Capital One Financial Corp.	$468,768
20,400		Citigroup, Inc.	892,908
20,600		Countrywide Financial Corp.	696,074
12,200		Freddie Mac	736,636
24,000		JPMorgan Chase & Co.	813,360
2,000		Lehman Brothers Holdings, Inc.	211,320
11,900		Merrill Lynch & Co., Inc.	680,204
14,500		Morgan Stanley	737,615
			5,236,885
		Electric: 2.3%
4,300		Entergy Corp.	322,113
13,200	L	PG&E Corp.	495,264
			817,377
		Electronics: 0.8%
10,300	@ @	Koninklijke Philips Electronics NV	273,465
			273,465
		Entertainment: 0.5%
9,800		Regal Entertainment Group	191,590
			191,590
		Food: 2.2%
11,200		McCormick & Co., Inc.	379,792
14,154	@, L	Smithfield Foods, Inc.	394,189
			773,981
		Forest Products and Paper: 0.5%
5,500		International Paper Co.	169,675
			169,675
		Gas: 1.3%
10,600		Sempra Energy	475,092
			475,092
		Healthcare-Services: 1.5%
10,400		Quest Diagnostics, Inc.	519,792
			519,792
		Household Products/Wares: 1.7%
9,700		Kimberly-Clark Corp.	604,504
			604,504
		Insurance: 4.3%
9,900		American Intl. Group, Inc.	586,080
15,600	L	MetLife, Inc.	764,088
4,700		St. Paul Travelers Cos., Inc.	202,147
			1,552,315
		Leisure Time: 1.0%
8,800	L	Royal Caribbean Cruises Ltd.	375,936
			375,936

PORTFOLIO OF INVESTMENTS

ING Value Opportunity Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.1% (continued)
		Lodging: 1.9%
4,600		Harrah’s Entertainment, Inc.	$319,976
6,300	@, @ @	Kerzner Intl. Ltd.	359,415
			679,391
		Media: 3.3%
8,800		Gannett Co., Inc.	639,936
10,400		Time Warner, Inc.	186,368
9,700	L	Tribune Co.	364,429
			1,190,733
		Mining: 0.7%
9,100		Alcoa, Inc.	243,789
			243,789
		Miscellaneous Manufacturing: 2.6%
23,300		General Electric Co.	783,113
5,300	@ @, L	Tyco Intl. Ltd.	147,499
			930,612
		Office/Business Equipment: 0.8%
21,200	@, L	Xerox Corp.	284,292
			284,292
		Oil and Gas: 11.8%
5,700		Apache Corp.	408,234
11,800		Cabot Oil & Gas Corp.	509,642
8,000		ConocoPhillips	527,520
7,700		EOG Resources, Inc.	491,491
21,000		Exxon Mobil Corp.	1,257,900
17,800	@	Plains Exploration & Production Co.	659,490
8,600		XTO Energy, Inc.	342,280
			4,196,557
		Oil and Gas Services: 4.3%
6,800		BJ Services Co.	428,944
19,000	@	Dresser-Rand Group, Inc.	455,810
10,800		Halliburton Co.	669,276
			1,554,030
		Pharmaceuticals: 4.8%
44,200		Pfizer, Inc.	1,125,774
18,100	@ @	Teva Pharmaceutical Industries Ltd. ADR	587,164
			1,712,938
		Real Estate Investment Trusts: 0.8%
12,300		KKR Financial Corp.	287,697
			287,697
		Retail: 1.5%
2,900		Abercrombie & Fitch Co.	161,269
11,900		McDonald’s Corp.	386,155
			547,424
		Savings and Loans: 1.9%
29,900	L	Sovereign Bancorp, Inc.	697,268
			697,268

PORTFOLIO OF INVESTMENTS

ING Value Opportunity Fund	as of August 31, 2005 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 97.1% (continued)
		Semiconductors: 1.0%
42,300	@ @	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		$348,129
				348,129
		Software: 0.9%
11,700		Microsoft Corp.		320,580
				320,580
		Telecommunications: 2.1%
30,900	L	SBC Communications, Inc.		744,072
				744,072
		Total Common Stock (Cost $31,496,489)		34,688,628

Principal Amount				Value

SHORT-TERM INVESTMENTS: 16.3%
		Repurchase Agreement: 2.2%
$770,000	S	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $770,077 to be received upon repurchase (Collateralized by $790,000, 3.350%, Market Value plus accrued interest $785,538, due 11/09/07)		$770,000

		Total Securities Lending Collateral (Cost $770,000)		770,000

		Securities Lending Collateral(cc): 14.1%
5,042,958		The Bank of New York Institutional Cash Reserves Fund		5,042,958

		Total Securities Lending Collateral (Cost $5,042,958)		5,042,958

		Total Short-Term Investments (Cost $5,812,958)		5,812,958

		Total Investments In Securities
		(Cost $37,309,447)*	113.4%	$40,501,586
		Other Assets and Liabilities—Net	(13.4)	(4,799,133)
		Net Assets	100.0%	$35,702,443

	@	Non-income producing security
	@ @	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned..
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.

PORTFOLIO OF INVESTMENTS

ING Value Opportunity Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

	*	Cost for federal income tax purposes is $37,450,540.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,931,943
		Gross Unrealized Depreciation	(880,897)
		Net Unrealized Appreciation	$3,051,046

Information concerning open futures contracts at August 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain(Loss)

S&P 500	5	$305,375	09/16/05	$1,875

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 28, 2005